UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2022

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.8%
Brazil | 6.0%
Banco Bradesco SA ADR	305,224	$1,123,224
Dexco SA	450,035	780,044
Pagseguro Digital Ltd., Class A (*)	72,200	955,206
Petro Rio SA (*)	159,500	814,006
Rumo SA	317,344	1,087,159
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	343,600	870,728
		5,630,367
China | 35.4%
Airtac International Group	28,765	658,055
Alibaba Group Holding Ltd. ADR (*)	36,288	2,902,677
Autohome, Inc. ADR	22,911	658,920
Baidu, Inc., Class A (*)	114,200	1,685,188
China Tourism Group Duty Free Corp. Ltd., Class A	88,300	2,451,900
Chow Tai Seng Jewellery Co. Ltd., Class A	549,750	898,594
GoerTek, Inc., Class A	412,600	1,544,275
JD.com, Inc., Class A	82,959	2,094,823
Jiangsu King’s Luck Brewery JSC Ltd., Class A	170,400	1,101,654
Minth Group Ltd.	680,000	1,485,353
Ping An Insurance (Group) Co. of China Ltd., Class H	274,000	1,362,413
Shanghai Liangxin Electrical Co. Ltd., Class A	843,792	1,395,706
Tencent Holdings Ltd.	118,800	4,012,114
Topsports International Holdings Ltd.	1,270,000	891,652
Trip.com Group Ltd. ADR (*)	79,885	2,181,659
Weibo Corp. ADR (*)	40,381	690,515
Wuliangye Yibin Co. Ltd., Class A	85,800	2,037,642
Xiaomi Corp., Class B (*)	512,400	575,631
Yadea Group Holdings Ltd.	882,000	1,408,925
Zhongsheng Group Holdings Ltd.	362,000	1,423,342
ZTO Express Cayman, Inc. ADR	71,040	1,707,091
		33,168,129
Colombia | 0.6%
Bancolombia SA ADR	21,937	534,605
Hong Kong | 1.0%
Techtronic Industries Co. Ltd.	97,002	916,421
Hungary | 1.8%
Richter Gedeon Nyrt.	96,426	1,651,163
India | 12.9%
Bajaj Finance Ltd.	17,712	1,580,733
HDFC Bank Ltd. ADR	49,342	2,882,559
Description	Shares	Fair Value
ICICI Bank Ltd. ADR	149,407	$3,133,065
Mphasis Ltd.	23,986	607,642
Reliance Industries Ltd.	73,876	2,136,736
UPL Ltd.	212,959	1,749,508
		12,090,243
Indonesia | 4.3%
PT Bank Central Asia Tbk	3,342,500	1,865,911
PT Bank Rakyat Indonesia (Persero) Tbk	7,345,949	2,160,961
		4,026,872
Mexico | 2.6%
Grupo Financiero Banorte SAB de CV, Class O	380,957	2,446,206
Peru | 1.0%
Credicorp Ltd.	7,763	953,296
Philippines | 2.3%
BDO Unibank, Inc.	732,885	1,396,133
International Container Terminal Services, Inc.	281,269	752,008
		2,148,141
Poland | 1.3%
InPost SA (*)	204,870	1,196,405
South Africa | 3.2%
Capitec Bank Holdings Ltd.	6,145	526,750
Foschini Group Ltd.	188,087	1,213,991
Standard Bank Group Ltd.	166,255	1,311,627
		3,052,368
South Korea | 8.9%
CJ Logistics Corp. (*)	8,249	517,806
NAVER Corp.	5,837	777,934
Samsung Electronics Co. Ltd.	129,614	4,762,450
SK Hynix, Inc.	39,138	2,245,666
		8,303,856
Taiwan | 14.7%
ASE Technology Holding Co. Ltd.	433,289	1,080,298
Bizlink Holding, Inc.	172,000	1,521,721
Chroma ATE, Inc.	260,000	1,457,363
Hiwin Technologies Corp.	123,714	683,893
Lotes Co. Ltd.	65,000	1,562,739
MediaTek, Inc.	64,000	1,113,865
RichWave Technology Corp.	184,000	557,749
Sercomm Corp.	336,000	826,414
Silicon Motion Technology Corp. ADR	18,401	1,199,561

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	287,000	$3,772,410
		13,776,013
United States | 1.7%
JS Global Lifestyle Co. Ltd.	1,646,000	1,584,100
Zambia | 1.1%
First Quantum Minerals Ltd.	60,463	1,026,429
Total Common Stocks (Cost $99,921,686)		92,504,614
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $1,193,057)	1,193,057	1,193,057
Total Investments | 100.1% (Cost $101,114,743)		$93,697,671
Liabilities in Excess of Cash and Other Assets | (0.1)%		(135,412)
Net Assets | 100.0%		$93,562,259

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.3%
Austria | 1.4%
Mondi PLC	83,747	$1,293,606
Brazil | 9.3%
Banco BTG Pactual SA	277,296	1,275,356
Banco do Brasil SA	188,400	1,345,328
Centrais Eletricas Brasileiras SA	130,700	1,041,123
Itau Unibanco Holding SA ADR	161,396	834,417
Lojas Renner SA	147,958	763,879
MercadoLibre, Inc. (*)	807	668,018
Pet Center Comercio e Participacoes SA	221,866	418,285
Petroleo Brasileiro SA ADR	122,366	1,509,996
Rumo SA	257,158	880,974
		8,737,376
Canada | 1.0%
Parex Resources, Inc.	66,804	975,449
China | 24.1%
Alibaba Group Holding Ltd. (*)	26,600	266,822
Alibaba Group Holding Ltd. ADR (*)	28,592	2,287,074
Bilibili, Inc. ADR (*)	12,380	189,662
Budweiser Brewing Co. APAC Ltd.	341,400	889,850
China Mengniu Dairy Co. Ltd.	168,000	658,955
Industrial & Commercial Bank of China Ltd., Class H	6,613,633	3,085,252
Innovent Biologics, Inc. (*)	109,500	341,062
JD.com, Inc. ADR	23,010	1,157,403
JD.com, Inc., Class A	17,876	451,392
Meituan, Class B (*)	21,800	456,908
Midea Group Co. Ltd., Class A	56,700	393,976
NetEase, Inc.	29,200	443,421
NetEase, Inc. ADR	9,418	712,001
PICC Property & Casualty Co. Ltd., Class H	939,770	972,046
Ping An Insurance (Group) Co. of China Ltd., Class H	245,000	1,218,216
Prosus NV	13,537	705,466
Remegen Co. Ltd., Class H (*)	63,000	303,299
Shenzhen Inovance Technology Co. Ltd., Class A	58,800	474,970
Shenzhou International Group Holdings Ltd.	64,691	496,195
Tencent Holdings Ltd.	122,100	4,123,561
Wuxi Biologics Cayman, Inc. (*)	124,000	742,939
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	128,400	855,319
XPeng, Inc., Class A (*)	55,700	331,942
Description	Shares	Fair Value
Yum China Holdings, Inc.	22,508	$1,065,304
		22,623,035
Ghana | 0.6%
Kosmos Energy Ltd. (*)	113,141	584,939
Hong Kong | 0.9%
Techtronic Industries Co. Ltd.	93,000	878,613
India | 15.0%
HDFC Bank Ltd. ADR	48,705	2,845,346
Hindalco Industries Ltd.	205,432	972,368
ICICI Bank Ltd. ADR	49,336	1,034,576
Infosys Ltd. ADR	110,601	1,876,899
Larsen & Toubro Ltd.	64,932	1,463,160
Reliance Industries Ltd.	64,935	1,878,133
Star Health & Allied Insurance Co. Ltd.	145,912	1,261,644
UPL Ltd.	222,366	1,826,788
WNS Holdings Ltd. ADR (*)	11,896	973,569
		14,132,483
Indonesia | 4.0%
PT Bank Mandiri (Persero) Tbk	3,068,900	1,881,683
PT Telkom Indonesia (Persero) Tbk ADR	65,162	1,879,924
		3,761,607
Malaysia | 1.0%
Public Bank Berhad	1,070,300	973,154
Mexico | 4.9%
Arca Continental SAB de CV	214,845	1,547,050
Cemex SAB de CV ADR (*)	302,234	1,036,663
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,957	1,008,788
Grupo Financiero Banorte SAB de CV, Class O	157,300	1,010,057
		4,602,558
Philippines | 1.5%
BDO Unibank, Inc.	450,951	859,054
PLDT, Inc.	22,825	586,097
		1,445,151
Poland | 0.9%
KGHM Polska Miedz SA	48,734	851,735
Qatar | 1.1%
Qatar National Bank QPSC	194,498	1,061,419
Saudi Arabia | 1.1%
Saudi National Bank	59,466	992,763
South Africa | 2.0%
Anglo American PLC	38,632	1,167,010

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Bidvest Group Ltd.	65,900	$715,129
		1,882,139
South Korea | 10.4%
DB Insurance Co. Ltd.	14,751	564,991
KB Financial Group, Inc.	17,622	533,782
LG Chem Ltd.	2,592	960,530
LG Electronics, Inc.	8,554	464,481
NAVER Corp.	3,296	439,279
Samsung Electronics Co. Ltd.	117,913	4,332,516
Samsung SDI Co. Ltd.	2,315	873,429
SK Hynix, Inc.	17,397	998,208
SM Entertainment Co. Ltd.	13,240	654,461
		9,821,677
Taiwan | 12.5%
Accton Technology Corp.	78,000	661,403
ASE Technology Holding Co. Ltd.	338,000	842,718
Eclat Textile Co. Ltd.	55,789	682,590
Feng TAY Enterprise Co. Ltd.	113,000	558,012
Nien Made Enterprise Co. Ltd.	65,000	511,735
Realtek Semiconductor Corp.	46,000	387,368
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	117,590	8,061,970
		11,705,796
Thailand | 2.9%
Home Product Center Public Co. Ltd. (‡)	2,800,800	1,002,407
PTT Exploration & Production PCL (‡)	404,500	1,721,163
		2,723,570
United Arab Emirates | 2.9%
Abu Dhabi Ports Co. PJSC	1,420,515	1,985,403
ADNOC Drilling Co. PJSC	843,047	776,770
		2,762,173
United Kingdom | 0.9%
Unilever PLC ADR	18,468	809,637
United States | 0.9%
Tenaris SA ADR	30,856	797,319
Total Common Stocks (Cost $97,316,749)		93,416,199
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $232,650)	232,650	232,650
Description	Fair Value
Total Investments | 99.5% (Cost $97,549,399)	$93,648,849
Cash and Other Assets in Excess of Liabilities | 0.5%	439,254
Net Assets | 100.0%	$94,088,103

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 96.9%
Brazil | 2.60%
Banco do Brasil SA	37,300	$266,352
Centrais Eletricas Brasileiras SA	18,100	144,180
Energisa SA	17,200	133,567
TIM SA	90,100	201,768
Vale SA	92,709	1,238,102
		1,983,969
Chile | 0.9%
Sociedad Quimica y Minera de Chile SA ADR	7,454	676,450
China | 31.5%
360 DigiTech, Inc. ADR	10,643	136,443
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	55,400	135,978
Agricultural Bank of China Ltd., Class H	475,000	141,656
Alibaba Group Holding Ltd. (*)	224,200	2,248,926
Baidu, Inc. ADR (*)	4,401	517,073
Bank of China Ltd., Class H	3,570,000	1,165,295
Bank of Communications Co. Ltd., Class H	476,000	250,089
Baoshan Iron & Steel Co. Ltd., Class A	223,900	166,000
Beijing Enterprises Holdings Ltd.	92,000	257,389
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,000	128,950
Bosideng International Holdings Ltd.	278,000	137,362
BYD Co. Ltd., Class H	17,000	418,066
BYD Electronic International Co. Ltd.	43,000	102,068
China CITIC Bank Corp. Ltd., Class H	346,000	137,395
China Construction Bank Corp., Class H	596,000	342,977
China Galaxy Securities Co. Ltd., Class H	647,000	297,840
China International Capital Corp. Ltd., Class H	91,200	132,020
China Life Insurance Co. Ltd., Class H	103,000	132,621
China Longyuan Power Group Corp. Ltd., Class H	183,000	228,844
China Meidong Auto Holdings Ltd.	66,000	104,426
China Pacific Insurance Group Co. Ltd., Class H	79,000	144,880
China Petroleum & Chemical Corp., Class H	1,796,000	765,417
China Resources Beer Holdings Co. Ltd.	24,000	166,245
China Resources Mixc Lifestyle Services Ltd.	37,000	141,756
China Taiping Insurance Holdings Co. Ltd.	188,000	157,298
China Tower Corp. Ltd., Class H	1,188,000	126,913
China World Trade Center Co. Ltd., Class A	60,587	116,908
China Yongda Automobiles Services Holdings Ltd.	186,500	99,699
Description	Shares	Fair Value
Chongqing Brewery Co. Ltd., Class A	8,600	$135,912
Contemporary Amperex Technology Co. Ltd., Class A	2,000	112,264
COSCO SHIPPING Holdings Co. Ltd., Class H	225,300	263,290
CSPC Pharmaceutical Group Ltd.	707,840	695,064
Daqo New Energy Corp. ADR (*)	2,255	119,695
East Money Information Co. Ltd. Class A	78,594	193,988
G-bits Network Technology Xiamen Co. Ltd., Class A	2,800	98,059
GD Power Development Co. Ltd., Class A (*)	514,900	295,353
GF Securities Co. Ltd., Class H	159,600	173,486
Greattown Holdings Ltd. Class A (*)	303,697	135,688
Haier Smart Home Co. Ltd. Class H	134,200	408,846
Industrial & Commercial Bank of China Ltd., Class H	697,000	325,150
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	46,300	214,984
JD Health International, Inc. (*)	13,200	75,244
JD.com, Inc., Class A	33,904	856,120
Kuaishou Technology (*)	16,500	106,320
Lenovo Group Ltd.	538,000	369,596
Li Auto, Inc. ADR (*)	6,697	154,098
Li Ning Co. Ltd.	33,000	250,774
Meituan, Class B (*)	47,300	991,364
Midea Group Co. Ltd., Class A	26,500	184,133
NetEase, Inc.	57,000	865,583
New China Life Insurance Co. Ltd., Class H	52,100	99,182
New Oriental Education & Technology Group, Inc. ADR (*)	7,166	171,769
NIO, Inc. ADR (*)	8,572	135,180
Nongfu Spring Co. Ltd. Class H	17,400	100,069
Oppein Home Group, Inc., Class A	7,000	111,984
People’s Insurance Co. Group of China Ltd., Class H	1,222,000	353,633
PetroChina Co. Ltd., Class H	1,758,000	722,920
PICC Property & Casualty Co. Ltd., Class H	566,000	585,439
Pinduoduo, Inc. ADR (*)	6,755	422,728
Ping An Insurance (Group) Co. of China Ltd., Class H	27,500	136,739
Power Construction Corp. of China Ltd. Class A	176,400	173,222
Shandong WIT Dyne Health Co. Ltd., Class A	32,300	188,137
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,600	194,238
Sunny Optical Technology Group Co. Ltd.	11,700	109,970
TBEA Co. Ltd., Class A	42,200	128,807
Tencent Holdings Ltd.	78,000	2,634,216

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Tongwei Co. Ltd. Class A	31,393	$207,673
Trip.com Group Ltd. ADR (*)	5,786	158,016
Vipshop Holdings Ltd. ADR (*)	13,259	111,508
Wuxi Biologics Cayman, Inc. (*)	23,000	137,803
Xuji Electric Co. Ltd., Class A	74,290	173,035
Yadea Group Holdings Ltd.	144,000	230,029
YongXing Special Materials Technology Co. Ltd.	5,800	100,871
Yum China Holdings, Inc.	5,772	273,189
Zhongsheng Group Holdings Ltd.	70,000	275,232
ZTO Express Cayman, Inc. ADR	8,680	208,580
		24,069,714
Colombia | 0.4%
Bancolombia SA ADR	11,244	274,016
Czech Republic | 0.6%
CEZ AS	13,007	445,891
Greece | 0.5%
Hellenic Telecommunications Organization SA	25,010	363,278
Hong Kong | 0.2%
Orient Overseas International Ltd.	10,500	183,125
Hungary | 0.3%
MOL Hungarian Oil & Gas PLC	44,907	250,142
India | 13.1%
Axis Bank Ltd. GDR	2,355	105,177
Dr Reddy’s Laboratories Ltd. ADR	11,735	614,210
GAIL India Ltd. GDR	25,576	253,045
HDFC Bank Ltd. ADR	20,639	1,205,730
ICICI Bank Ltd. ADR	101,799	2,134,725
Infosys Ltd. ADR	93,189	1,581,417
Larsen & Toubro Ltd. GDR	28,278	641,502
Mahindra & Mahindra Ltd. GDR	32,864	512,678
MakeMyTrip Ltd. (*)	4,356	133,729
Reliance Industries Ltd. GDR (#)	19,166	1,116,814
State Bank of India GDR	7,836	507,830
Tata Motors Ltd. ADR (*)	9,727	235,977
Tata Steel Ltd. GDR	8,162	100,880
Wipro Ltd. ADR	44,442	209,322
WNS Holdings Ltd. ADR (*)	7,917	647,927
		10,000,963
Indonesia | 4.3%
PT Astra International Tbk	1,310,400	565,332
PT Bank Mandiri (Persero) Tbk	1,724,200	1,057,186
PT Bank Negara Indonesia (Persero) Tbk	308,500	180,363
Description	Shares	Fair Value
PT Bank Rakyat Indonesia (Persero) Tbk	680,200	$200,095
PT Kalbe Farma Tbk	1,869,800	223,899
PT Sumber Alfaria Trijaya Tbk	1,678,800	262,745
PT Telkom Indonesia (Persero) Tbk ADR	7,499	216,346
PT Unilever Indonesia Tbk	1,735,900	549,680
		3,255,646
Malaysia | 1.4%
CIMB Group Holdings Berhad	227,900	251,183
Hong Leong Financial Group Bhd	37,500	149,109
Inari Amertron Berhad	198,600	105,810
Petronas Chemicals Group Bhd	326,700	589,041
		1,095,143
Mexico | 2.4%
Arca Continental SAB de CV	68,300	491,813
Coca-Cola Femsa SAB de CV ADR	8,506	496,665
Gruma SAB de CV, Class B	12,150	116,375
Grupo Mexico SAB de CV, Series B	38,100	128,870
Wal-Mart de Mexico SAB de CV	164,200	577,486
		1,811,209
Monaco | 0.1%
Costamare, Inc.	11,884	106,362
Philippines | 0.6%
BDO Unibank, Inc.	118,130	225,036
International Container Terminal Services, Inc.	76,690	205,040
		430,076
Poland | 0.4%
KGHM Polska Miedz SA	3,113	54,407
Orange Polska SA	118,174	122,491
Polski Koncern Naftowy ORLEN SA	12,008	128,974
		305,872
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PJSC GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 4.3%
Al Rajhi Bank (*)	34,661	744,673
Arabian Internet & Communications Services Co.	6,619	418,002
Arriyadh Development Co.	7,147	38,882
Nahdi Medical Co.	3,046	152,850
SABIC Agri-Nutrients Co.	11,368	476,868
Saudi Arabian Mining Co. (*)	8,577	158,410
Saudi Arabian Oil Co.	20,125	191,590
Saudi Basic Industries Corp.	25,113	592,324
Saudi Electricity Co.	43,764	283,287

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Saudi Research & Media Group (*)	4,735	$238,393
		3,295,279
South Africa | 3.5%
Absa Group Ltd.	27,974	271,228
African Rainbow Minerals Ltd.	14,813	199,110
Anglo American Platinum Ltd.	1,240	87,069
FirstRand Ltd.	99,724	331,822
Gold Fields Ltd. ADR	32,357	261,768
Harmony Gold Mining Co. Ltd. ADR	43,154	104,864
Impala Platinum Holdings Ltd.	11,613	107,757
MTN Group Ltd.	27,089	177,850
MultiChoice Group	16,422	104,513
Naspers Ltd., N Shares	2,553	316,397
Sappi Ltd. (*)	66,525	161,109
Sasol Ltd.	8,160	128,368
Sibanye Stillwater Ltd.	61,460	142,248
Standard Bank Group Ltd.	16,161	127,498
Vodacom Group Ltd.	17,326	116,167
		2,637,768
South Korea | 11.7%
AfreecaTV Co. Ltd.	2,131	93,357
BGF retail Co. Ltd.	1,403	161,810
CJ CheilJedang Corp.	863	247,710
DB HiTek Co. Ltd.	3,343	86,065
DGB Financial Group, Inc.	25,114	122,251
Hanwha Aerospace Co. Ltd.	2,694	115,686
HMM Co. Ltd.	5,980	76,440
Hyundai Rotem Co. Ltd. (*)	9,845	172,431
KB Financial Group, Inc.	6,565	198,858
Kia Corp.	17,137	855,262
Korean Reinsurance Co.	55,867	306,378
KT Corp.	38,542	971,168
KT&G Corp.	11,428	691,438
LG Chem Ltd.	702	260,144
LG Electronics, Inc.	2,083	113,107
LG Innotek Co. Ltd.	1,251	235,964
Samsung Electro-Mechanics Co. Ltd.	4,076	314,914
Samsung Electronics Co. Ltd. GDR	2,921	2,664,463
Samsung SDI Co. Ltd.	876	330,507
SIMMTECH Co. Ltd.	5,277	107,113
SK Hynix, Inc.	5,131	294,407
Woori Financial Group, Inc.	72,056	535,359
		8,954,832
Taiwan | 14.1%
Advanced Energy Solution Holding Co. Ltd.	5,000	98,913
Asia Vital Components Co. Ltd.	62,000	217,594
Description	Shares	Fair Value
ASPEED Technology, Inc.	2,100	$115,427
Chailease Holding Co. Ltd.	81,500	463,683
China Airlines Ltd.	153,000	93,720
Chung-Hsin Electric & Machinery Manufacturing Corp.	106,000	188,993
Delta Electronics, Inc.	87,000	691,381
E Ink Holdings, Inc.	24,000	158,569
Eva Airways Corp.	106,000	93,087
Evergreen Marine Corp. Taiwan Ltd.	22,800	103,948
Faraday Technology Corp.	20,000	83,083
Global Unichip Corp.	14,000	255,905
Hiwin Technologies Corp.	40,000	221,121
International Games System Co. Ltd.	25,000	281,382
Kinik Co.	75,000	282,169
Lotes Co. Ltd.	15,000	360,632
MediaTek, Inc.	19,000	330,679
Nan Ya Plastics Corp.	68,000	142,883
Nan Ya Printed Circuit Board Corp.	26,000	152,447
Novatek Microelectronics Corp.	15,000	102,333
Realtek Semiconductor Corp.	12,000	101,053
Ruentex Development Co. Ltd.	59,000	95,682
SinoPac Financial Holdings Co. Ltd.	1,143,060	619,802
Taiwan Semiconductor Manufacturing Co. Ltd.	325,000	4,271,893
Tong Yang Industry Co. Ltd.	183,000	278,191
Unimicron Technology Corp.	72,000	267,358
United Microelectronics Corp.	185,000	207,755
Via Technologies, Inc.	53,000	132,289
Voltronic Power Technology Corp.	5,000	218,908
Wan Hai Lines Ltd.	33,460	69,507
Yang Ming Marine Transport Corp.	43,000	82,232
		10,782,619
Thailand | 3.1%
Bangkok Bank Public Co. Ltd.	87,100	315,195
Bangkok Dusit Medical Services PCL NVDR	306,000	239,023
Bumrungrad Hospital Public Co. Ltd. (‡)	78,700	473,619
Central Retail Corp. Public Co. Ltd (‡)	152,300	159,487
Chularat Hospital Public Co. Ltd. NVDR	2,212,000	215,234
Kasikornbank Public Co. Ltd. NVDR	55,800	211,829
Kiatnakin Phatra Bank Public Co. Ltd NVDR	76,500	138,601
Krung Thai Bank Public Co. Ltd. NVDR	774,300	340,821
Land & Houses Public Co. Ltd. (‡)	714,400	168,562
PTT Exploration & Production PCL (‡)	26,400	112,333
		2,374,704
United Arab Emirates | 0.7%
Emaar Properties PJSC (*)	142,422	224,503

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Fertiglobe PLC (*)	88,292	$137,735
National Marine Dredging Co. (*)	24,428	163,603
		525,841
United States | 0.2%
JBS SA	41,300	192,323
Total Common Stocks (Cost $91,190,430)		74,015,222
Preferred Stocks | 1.2%
Brazil | 1.2%
Cia Energetica de Minas Gerais	35,000	69,814
Petroleo Brasileiro SA	154,639	854,272
Total Preferred Stocks (Cost $918,388)		924,086
Short-Term Investments | 7.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $5,942,831)	5,942,831	5,942,831
Total Investments | 105.9% (Cost $98,051,649)		$80,882,139
Liabilities in Excess of Cash and Other Assets | (5.9)%		(4,504,321)
Net Assets | 100.0%		$76,377,818

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.4%
Brazil | 12.8%
Banco do Brasil SA	7,548,126	$53,899,694
BB Seguridade Participacoes SA	14,824,617	73,019,006
CCR SA	18,395,217	42,728,423
Engie Brasil Energia SA	3,275,100	23,380,778
Petroleo Brasileiro SA ADR	5,597,537	69,073,607
Vale SA ADR	2,497,688	33,269,204
Vibra Energia SA	6,284,000	20,094,914
		315,465,626
China | 23.3%
A-Living Smart City Services Co. Ltd.	21,327,000	16,761,259
Anhui Conch Cement Co. Ltd., Class H	10,826,951	34,124,677
China Construction Bank Corp., Class H	156,068,224	89,811,645
China Medical System Holdings Ltd.	17,356,000	20,717,284
China Merchants Bank Co. Ltd., Class H	5,695,494	26,350,970
China Shenhua Energy Co. Ltd., Class H	7,367,110	21,859,773
China Vanke Co. Ltd., Class H	20,149,949	36,632,146
ENN Natural Gas Co. Ltd., Class A	10,502,853	27,542,965
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,917,685	36,185,481
Hengan International Group Co. Ltd.	9,948,000	44,282,409
Huayu Automotive Systems Co. Ltd., Class A	8,520,980	19,835,817
Lenovo Group Ltd.	51,404,000	35,313,627
Ping An Insurance (Group) Co. of China Ltd., Class H	9,886,000	49,156,254
Sinopharm Group Co. Ltd., Class H	24,323,614	48,559,033
Tingyi (Cayman Islands) Holding Corp.	24,514,000	41,958,996
Weichai Power Co. Ltd., Class H	27,367,288	25,902,400
		574,994,736
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	23,800,754	25,943,679
Greece | 1.1%
OPAP SA	2,229,134	26,772,422
Hong Kong | 1.0%
ASMPT Ltd.	4,229,900	25,463,558
Hungary | 1.9%
MOL Hungarian Oil & Gas PLC	2,931,248	16,327,696
OTP Bank Nyrt	1,733,099	31,632,347
		47,960,043
India | 7.2%
Axis Bank Ltd.	3,134,438	27,955,515
Bajaj Auto Ltd.	531,132	22,948,211
Description	Shares	Fair Value
Bharat Petroleum Corp. Ltd.	7,084,558	$26,389,445
Indus Towers Ltd.	16,828,382	40,776,162
Petronet LNG Ltd.	11,635,457	28,422,745
UPL Ltd.	3,937,866	32,350,486
		178,842,564
Indonesia | 5.6%
PT Astra International Tbk	66,102,500	28,517,918
PT Bank Mandiri (Persero) Tbk	85,070,942	52,160,894
PT Telkom Indonesia (Persero) Tbk ADR	1,239,310	35,754,093
PT United Tractors Tbk	10,245,600	22,005,803
		138,438,708
Mexico | 4.9%
America Movil SAB de CV, Class L ADR	1,602,110	26,386,752
Grupo Financiero Banorte SAB de CV, Class O	4,138,737	26,575,708
Grupo Mexico SAB de CV, Series B	6,887,972	23,297,929
Kimberly-Clark de Mexico SAB de CV, Series A	20,747,795	27,722,792
Ternium SA ADR	573,782	15,715,889
		119,699,070
Portugal | 2.2%
Galp Energia SGPS SA	5,786,009	55,452,844
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18
South Africa | 7.7%
Anglo American PLC	670,569	20,256,802
Bidvest Group Ltd.	2,032,873	22,060,174
Life Healthcare Group Holdings Ltd.	23,114,705	22,045,795
Nedbank Group Ltd.	4,516,599	49,511,289
Sanlam Ltd.	8,838,852	25,021,655
Standard Bank Group Ltd.	3,483,279	27,480,462
Vodacom Group Ltd.	3,533,273	23,689,873
		190,066,050
South Korea | 13.7%
Coway Co. Ltd.	692,764	25,971,865
Hyundai Mobis Co. Ltd.	195,442	26,053,546
KB Financial Group, Inc.	1,361,761	41,248,645
Kia Corp.	455,117	22,713,663
KT Corp.	964,209	24,295,800
KT&G Corp.	375,837	22,739,583
Samsung Electronics Co. Ltd.	1,940,448	71,298,520
Shinhan Financial Group Co. Ltd.	1,598,998	37,194,356

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
SK Hynix, Inc.	1,145,296	$65,714,964
		337,230,942
Taiwan | 10.9%
ASE Technology Holding Co. Ltd.	18,486,000	46,090,214
Globalwafers Co. Ltd.	1,350,000	15,363,536
Hon Hai Precision Industry Co. Ltd.	14,239,425	45,458,926
MediaTek, Inc.	1,068,000	18,587,630
Novatek Microelectronics Corp.	3,631,000	24,771,481
Quanta Computer, Inc.	18,456,000	44,488,786
Taiwan Semiconductor Manufacturing Co. Ltd.	3,539,913	46,529,626
Wiwynn Corp.	1,145,000	28,623,691
		269,913,890
Thailand | 2.3%
Kasikornbank Public Co. Ltd.	5,098,054	19,662,623
PTT Exploration & Production PCL (‡)	4,967,500	21,136,897
Siam Cement Public Co. Ltd. (‡)	1,949,400	16,847,943
		57,647,463
United Kingdom | 1.7%
Unilever PLC	931,060	41,063,128
Total Common Stocks (Cost $2,778,149,522)		2,404,954,741
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $77,112,746)	77,112,746	77,112,746
Total Investments | 100.5% (Cost $2,855,262,268)		$2,482,067,487
Liabilities in Excess of Cash and Other Assets | (0.5)%		(13,126,031)
Net Assets | 100.0%		$2,468,941,456

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio
Common Stocks | 98.1%
Brazil | 7.7%
Banco BTG Pactual SA	124,288	$571,632
BB Seguridade Participacoes SA	84,200	414,729
Odontoprev SA	216,960	353,935
Petroleo Brasileiro SA ADR	90,931	1,122,089
Vale SA ADR	55,360	737,395
		3,199,780
China | 23.5%
Alibaba Group Holding Ltd. ADR (*)	11,154	892,209
Anhui Conch Cement Co. Ltd., Class H	114,500	360,884
ANTA Sports Products Ltd.	52,800	556,147
China Merchants Bank Co. Ltd., Class H	168,000	777,275
China Vanke Co. Ltd., Class H	253,422	460,715
CSPC Pharmaceutical Group Ltd.	528,000	518,470
ENN Energy Holdings Ltd.	42,600	566,853
JD.com, Inc. ADR	13,532	680,660
JD.com, Inc., Class A	1,275	32,195
Midea Group Co. Ltd., Class A	75,700	525,996
NetEase, Inc. ADR	6,462	488,527
Ping An Insurance (Group) Co. of China Ltd., Class H	117,500	584,246
Sinopharm Group Co. Ltd., Class H	279,600	558,186
Tencent Holdings Ltd.	26,592	898,065
Trip.com Group Ltd. ADR (*)	28,041	765,800
Weichai Power Co. Ltd., Class H	305,000	288,674
Yum China Holdings, Inc.	17,248	816,348
		9,771,250
France | 1.6%
Pernod Ricard SA ADR	18,039	660,047
Greece | 0.8%
OPAP SA	26,397	317,034
Hong Kong | 1.4%
Techtronic Industries Co. Ltd.	59,782	564,787
India | 15.7%
HDFC Bank Ltd.	96,076	1,664,797
ITC Ltd.	179,813	730,323
Reliance Industries Ltd.	49,539	1,432,831
SBI Cards & Payment Services Ltd.	36,903	413,590
State Bank of India	102,952	665,711
Tata Consultancy Services Ltd.	30,722	1,123,358
UPL Ltd.	61,463	504,933
		6,535,543
Description	Shares	Fair Value
Indonesia | 6.2%
PT Astra International Tbk	1,220,400	$526,505
PT Bank Central Asia Tbk	1,600,500	893,460
PT Bank Mandiri (Persero) Tbk	928,900	569,551
PT Telkom Indonesia (Persero) Tbk ADR	20,680	596,618
		2,586,134
Macau | 0.8%
Sands China Ltd. (*)	141,200	349,594
Mexico | 5.1%
America Movil SAB de CV, Class L ADR	35,637	586,942
Grupo Financiero Banorte SAB de CV, Class O	90,777	582,898
Grupo Mexico SAB de CV, Series B	165,499	559,785
Kimberly-Clark de Mexico SAB de CV, Series A	282,174	377,035
		2,106,660
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (*), (¢)	213,889	0
		0
Saudi Arabia | 3.1%
Arabian Internet & Communications Services Co.	10,239	646,611
Saudi National Bank	37,681	629,070
		1,275,681
South Africa | 3.8%
Anglo American PLC	27,116	819,130
Capitec Bank Holdings Ltd.	4,362	373,911
Vodacom Group Ltd.	55,004	368,791
		1,561,832
South Korea | 11.6%
Coway Co. Ltd.	11,318	424,314
Hyundai Mobis Co. Ltd.	3,326	443,375
Kia Corp.	7,541	376,351
NAVER Corp.	2,957	394,098
Samsung Electronics Co. Ltd.	33,991	1,248,943
Shinhan Financial Group Co. Ltd.	43,715	1,016,856
SK Hynix, Inc.	15,892	911,854
		4,815,791
Taiwan | 13.7%
ASE Technology Holding Co. Ltd.	147,000	366,508
Chailease Holding Co. Ltd.	108,000	614,452
CTBC Financial Holding Co. Ltd.	961,000	597,792
Hon Hai Precision Industry Co. Ltd.	321,136	1,025,217
MediaTek, Inc.	31,000	539,528

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio (concluded)
Quanta Computer, Inc.	240,000	$578,528
Taiwan Semiconductor Manufacturing Co. Ltd.	148,387	1,950,441
		5,672,466
Thailand | 1.2%
CP ALL Public Co. Ltd.	320,800	478,394
United Kingdom | 1.9%
Unilever PLC	18,250	804,891
Total Common Stocks (Cost $50,644,319)		40,699,884
Preferred Stocks | 1.4%
Brazil | 1.4%
Banco Bradesco SA (Cost $636,737)	158,010	581,149
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $144,994)	144,994	144,994
Total Investments | 99.8% (Cost $51,426,050)		$41,426,027
Cash and Other Assets in Excess of Liabilities | 0.2%		88,922
Net Assets | 100.0%		$41,514,949

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 95.0%
Belgium | 0.9%
Anheuser-Busch InBev SA/NV	27,261	$1,233,233
France | 2.0%
Vinci SA	32,555	2,614,995
Germany | 9.7%
Fresenius Medical Care AG & Co. KGaA	218,882	6,221,277
Knorr-Bremse AG	122,600	5,315,446
SAP SE	16,617	1,369,819
		12,906,542
Japan | 3.0%
Secom Co. Ltd.	69,301	3,937,527
Luxembourg | 3.9%
SES SA	948,851	5,199,870
Spain | 4.0%
Ferrovial SA	234,959	5,332,278
United Kingdom | 1.6%
Smith & Nephew PLC	190,578	2,198,668
United States | 69.9%
Cisco Systems, Inc.	131,870	5,274,800
Cognizant Technology Solutions Corp., Class A	91,183	5,237,551
CVS Health Corp.	82,793	7,895,968
DaVita, Inc. (*)	36,232	2,998,923
DENTSPLY SIRONA, Inc.	86,459	2,451,113
eBay, Inc.	137,986	5,079,265
Fiserv, Inc. (*)	58,153	5,441,376
H&R Block, Inc.	99,696	4,241,068
Intel Corp.	199,332	5,136,786
International Game Technology PLC	496,122	7,838,728
Medtronic PLC	80,727	6,518,705
Norfolk Southern Corp.	12,995	2,724,402
Omnicom Group, Inc.	129,328	8,159,303
Pediatrix Medical Group, Inc. (*)	278,941	4,605,316
Ross Stores, Inc.	32,831	2,766,668
SS&C Technologies Holdings, Inc.	81,706	3,901,461
Tapestry, Inc.	261,148	7,424,438
Visa, Inc., Class A	28,912	5,136,217
		92,832,088
Total Common Stocks (Cost $147,779,081)		126,255,201
Description	Shares	Fair Value
Short-Term Investments | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $6,469,256)	6,469,256	$6,469,256
Total Investments | 99.9% (Cost $154,248,337)		$132,724,457
Cash and Other Assets in Excess of Liabilities | 0.1%		165,381
Net Assets | 100.0%		$132,889,838

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 99.0%
Australia | 1.0%
Computershare Ltd.	58,076	$921,039
Brazil | 1.0%
Banco Bradesco SA ADR	240,833	886,266
Canada | 5.8%
Canadian National Railway Co.	9,661	1,043,348
Dollarama, Inc.	24,924	1,430,827
National Bank of Canada	22,912	1,436,074
Toromont Industries Ltd.	17,573	1,223,310
		5,133,559
China | 2.9%
Alibaba Group Holding Ltd. ADR (*)	7,423	593,766
NXP Semiconductors NV	7,640	1,126,976
Tencent Holdings Ltd.	25,123	848,454
		2,569,196
Denmark | 0.9%
Carlsberg AS, Class B	6,578	767,518
France | 4.3%
Legrand SA	9,415	608,293
LVMH Moet Hennessy Louis Vuitton SE	1,938	1,139,224
Pernod Ricard SA	5,670	1,036,379
Thales SA	8,915	983,324
		3,767,220
Germany | 1.0%
Merck KGaA	5,437	887,337
Hong Kong | 1.1%
AIA Group Ltd.	115,583	959,634
India | 1.5%
HDFC Bank Ltd. ADR	22,319	1,303,876
Japan | 4.8%
BayCurrent Consulting, Inc.	2,700	693,566
Kadokawa Corp.	41,900	763,892
Nintendo Co. Ltd.	25,000	1,012,317
Olympus Corp.	54,000	1,039,275
Shimano, Inc.	4,500	709,208
		4,218,258
Netherlands | 2.3%
Wolters Kluwer NV	20,707	2,016,056
Spain | 0.7%
Industria de Diseno Textil SA	29,852	616,605
Sweden | 1.8%
Assa Abloy AB, Class B	27,879	520,986
Description	Shares	Fair Value
Hexagon AB, B Shares	118,217	$1,096,022
		1,617,008
Switzerland | 3.6%
ABB Ltd.	45,861	1,180,965
Partners Group Holding AG	1,109	890,935
Swatch Group AG	5,055	1,135,250
		3,207,150
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,219	1,386,215
United Kingdom | 6.4%
Coca-Cola Europacific Partners PLC	22,001	937,683
Diageo PLC	35,067	1,469,859
RELX PLC	66,765	1,619,662
Unilever PLC	38,282	1,684,402
		5,711,606
United States | 58.3%
Accenture PLC, Class A	8,696	2,237,481
Alphabet, Inc., Class A (*)	32,799	3,137,224
Amazon.com, Inc. (*)	25,492	2,880,596
Amphenol Corp., Class A	15,618	1,045,781
Aon PLC, Class A	7,161	1,918,217
Avery Dennison Corp.	4,789	779,170
Bank of America Corp.	30,256	913,731
Booz Allen Hamilton Holding Corp.	19,120	1,765,732
Boston Scientific Corp. (*)	30,293	1,173,248
BRP, Inc.	11,415	703,155
Charles Schwab Corp.	23,492	1,688,370
Coca-Cola Co.	30,931	1,732,755
Deere & Co.	2,988	997,663
Dollar General Corp.	8,398	2,014,344
Intercontinental Exchange, Inc.	17,680	1,597,388
IQVIA Holdings, Inc. (*)	10,086	1,826,978
Johnson & Johnson	13,401	2,189,187
Lowe’s Cos., Inc.	9,171	1,722,406
McDonald’s Corp.	7,042	1,624,871
Microsoft Corp.	14,129	3,290,644
Motorola Solutions, Inc.	7,170	1,605,865
NIKE, Inc., Class B	10,809	898,444
Procter & Gamble Co.	11,525	1,455,031
PTC, Inc. (*)	11,974	1,252,481
Rockwell Automation, Inc.	4,702	1,011,447
S&P Global, Inc.	4,664	1,424,153
Texas Instruments, Inc.	9,956	1,540,990
Thermo Fisher Scientific, Inc.	4,517	2,290,977

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
TopBuild Corp. (*)	3,488	$574,753
Visa, Inc., Class A	9,380	1,666,357
Warner Music Group Corp., Class A	18,392	426,878
Wells Fargo & Co.	23,937	962,746
Zoetis, Inc.	8,470	1,256,016
		51,605,079
Total Common Stocks (Cost $76,409,358)		87,573,622
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $844,097)	844,097	844,097
Total Investments | 100.0% (Cost $77,253,455)		$88,417,719
Cash and Other Assets in Excess of Liabilities | 0.0%		35,003
Net Assets | 100.0%		$88,452,722

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 89.6%
Australia | 5.6%
Atlas Arteria Ltd. (^)	76,272,788	$301,609,307
Transurban Group	18,065,512	141,696,081
		443,305,388
Canada | 2.5%
Canadian National Railway Co.	1,845,073	199,260,137
France | 5.7%
Eutelsat Communications SA (^)	12,581,887	97,391,803
Vinci SA	4,341,805	348,757,381
		446,149,184
Hong Kong | 3.8%
CK Infrastructure Holdings Ltd.	20,572,000	104,960,768
Power Assets Holdings Ltd.	38,353,965	191,697,345
		296,658,113
Italy | 17.2%
Atlantia SpA	16,372,900	362,442,093
Hera SpA	57,343,401	121,324,345
Italgas SpA	39,948,207	185,692,942
Snam SpA	84,836,021	342,700,007
Terna - Rete Elettrica Nazionale	56,637,996	345,030,193
		1,357,189,580
Luxembourg | 1.5%
SES SA (^)	21,526,589	117,969,487
Portugal | 0.7%
Redes Energeticas Nacionais SGPS SA	24,828,757	58,562,234
Spain | 9.9%
Aena SME SA (*)	1,423,200	147,262,559
Ferrovial SA	27,811,270	631,162,997
		778,425,556
Switzerland | 2.0%
Flughafen Zurich AG (*)	1,045,646	154,771,410
United Kingdom | 16.3%
National Grid PLC	57,407,479	592,436,009
Pennon Group PLC (^)	14,279,212	125,180,360
Severn Trent PLC	8,708,555	227,653,585
United Utilities Group PLC	33,738,853	334,101,989
		1,279,371,943
United States | 24.4%
Consolidated Edison, Inc.	3,430,655	294,212,973
CSX Corp.	13,002,981	346,399,414
Norfolk Southern Corp.	2,946,819	617,800,603
Pinnacle West Capital Corp.	4,919,561	317,360,880
Description	Shares	Fair Value
Union Pacific Corp.	1,777,400	$346,273,068
		1,922,046,938
Total Common Stocks (Cost $8,046,349,233)		7,053,709,970
Short-Term Investments | 9.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $774,672,398)	774,672,398	774,672,398
Total Investments | 99.4% (Cost $8,821,021,631) (»)		$7,828,382,368
Cash and Other Assets in Excess of Liabilities | 0.6%		45,907,899
Net Assets | 100.0%		$7,874,290,267

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	8,870,316	USD	9,151,600	SCB	12/28/22	$—	$80,660
EUR	117,059,261	USD	115,112,565	CIT	12/28/22	403,065	—
GBP	98,988,751	USD	109,964,624	CAN	12/28/22	710,284	—
USD	8,184,181	AUD	12,261,497	BNP	12/28/22	328,937	—
USD	53,677,182	AUD	81,527,199	BNP	12/28/22	1,447,336	—
USD	112,226,962	AUD	168,234,120	CIT	12/28/22	4,448,917	—
USD	17,475,693	AUD	26,186,306	HSB	12/28/22	699,614	—
USD	100,597,038	AUD	150,725,237	MSC	12/28/22	4,035,939	—
USD	103,572,428	AUD	155,207,703	SSB	12/28/22	4,139,668	—
USD	5,974,345	CAD	7,936,858	BNP	12/28/22	225,765	—
USD	90,320,460	CAD	119,999,971	CIT	12/28/22	3,405,775	—
USD	58,932,914	CAD	78,290,644	HSB	12/28/22	2,227,845	—
USD	4,971,300	CAD	6,604,134	MSC	12/28/22	187,997	—
USD	33,361,755	CAD	45,116,880	MSC	12/28/22	684,086	—
USD	19,034,360	CAD	25,288,670	SCB	12/28/22	718,049	—
USD	35,049,094	CHF	33,628,905	BNP	12/28/22	659,590	—
USD	35,189,161	CHF	33,744,646	SCB	12/28/22	681,298	—
USD	74,076,891	CHF	71,054,554	SSB	12/28/22	1,415,265	—
USD	312,914,596	EUR	311,045,214	BNP	12/28/22	5,971,054	—
USD	404,444,610	EUR	402,598,695	CAN	12/28/22	7,154,880	—
USD	553,864,981	EUR	550,881,955	CIT	12/28/22	10,247,364	—
USD	334,285,855	EUR	332,374,370	HSB	12/28/22	6,294,420	—
USD	344,858,963	EUR	343,204,717	MEL	12/28/22	6,179,998	—
USD	490,100,285	EUR	487,948,432	RBC	12/28/22	8,586,302	—
USD	584,534,838	EUR	581,739,579	SSB	12/28/22	10,466,508	—
USD	273,154,219	GBP	240,616,811	CAN	12/28/22	4,131,293	—
USD	327,838,068	GBP	288,706,754	HSB	12/28/22	5,047,920	—
USD	200,782,098	GBP	176,771,258	MSC	12/28/22	3,142,037	—
USD	394,900,796	GBP	347,705,051	RBC	12/28/22	6,147,284	—
USD	252,436,298	GBP	222,226,789	SSB	12/28/22	3,974,436	—
USD	89,242,634	HKD	699,287,435	BNP	12/28/22	31,382	—
USD	32,331,349	HKD	253,400,182	HSB	12/28/22	3,945	—
USD	38,060,776	HKD	298,311,611	MSC	12/28/22	3,819	—
USD	9,639,505	HKD	75,539,980	SCB	12/28/22	2,529	—
USD	96,357,309	HKD	755,234,134	SSB	12/28/22	8,684	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$103,813,285	$80,660

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 96.3%
Canada | 3.7%
Canadian Pacific Railway Ltd.	1,717	$114,616
TMX Group Ltd.	1,314	120,865
Toromont Industries Ltd.	2,489	173,267
Trisura Group Ltd. (*)	151	3,652
		412,400
China | 0.8%
Tencent Holdings Ltd.	2,800	94,562
Denmark | 1.8%
Genmab AS (*)	616	198,561
France | 2.8%
Legrand SA	1,999	129,153
Pernod Ricard SA	1,000	182,783
		311,936
Germany | 4.0%
Continental AG	1,654	74,312
Hensoldt AG	3,008	60,416
Infineon Technologies AG	3,516	77,917
Merck KGaA	1,452	236,971
		449,616
Hong Kong | 1.3%
AIA Group Ltd.	18,200	151,107
India | 1.6%
HDFC Bank Ltd. ADR	3,049	178,123
Ireland | 0.5%
Ryanair Holdings PLC ADR (*)	897	52,403
Japan | 4.3%
BayCurrent Consulting, Inc.	700	179,813
Kadokawa Corp.	5,500	100,272
Olympus Corp.	7,200	138,570
TechnoPro Holdings, Inc.	2,900	60,964
		479,619
Mexico | 1.1%
Arca Continental SAB de CV	16,801	120,980
Netherlands | 3.0%
Akzo Nobel NV	1,356	76,473
Universal Music Group NV	13,882	261,677
		338,150
Portugal | 1.6%
Energias de Portugal SA	42,326	183,235
Description	Shares	Fair Value
South Africa | 1.1%
Anglo American PLC	4,081	$123,280
South Korea | 1.7%
Osstem Implant Co. Ltd.	2,412	192,849
Sweden | 0.4%
Volvo Car AB, Class B	9,380	40,453
Switzerland | 2.5%
ABB Ltd.	8,179	210,617
Idorsia Ltd. (*)	5,454	70,078
		280,695
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	197,164
United Kingdom | 5.5%
Coca-Cola Europacific Partners PLC	3,374	145,948
Informa PLC	8,979	51,729
Linde PLC (*)	751	205,374
RELX PLC	8,792	213,286
		616,337
United States | 56.8%
Accenture PLC, Class A	856	220,249
Adobe, Inc. (*)	712	195,942
Alphabet, Inc., Class A (*)	5,213	498,623
Amphenol Corp., Class A	3,052	204,362
Analog Devices, Inc.	1,706	237,714
Aon PLC, Class A	1,246	333,766
Applied Materials, Inc.	2,206	180,738
Bank of America Corp.	7,077	213,725
Boston Scientific Corp. (*)	6,680	258,716
Coca-Cola Co.	4,146	232,259
CyberArk Software Ltd. (*)	800	119,952
Danaher Corp.	1,120	289,285
Dollar General Corp.	1,149	275,599
Estee Lauder Cos., Inc., Class A	474	102,337
Helmerich & Payne, Inc.	5,844	216,053
Intercontinental Exchange, Inc.	3,187	287,945
Intuit, Inc.	522	202,181
IQVIA Holdings, Inc. (*)	1,858	336,558
Johnson & Johnson	2,021	330,151
Microsoft Corp.	2,530	589,237
S&P Global, Inc.	939	286,724
UnitedHealth Group, Inc.	793	400,497
Visa, Inc., Class A	1,256	223,128

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Zoetis, Inc.	901	$133,609
		6,369,350
Total Common Stocks (Cost $12,916,850)		10,790,820
Short-Term Investments | 5.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $598,240)	598,240	598,240
Total Investments | 101.6% (Cost $13,515,090)		$11,389,060
Liabilities in Excess of Cash and Other Assets | (1.6)%		(176,748)
Net Assets | 100.0%		$11,212,312

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.4%
Australia | 8.0%
Altium Ltd.	135	$2,925
Aristocrat Leisure Ltd.	1,210	25,252
BHP Group Ltd.	1,304	32,476
Brambles Ltd.	2,847	20,657
Charter Hall Group REIT	1,470	10,641
Coles Group Ltd.	197	2,073
CSL Ltd.	139	25,204
Dexus REIT	3,804	18,867
Lovisa Holdings Ltd.	207	2,790
Newcrest Mining Ltd.	141	1,534
Perseus Mining Ltd.	4,420	4,354
Pro Medicus Ltd.	89	2,826
West African Resources Ltd. (*)	5,464	3,626
WiseTech Global Ltd.	398	13,073
Yancoal Australia Ltd.	2,071	7,499
		173,797
Belgium | 0.1%
Warehouses De Pauw CVA REIT	95	2,308
China | 0.7%
Chow Tai Fook Jewellery Group Ltd.	800	1,498
Futu Holdings Ltd. ADR (*)	52	1,939
SITC International Holdings Co. Ltd.	6,000	10,988
		14,425
Denmark | 4.3%
AP Moller - Maersk AS, Class B	12	21,737
Novo Nordisk AS, Class B	684	68,177
Pandora AS	52	2,422
		92,336
Finland | 0.7%
Nokia oyj ADR	2,225	9,501
Nordea Bank Abp	761	6,511
		16,012
France | 11.7%
Airbus SE	133	11,490
AXA SA	923	20,209
BioMerieux	67	5,279
BNP Paribas SA	423	17,858
Capgemini SE	116	18,538
Cie de Saint-Gobain	718	25,607
Eiffage SA	31	2,482
Gaztransport Et Technigaz SA	21	2,323
Hermes International	18	21,156
Description	Shares	Fair Value
Kering SA	54	$23,880
L’Oreal SA	27	8,597
La Francaise des Jeux SAEM	309	9,143
Orange SA	1,487	13,447
Sanofi	59	4,503
Sartorius Stedim Biotech	10	3,057
Societe Generale SA	1,679	33,313
Thales SA	22	2,427
TotalEnergies SE	413	19,440
Vinci SA	138	11,085
		253,834
Germany | 5.4%
Beiersdorf AG	59	5,838
Commerzbank AG (*)	386	2,770
CTS Eventim AG & Co. KGaA (*)	46	1,917
Deutsche Bank AG	1,814	13,568
Deutsche Post AG	1,080	32,863
Hapag-Lloyd AG	20	3,414
HUGO BOSS AG	509	23,950
Mercedes-Benz Group AG	41	2,097
Merck KGaA	95	15,504
Nemetschek SE	253	12,183
Rheinmetall AG	14	2,169
		116,273
Hong Kong | 2.2%
Jardine Matheson Holdings Ltd.	300	15,188
Swire Pacific Ltd., Class A	1,500	11,194
United Energy Group Ltd.	24,000	2,740
WH Group Ltd.	30,500	19,186
		48,308
Ireland | 0.3%
AerCap Holdings NV (*)	106	4,487
AIB Group PLC	1,143	2,753
		7,240
Israel | 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,714	4,439
Check Point Software Technologies Ltd. (*)	67	7,506
Perion Network Ltd. (*)	131	2,527
		14,472
Italy | 1.3%
Banco BPM SpA	905	2,353
Leonardo SpA	605	4,282
Reply SpA	60	6,259

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
UniCredit SpA	1,579	$15,967
		28,861
Japan | 23.0%
77 Bank Ltd.	600	7,395
AGC, Inc.	700	21,757
Canon, Inc.	1,400	30,533
Capcom Co. Ltd.	300	7,501
Chugai Pharmaceutical Co. Ltd.	500	12,485
Dai-ichi Life Holdings, Inc.	800	12,716
Daikin Industries Ltd.	100	15,452
Daiwa House Industry Co. Ltd.	300	6,114
Electric Power Development Co. Ltd.	1,000	14,119
Hamamatsu Photonics KK	200	8,587
Honda Motor Co. Ltd.	800	17,427
Japan Post Holdings Co. Ltd.	6,900	45,689
Japan Post Insurance Co. Ltd.	500	7,005
Japan Tobacco, Inc.	2,800	45,958
Jeol Ltd.	300	9,889
KDDI Corp.	200	5,866
Kyushu Financial Group, Inc.	900	2,381
Mitsubishi Electric Corp.	1,000	9,034
Mitsui & Co. Ltd.	2,200	47,199
MS&AD Insurance Group Holdings, Inc.	500	13,232
Nintendo Co. Ltd. ADR	319	16,259
Nippon Telegraph & Telephone Corp.	200	5,396
Nishi-Nippon Financial Holdings, Inc.	500	2,595
Nissan Chemical Corp.	200	8,938
Nisshinbo Holdings, Inc.	1,400	10,176
Olympus Corp.	100	1,925
ORIX Corp.	800	11,251
Shimano, Inc. ADR	409	6,413
Shin-Etsu Chemical Co. Ltd.	333	33,068
SKY Perfect JSAT Holdings, Inc.	1,000	3,577
Softbank Corp.	2,000	20,001
Sumco Corp.	800	9,296
Sumitomo Mitsui Financial Group, Inc.	100	2,783
Tokyo Electron Ltd. ADR	184	11,384
Toyota Motor Corp.	900	11,715
ZOZO, Inc.	100	1,994
		497,110
Netherlands | 8.6%
Aalberts NV	83	2,712
Adyen NV (*)	15	18,661
Aegon NV	1,132	4,499
ASML Holding NV	100	41,479
Description	Shares	Fair Value
Heineken NV	104	$9,117
Koninklijke Ahold Delhaize NV	237	6,035
NN Group NV	143	5,566
Shell PLC	2,420	60,210
Wolters Kluwer NV	384	37,387
		185,666
Nigeria | 0.2%
Airtel Africa PLC	2,157	3,113
Norway | 0.7%
Equinor ASA	404	13,325
Grieg Seafood ASA	173	1,167
		14,492
Portugal | 0.7%
Jeronimo Martins SGPS SA	856	15,948
Singapore | 1.8%
DBS Group Holdings Ltd.	100	2,312
Jardine Cycle & Carriage Ltd.	700	16,376
Oversea-Chinese Banking Corp. Ltd.	1,400	11,468
STMicroelectronics NV	312	9,626
		39,782
Spain | 4.2%
Banco de Sabadell SA	13,639	9,096
Banco Santander SA	1,515	3,521
Iberdrola SA	3,601	33,476
Industria de Diseno Textil SA	1,917	39,597
Laboratorios Farmaceuticos Rovi SA	93	3,988
		89,678
Sweden | 1.7%
Betsson AB	655	3,816
Hemnet Group AB	168	2,139
Hennes & Mauritz AB, B Shares	205	1,895
Investor AB B Shares	389	5,670
Securitas AB, B Shares	790	5,500
Telefonaktiebolaget LM Ericsson, B Shares	2,460	14,327
Volvo Car AB, Class B	944	4,071
		37,418
Switzerland | 3.9%
Novartis AG	398	30,341
UBS Group AG	3,125	45,144
Zurich Insurance Group AG	24	9,540
		85,025
United Kingdom | 10.9%
Associated British Foods PLC	1,085	15,127
Barclays PLC	5,312	8,469

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Coca-Cola Europacific Partners PLC	54	$2,301
Compass Group PLC	361	7,216
Drax Group PLC	310	2,068
Endava PLC ADR (*)	95	7,660
IMI PLC	142	1,762
Imperial Brands PLC	1,066	21,998
Investec PLC	792	3,189
NatWest Group PLC	4,318	10,776
RELX PLC	52	1,269
Safestore Holdings PLC REIT	409	3,825
SSE PLC	1,486	25,195
Standard Chartered PLC	6,250	39,311
Tesco PLC	7,909	18,109
Unilever PLC	1,473	64,965
Virgin Money UK PLC	1,115	1,536
		234,776
United States | 8.3%
Atlassian Corp. PLC, Class A (*)	10	2,106
GSK PLC	2,852	41,599
Inmode Ltd. (*)	153	4,454
International Game Technology PLC	111	1,754
Nestle SA	85	9,204
Roche Holding AG	243	79,232
Schneider Electric SE	84	9,424
Stellantis NV	2,608	30,809
		178,582
Total Common Stocks (Cost $2,531,934)		2,149,456
Preferred Stocks | 1.0%
Germany | 1.0%
Bayerische Motoren Werke AG	114	7,454
Sartorius AG	22	7,684
Volkswagen AG	53	6,546
Total Preferred Stocks (Cost $26,491)		21,684
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $10,257)	10,257	10,257
Total Investments | 100.9% (Cost $2,568,682)		$2,181,397
Liabilities in Excess of Cash and Other Assets | (0.9)%		(19,703)
Net Assets | 100.0%		$2,161,694

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 97.6%
Canada | 3.7%
Suncor Energy, Inc.	747,181	$21,041,257
TMX Group Ltd.	157,961	14,529,645
		35,570,902
China | 5.2%
Alibaba Group Holding Ltd. (*)	1,196,000	11,996,950
Autohome, Inc. ADR	254,715	7,325,603
China Longyuan Power Group Corp. Ltd., Class H	5,722,000	7,155,426
ENN Energy Holdings Ltd.	870,700	11,585,889
ESR Group Ltd.	5,164,000	13,025,558
		51,089,426
Denmark | 2.3%
Carlsberg AS, Class B	138,421	16,150,895
Vestas Wind Systems AS	315,331	5,781,257
		21,932,152
Finland | 2.4%
Nordea Bank Abp	1,683,457	14,404,417
Sampo Oyj, A Shares	209,548	8,942,982
		23,347,399
France | 11.5%
Air Liquide SA	165,734	18,871,599
Capgemini SE	105,010	16,781,708
Engie SA	2,254,931	25,872,721
Pernod Ricard SA	87,736	16,036,649
Sanofi	123,056	9,391,668
Teleperformance	43,503	10,990,699
Thales SA	121,673	13,420,521
		111,365,565
Germany | 7.6%
Continental AG	210,493	9,457,137
Infineon Technologies AG	422,295	9,358,286
Merck KGaA	123,047	20,081,694
MTU Aero Engines AG	109,466	16,518,801
Rheinmetall AG	75,346	11,670,527
Vonovia SE	312,872	6,809,263
		73,895,708
Hong Kong | 0.8%
Prudential PLC	809,783	7,956,180
India | 1.3%
Reliance Industries Ltd.	425,091	12,295,028
Description	Shares	Fair Value
Ireland | 1.2%
Ryanair Holdings PLC ADR (*)	205,865	$12,026,633
Israel | 1.9%
Bank Leumi Le-Israel BM	2,223,840	18,935,864
Italy | 1.2%
Enel SpA	2,869,821	11,760,594
Japan | 17.4%
Asics Corp.	964,200	15,364,034
Bandai Namco Holdings, Inc.	222,200	14,512,581
Daikin Industries Ltd.	92,300	14,262,203
Disco Corp.	65,500	14,273,509
Hitachi Ltd.	217,900	9,226,381
Hoya Corp.	146,400	14,075,609
MatsukiyoCocokara & Co.	457,400	19,562,863
Nexon Co. Ltd.	466,382	8,156,318
Olympus Corp.	989,900	19,051,447
Shimano, Inc.	70,900	11,173,974
Suzuki Motor Corp.	435,900	13,521,707
Yamaha Corp.	441,100	15,709,111
		168,889,737
Mexico | 1.6%
Arca Continental SAB de CV	2,199,812	15,840,350
Netherlands | 6.1%
Akzo Nobel NV	256,991	14,493,293
Koninklijke DSM NV	112,686	12,780,832
Universal Music Group NV	813,852	15,341,178
Wolters Kluwer NV	176,502	17,184,425
		59,799,728
Norway | 1.3%
Equinor ASA	200,551	6,614,890
Telenor ASA	622,642	5,682,604
		12,297,494
Portugal | 1.3%
Galp Energia SGPS SA	1,333,384	12,779,091
Singapore | 1.8%
DBS Group Holdings Ltd.	745,620	17,238,711
South Africa | 1.4%
Anglo American PLC	463,608	14,004,846
South Korea | 1.6%
Osstem Implant Co. Ltd.	82,228	6,574,463
SK Hynix, Inc.	150,263	8,621,813
		15,196,276
Spain | 1.2%
Industria de Diseno Textil SA	578,967	11,958,794

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Sweden | 1.0%
Sandvik AB	684,664	$9,323,405
Switzerland | 2.0%
ABB Ltd.	767,655	19,767,863
United Kingdom | 12.2%
3i Group PLC	950,727	11,415,535
Barclays PLC	7,695,765	12,269,473
BP PLC	2,665,438	12,675,101
Coca-Cola Europacific Partners PLC	367,358	15,890,682
Compass Group PLC	742,672	14,845,427
Petershill Partners PLC	1,368,077	2,815,318
RELX PLC	1,097,469	26,792,102
Unilever PLC	491,371	21,620,251
		118,323,889
United States | 9.6%
Aon PLC, Class A	107,093	28,687,002
BRP, Inc.	121,812	7,503,517
Ferguson PLC	108,081	11,254,226
ICON PLC (*)	118,490	21,776,092
Roche Holding AG	72,734	23,715,578
		92,936,415
Total Common Stocks (Cost $1,027,667,874)		948,532,050
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $17,713,985)	17,713,985	17,713,985
Total Investments | 99.4% (Cost $1,045,381,859)		$966,246,035
Cash and Other Assets in Excess of Liabilities | 0.6%		5,768,336
Net Assets | 100.0%		$972,014,371

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 96.1%
Brazil | 1.6%
Banco Bradesco SA ADR	224,442	$825,947
Canada | 2.1%
Suncor Energy, Inc.	39,473	1,111,593
China | 9.2%
Alibaba Group Holding Ltd. (*)	81,500	817,518
Autohome, Inc. ADR	13,480	387,685
China Longyuan Power Group Corp. Ltd., Class H	485,000	606,498
ENN Energy Holdings Ltd.	60,400	803,707
ESR Group Ltd.	235,200	593,263
Sungrow Power Supply Co. Ltd., Class A	29,000	447,855
Tencent Holdings Ltd.	25,600	864,563
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	55,299	368,367
		4,889,456
Denmark | 2.2%
Carlsberg AS, Class B	6,105	712,328
Vestas Wind Systems AS	24,129	442,380
		1,154,708
Finland | 1.5%
Sampo Oyj, A Shares	19,235	820,901
France | 12.5%
Air Liquide SA	7,929	902,850
Airbus SE	5,893	509,110
Bureau Veritas SA	36,233	809,163
Engie SA	102,957	1,181,312
Legrand SA	10,326	667,152
Pernod Ricard SA	4,221	771,527
Sanofi	7,157	546,224
Teleperformance	1,940	490,126
Thales SA	6,916	762,834
		6,640,298
Germany | 6.0%
Continental AG	10,154	456,204
Infineon Technologies AG	23,395	518,446
Merck KGaA	6,533	1,066,208
MTU Aero Engines AG	4,671	704,870
Vonovia SE	19,757	429,986
		3,175,714
Hong Kong | 1.9%
AIA Group Ltd.	123,000	1,021,214
Description	Shares	Fair Value
India | 4.8%
ICICI Bank Ltd. ADR	73,882	$1,549,306
Reliance Industries Ltd.	34,162	988,077
		2,537,383
Indonesia | 2.9%
PT Bank Mandiri (Persero) Tbk	1,631,600	1,000,409
PT Telkom Indonesia (Persero) Tbk ADR	18,997	548,063
		1,548,472
Ireland | 1.0%
Ryanair Holdings PLC ADR (*)	9,424	550,550
Japan | 11.0%
Bandai Namco Holdings, Inc.	12,700	829,477
Daikin Industries Ltd.	5,300	818,956
Disco Corp.	3,500	762,707
Hoya Corp.	6,800	653,785
Nomura Research Institute Ltd. N Ap	28,200	693,089
Olympus Corp.	55,200	1,062,370
Shimano, Inc.	4,000	630,407
Suzuki Motor Corp.	13,000	403,263
		5,854,054
Mexico | 1.6%
Grupo Financiero Banorte SAB de CV, Class O	135,300	868,790
Netherlands | 5.8%
Akzo Nobel NV	9,177	517,547
IMCD NV	2,151	255,278
Koninklijke DSM NV	6,879	780,216
Universal Music Group NV	35,991	678,433
Wolters Kluwer NV	8,930	869,435
		3,100,909
Norway | 1.3%
Equinor ASA	12,450	410,646
Telenor ASA	30,690	280,095
		690,741
Singapore | 1.5%
DBS Group Holdings Ltd.	35,000	809,199
South Africa | 1.7%
Anglo American PLC	16,551	499,979
Mr Price Group Ltd.	42,236	400,736
		900,715
South Korea | 2.4%
KB Financial Group, Inc.	20,541	622,201
SK Hynix, Inc.	11,017	632,135
		1,254,336

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Switzerland | 2.8%
ABB Ltd.	39,707	$1,022,494
Cie Financiere Richemont SA, Class A	4,895	459,314
		1,481,808
Taiwan | 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	906,956
United Kingdom | 11.6%
Barclays PLC	280,997	447,998
BP PLC	393,673	1,872,054
Compass Group PLC	51,861	1,036,661
Linde PLC (*)	1,605	438,914
RELX PLC	64,666	1,578,667
Unilever PLC	18,219	801,633
		6,175,927
United States | 9.0%
Accenture PLC, Class A	2,880	741,024
Aon PLC, Class A	5,045	1,351,404
Ferguson PLC	5,243	545,942
ICON PLC (*)	4,598	845,020
Roche Holding AG	4,052	1,321,191
		4,804,581
Total Common Stocks (Cost $56,169,140)		51,124,252
Preferred Stocks | 0.8%
Germany | 0.8%
Henkel AG & Co. KGaA (Preference Shares) (Cost $509,132)	7,654	457,497
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $1,259,507)	1,259,507	1,259,507
Total Investments | 99.3% (Cost $57,937,779)		$52,841,256
Cash and Other Assets in Excess of Liabilities | 0.7%		357,576
Net Assets | 100.0%		$53,198,832

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.6%
Australia | 2.1%
Computershare Ltd.	147,940	$2,346,211
Brazil | 2.3%
Banco Bradesco SA ADR	697,606	2,567,190
Canada | 8.1%
Dollarama, Inc.	64,233	3,687,463
National Bank of Canada	44,197	2,770,171
Toromont Industries Ltd.	36,784	2,560,647
		9,018,281
China | 4.0%
Alibaba Group Holding Ltd. ADR (*)	25,019	2,001,270
Tencent Holdings Ltd.	74,900	2,529,523
		4,530,793
Denmark | 6.1%
Coloplast AS, Class B	14,585	1,474,538
Demant AS (*)	72,152	1,778,011
Genmab AS (*)	11,108	3,580,541
		6,833,090
France | 8.3%
Legrand SA	30,594	1,976,644
LVMH Moet Hennessy Louis Vuitton SE	6,536	3,842,090
Pernod Ricard SA	19,055	3,482,930
		9,301,664
Germany | 3.9%
SAP SE	28,338	2,336,038
Scout24 SE	38,927	1,972,565
		4,308,603
Hong Kong | 2.0%
AIA Group Ltd.	273,400	2,269,919
India | 3.8%
HDFC Bank Ltd. ADR	71,809	4,195,082
Israel | 2.5%
Check Point Software Technologies Ltd. (*)	24,606	2,756,364
Japan | 5.9%
Pigeon Corp.	49,400	720,245
Shimano, Inc.	8,500	1,339,616
SMS Co. Ltd.	91,200	1,822,305
Toei Animation Co. Ltd.	20,500	1,755,409
Workman Co. Ltd.	30,100	947,302
		6,584,877
Description	Shares	Fair Value
Netherlands | 8.4%
ASML Holding NV	10,451	$4,334,984
Universal Music Group NV	115,576	2,178,617
Wolters Kluwer NV	29,187	2,841,678
		9,355,279
Norway | 2.1%
AutoStore Holdings Ltd.	554,065	602,119
Gjensidige Forsikring ASA	102,710	1,757,526
		2,359,645
South Africa | 2.5%
Clicks Group Ltd.	176,280	2,766,242
Spain | 1.7%
Industria de Diseno Textil SA	93,475	1,930,763
Sweden | 4.4%
Assa Abloy AB, Class B	136,441	2,549,727
Hexagon AB, B Shares	260,780	2,417,762
		4,967,489
Switzerland | 2.8%
Partners Group Holding AG	3,949	3,172,500
Taiwan | 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,673	3,405,581
United Kingdom | 16.5%
Allfunds Group PLC	122,708	899,518
Dechra Pharmaceuticals PLC	48,628	1,409,220
Diageo PLC	83,030	3,480,265
Diploma PLC	31,801	815,351
Intertek Group PLC	44,274	1,821,458
London Stock Exchange Group PLC	30,576	2,578,275
RELX PLC	172,540	4,185,673
Unilever PLC	74,488	3,285,191
		18,474,951
United States | 6.2%
Aon PLC, Class A	18,282	4,897,199
BRP, Inc.	33,638	2,072,073
		6,969,272
Total Common Stocks (Cost $139,714,521)		108,113,796
Preferred Stocks | 1.5%
Germany | 1.5%
Sartorius AG (Cost $1,972,456)	4,938	1,724,689

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $1,865,620)	1,865,620	$1,865,620
Total Investments | 99.8% (Cost $143,552,597)		$111,704,105
Cash and Other Assets in Excess of Liabilities | 0.2%		216,169
Net Assets | 100.0%		$111,920,274

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 95.0%
Australia | 4.9%
ALS Ltd.	19,428	$125,080
AUB Group Ltd.	15,787	192,051
Domino’s Pizza Enterprises Ltd. (*)	2,733	90,066
GUD Holdings Ltd.	28,975	137,739
SmartGroup Corp. Ltd.	35,206	112,489
		657,425
Austria | 2.7%
BAWAG Group AG	6,662	285,875
Schoeller-Bleckmann Oilfield Equipment AG	1,875	82,229
		368,104
Belgium | 2.9%
Azelis Group NV	4,859	108,050
Recticel SA	9,586	125,788
Shurgard Self Storage SA	3,911	159,349
		393,187
Canada | 4.1%
The Descartes Systems Group, Inc. (*)	1,870	118,737
Dream Industrial REIT	15,741	122,272
Gildan Activewear, Inc.	4,144	117,149
Stelco Holdings, Inc.	8,057	200,703
		558,861
Denmark | 1.2%
Royal Unibrew AS	2,461	159,269
Finland | 0.9%
Kemira Oyj	11,699	128,944
France | 1.5%
Gaztransport Et Technigaz SA	1,824	201,799
Germany | 9.2%
AIXTRON SE	4,117	99,552
Covestro AG	5,191	150,081
CTS Eventim AG & Co. KGaA (*)	2,521	105,071
Dermapharm Holding SE	3,319	121,457
flatexDEGIRO AG (*)	7,304	65,982
Hensoldt AG	9,299	186,773
JOST Werke AG	4,722	163,994
LEG Immobilien SE	1,894	113,962
Sirius Real Estate Ltd.	164,975	130,118
Stabilus SE	2,407	106,557
		1,243,547
Greece | 1.4%
JUMBO SA	14,287	190,479
Description	Shares	Fair Value
Ireland | 1.8%
Dalata Hotel Group PLC (*)	46,257	$126,302
Uniphar PLC	37,307	114,251
		240,553
Italy | 6.0%
Ariston Holding NV	10,650	89,533
Coca-Cola HBC AG	4,049	85,210
Italgas SpA	43,386	201,673
Moncler SpA	3,188	130,899
Sesa SpA	1,437	155,330
Tinexta Spa	8,131	150,223
		812,868
Japan | 29.2%
Ariake Japan Co. Ltd.	4,100	141,316
ARTERIA Networks Corp.	17,600	145,028
Bell System24 Holdings, Inc.	19,100	182,467
Daiseki Co. Ltd.	6,920	211,126
Digital Garage, Inc.	6,100	144,463
GMO internet group, Inc.	9,200	159,779
Hulic Co. Ltd.	25,600	188,365
JAFCO Group Co. Ltd.	16,600	244,303
MatsukiyoCocokara & Co.	6,200	265,172
MISUMI Group, Inc.	7,800	165,953
Nihon Kohden Corp.	8,800	185,898
Nippon Gas Co. Ltd.	16,900	239,056
Nippon Shinyaku Co. Ltd.	2,800	142,044
Open House Group Co. Ltd.	4,500	152,510
Relo Group, Inc.	13,400	203,626
Roland Corp.	6,000	182,481
Rorze Corp.	2,000	95,522
TechnoPro Holdings, Inc.	9,135	192,036
Trend Micro, Inc.	3,400	184,138
Trusco Nakayama Corp.	8,500	117,239
USS Co. Ltd.	12,800	197,005
Zenkoku Hosho Co. Ltd.	6,142	203,274
		3,942,801
Jersey | 1.5%
JTC PLC	25,844	197,935
Netherlands | 5.7%
Aalberts NV	5,188	169,523
Akzo Nobel NV	2,297	129,542
Arcadis NV	7,340	237,586
ASM International NV	445	99,564
Van Lanschot Kempen NV	7,132	137,913
		774,128

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
New Zealand | 1.0%
Freightways Ltd.	24,156	$132,574
Norway | 1.0%
Crayon Group Holding ASA (*)	17,142	132,320
Portugal | 0.8%
Galp Energia SGPS SA	10,715	102,692
Spain | 2.2%
Bankinter SA	52,076	291,967
Sweden | 1.6%
Cibus Nordic Real Estate AB	8,286	107,699
Lindab International AB	9,645	106,891
		214,590
Switzerland | 1.1%
Logitech International SA	3,420	156,169
United Kingdom | 13.5%
Auto Trader Group PLC	21,431	121,509
Britvic PLC	15,115	120,173
ConvaTec Group PLC	84,317	191,101
Genuit Group. PLC	33,272	107,635
IG Group Holdings PLC	13,149	111,543
JD Sports Fashion PLC	95,708	104,533
Jet2 PLC (*)	15,229	116,611
Life Science REIT PLC	161,147	129,462
Marlowe PLC (*)	18,181	162,969
Pennon Group PLC	12,155	106,558
RS GROUP PLC	15,605	166,526
Smart Metering Systems PLC	15,510	138,322
Tate & Lyle PLC	14,937	112,612
Weir Group PLC	8,282	127,570
		1,817,124
United States | 0.8%
BRP, Inc.	1,805	111,186
Total Common Stocks (Cost $16,268,685)		12,828,522
Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $511,355)	511,355	511,355
Description	Fair Value
Total Investments | 98.8% (Cost $16,780,040)	$13,339,877
Cash and Other Assets in Excess of Liabilities | 1.2%	160,641
Net Assets | 100.0%	$13,500,518

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.4%
Australia | 1.9%
Rio Tinto PLC	1,506,827	$81,615,052
Canada | 10.0%
CAE, Inc. (*)	6,086,985	93,374,751
Canadian Pacific Railway Ltd.	980,336	65,440,896
National Bank of Canada	1,884,443	118,112,770
Suncor Energy, Inc.	3,383,474	95,281,528
TMX Group Ltd.	732,592	67,385,630
		439,595,575
China | 4.2%
China Longyuan Power Group Corp. Ltd., Class H	37,726,000	47,176,789
ESR Group Ltd.	28,749,200	72,516,340
Ming Yang Smart Energy Group Ltd., Class A	11,809,779	40,013,742
Ping An Bank Co. Ltd., Class A	15,912,682	26,455,770
		186,162,641
Denmark | 4.8%
Carlsberg AS, Class B	1,035,505	120,822,220
Genmab AS (*)	187,928	60,576,511
Vestas Wind Systems AS	1,539,426	28,223,733
		209,622,464
Finland | 2.5%
Sampo Oyj, A Shares	2,208,654	94,259,807
Valmet Oyj	655,847	13,227,082
		107,486,889
France | 12.6%
Airbus SE	987,700	85,329,653
Bureau Veritas SA	2,921,624	65,246,328
Engie SA	9,520,510	109,236,823
Pernod Ricard SA	484,230	88,509,010
Sanofi	1,722,280	131,444,894
Thales SA	648,558	71,535,889
		551,302,597
Germany | 4.5%
Continental AG	1,072,596	48,190,139
Infineon Technologies AG	1,812,780	40,172,188
Merck KGaA	430,918	70,327,302
Vonovia SE	1,710,511	37,227,107
		195,916,736
India | 1.3%
Housing Development Finance Corp. Ltd.	2,030,275	56,536,529
Description	Shares	Fair Value
Ireland | 1.4%
Ryanair Holdings PLC ADR (*)	1,072,044	$62,628,811
Israel | 3.0%
Bank Leumi Le-Israel BM	15,289,198	130,186,605
Japan | 11.1%
BayCurrent Consulting, Inc.	249,000	63,962,219
Daikin Industries Ltd.	525,500	81,200,301
Kobe Bussan Co. Ltd.	2,218,000	53,083,256
Olympus Corp.	4,507,200	86,744,807
Shimano, Inc.	299,300	47,170,244
Suzuki Motor Corp.	1,493,272	46,321,603
Tokyo Electron Ltd.	196,600	48,676,382
Yamaha Corp.	1,621,672	57,753,402
		484,912,214
Mexico | 1.9%
Arca Continental SAB de CV	11,618,300	83,660,760
Netherlands | 3.8%
Akzo Nobel NV	1,329,626	74,985,735
Universal Music Group NV	4,767,175	89,861,643
		164,847,378
Portugal | 1.4%
Energias de Portugal SA	14,523,338	62,873,478
Singapore | 1.6%
DBS Group Holdings Ltd.	3,078,300	71,170,197
Spain | 1.1%
Bankinter SA	8,508,447	47,703,143
Sweden | 1.6%
Hexagon AB, B Shares	5,664,783	52,519,737
Volvo Car AB, Class B	3,743,752	16,145,520
		68,665,257
Switzerland | 3.2%
ABB Ltd.	4,632,508	119,291,588
Idorsia Ltd. (*)	1,771,145	22,757,280
		142,048,868
Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,609,000	34,293,440
United Kingdom | 13.3%
Coca-Cola Europacific Partners PLC	2,936,473	127,022,027
Compass Group PLC	4,876,733	97,482,044
Informa PLC	7,692,296	44,315,937
Linde PLC (*)	361,091	98,746,438
Petershill Partners PLC	4,430,056	9,116,458
RELX PLC	6,195,105	151,238,792

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Smith & Nephew PLC	4,749,347	$54,792,470
		582,714,166
United States | 9.4%
Accenture PLC, Class A	381,035	98,040,305
Aon PLC, Class A	773,629	207,232,000
BRP, Inc.	345,456	21,279,800
ICON PLC (*)	466,950	85,816,071
		412,368,176
Total Common Stocks (Cost $4,329,809,481)		4,176,310,976
Short-Term Investments | 4.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $189,102,435)	189,102,435	189,102,435
Total Investments | 99.7% (Cost $4,518,911,916)		$4,365,413,411
Cash and Other Assets in Excess of Liabilities | 0.3%		11,436,834
Net Assets | 100.0%		$4,376,850,245

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.4%
Australia | 1.2%
Brambles Ltd.	7,238	$52,516
CSL Ltd.	764	138,531
Shopping Centres Australasia Property Group REIT	36,389	54,659
Yancoal Australia Ltd.	18,242	66,049
		311,755
Belgium | 0.3%
Warehouses De Pauw CVA REIT	3,141	76,301
Canada | 3.4%
Hydro One Ltd.	6,983	170,764
Loblaw Cos. Ltd.	4,351	344,527
Metro, Inc.	7,787	389,928
		905,219
Denmark | 1.4%
Novo Nordisk AS, Class B	3,669	365,704
France | 2.1%
Cie Generale des Etablissements Michelin SCA	3,490	77,753
Hermes International	57	66,995
Orange SA	37,861	342,367
TotalEnergies SE	1,454	68,440
		555,555
Germany | 0.3%
Telefonica Deutschland Holding AG	43,163	87,417
Hong Kong | 0.5%
Jardine Matheson Holdings Ltd.	1,300	65,814
WH Group Ltd.	124,500	78,316
		144,130
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	37,332	61,063
Japan | 15.3%
ABC-Mart, Inc.	1,500	64,650
Canon, Inc.	7,300	159,210
Daicel Corp.	8,900	52,592
Daiwa House Industry Co. Ltd.	5,400	110,047
Electric Power Development Co. Ltd.	10,400	146,841
FUJIFILM Holdings Corp.	1,600	73,217
Hachijuni Bank Ltd.	22,100	72,898
Honda Motor Co. Ltd.	5,900	128,526
Hulic Co. Ltd.	8,900	65,486
Japan Post Bank Co. Ltd.	9,700	67,630

Description	Shares	Fair Value
Japan Post Holdings Co. Ltd.	53,800	$356,243
Japan Post Insurance Co. Ltd.	4,900	68,647
Japan Real Estate Investment Corp. REIT	23	94,711
Japan Tobacco, Inc.	21,500	352,894
Kansai Electric Power Co., Inc.	7,400	61,668
KDDI Corp.	9,000	263,970
Lawson, Inc.	1,900	62,061
McDonald’s Holdings Co. Japan Ltd.	5,100	177,652
MS&AD Insurance Group Holdings, Inc.	3,000	79,391
NGK Insulators Ltd.	5,700	71,055
Nihon Kohden Corp.	6,700	141,536
Nippon Building Fund, Inc. REIT	26	114,323
Nippon Telegraph & Telephone Corp.	8,500	229,313
Osaka Gas Co. Ltd.	11,800	177,669
Rengo Co. Ltd.	10,900	63,339
Sankyo Co. Ltd.	3,800	114,602
Sega Sammy Holdings, Inc. NA	6,700	91,309
Softbank Corp.	6,100	61,004
Tokyo Gas Co. Ltd.	22,400	378,311
Yamazaki Baking Co. Ltd.	13,500	155,162
		4,055,957
Netherlands | 2.3%
Koninklijke Ahold Delhaize NV	2,584	65,799
Koninklijke KPN NV	29,597	80,200
Shell PLC	5,084	126,491
Wolters Kluwer NV	3,472	338,038
		610,528
New Zealand | 0.6%
Spark New Zealand Ltd.	55,148	154,488
Norway | 0.6%
Orkla ASA	20,469	148,624
Singapore | 0.8%
Jardine Cycle & Carriage Ltd.	3,500	81,878
Oversea-Chinese Banking Corp. Ltd.	7,800	63,893
Singapore Technologies Engineering Ltd.	26,900	66,682
		212,453
Spain | 0.4%
Corporacion Financiera Alba SA	442	18,765
Industria de Diseno Textil SA	4,228	87,331
		106,096
Sweden | 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	13,844	80,624
Switzerland | 1.1%
Novartis AG	847	64,570

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
PSP Swiss Property AG	2,119	$212,188
		276,758
United Kingdom | 3.5%
Barclays PLC	33,149	52,850
Haleon PLC (*)	6,369	19,706
HSBC Holdings PLC	22,439	116,277
National Grid PLC	9,475	97,780
Serco Group PLC	47,402	82,144
SSE PLC	6,058	102,714
Standard Chartered PLC	9,704	61,036
Unilever PLC	8,980	395,119
		927,626
United States | 64.1%
Abbott Laboratories	1,225	118,531
Activision Blizzard, Inc.	1,442	107,198
Alleghany Corp. (*)	106	88,973
Allison Transmission Holdings, Inc.	1,705	57,561
Alphabet, Inc., Class C (*)	1,999	192,204
Altria Group, Inc.	1,582	63,881
Amdocs Ltd.	2,129	169,149
AMERCO	157	79,948
Ameren Corp.	2,021	162,792
American Electric Power Co., Inc.	2,276	196,760
AmerisourceBergen Corp.	1,438	194,605
AMN Healthcare Services, Inc. (*)	1,457	154,384
Aon PLC, Class A	727	194,741
Arcosa, Inc.	915	52,320
Automatic Data Processing, Inc.	476	107,666
AutoZone, Inc. (*)	54	115,664
Becton, Dickinson & Co.	565	125,899
Biogen, Inc. (*)	341	91,047
BJ’s Wholesale Club Holdings, Inc. (*)	1,014	73,829
Bristol-Myers Squibb Co.	5,284	375,640
Cadence Design Systems, Inc. (*)	797	130,254
Cal-Maine Foods, Inc.	1,371	76,214
Campbell Soup Co.	2,801	131,983
Cardinal Health, Inc.	1,399	93,285
Cboe Global Markets, Inc.	492	57,746
Charter Communications, Inc., Class A (*)	646	195,964
Chubb Ltd.	733	133,318
Cigna Corp.	478	132,631
CMS Energy Corp.	2,566	149,444
Colgate-Palmolive Co.	5,037	353,849
Comcast Corp., Class A	4,722	138,496
Copart, Inc. (*)	592	62,989
Description	Shares	Fair Value
Corteva, Inc.	1,454	$83,096
CorVel Corp. (*)	570	78,905
Costco Wholesale Corp.	304	143,570
Coterra Energy, Inc.	2,390	62,427
CSG Systems International, Inc.	1,445	76,412
CVS Health Corp.	2,229	212,580
Danaher Corp.	240	61,990
Digital Realty Trust, Inc. REIT	725	71,905
Electronic Arts, Inc.	535	61,905
Eli Lilly & Co.	695	224,728
Equinix, Inc. REIT	110	62,572
Everest Re Group Ltd.	858	225,173
Exelon Corp.	3,282	122,944
Extra Space Storage, Inc. REIT	571	98,617
FactSet Research Systems, Inc.	131	52,414
Fiserv, Inc. (*)	758	70,926
Flowers Foods, Inc.	10,233	252,653
General Mills, Inc.	1,516	116,141
Gilead Sciences, Inc.	6,560	404,686
Grand Canyon Education, Inc. (*)	951	78,220
GSK PLC	5,095	74,316
H&R Block, Inc.	1,477	62,832
Haemonetics Corp. (*)	895	66,257
Hartford Financial Services Group, Inc.	1,058	65,532
Henry Schein, Inc. (*)	1,258	82,739
Hershey Co.	1,589	350,327
Home Depot, Inc.	257	70,917
Houlihan Lokey, Inc.	745	56,158
Ingles Markets, Inc., Class A	1,087	86,101
Intercontinental Exchange, Inc.	1,479	133,628
J.M. Smucker Co.	516	70,904
JB Hunt Transport Services, Inc.	592	92,601
Johnson & Johnson	2,272	371,154
Kellogg Co.	3,968	276,411
Keysight Technologies, Inc. (*)	1,312	206,456
Kforce, Inc.	1,490	87,388
Kimberly-Clark Corp.	3,136	352,925
Kroger Co.	2,710	118,562
Life Storage, Inc.	907	100,459
Lockheed Martin Corp.	163	62,965
MasterCard, Inc., Class A	314	89,283
Matson, Inc.	851	52,354
McDonald’s Corp.	1,382	318,883
McKesson Corp.	213	72,392
Merck & Co., Inc.	4,800	413,376
Molina Healthcare, Inc. (*)	205	67,617
Monolithic Power Systems, Inc.	149	54,147

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Motorola Solutions, Inc.	840	$188,135
National Fuel Gas Co.	3,831	235,798
NorthWestern Corp.	1,200	59,136
NVR, Inc. (*)	14	55,819
Otter Tail Corp.	1,983	121,994
PACCAR, Inc. N Ap	790	66,115
Paychex, Inc.	1,586	177,965
Penske Automotive Group, Inc.	640	62,995
PepsiCo, Inc.	1,759	287,174
Philip Morris International, Inc.	1,002	83,176
Pinnacle West Capital Corp.	2,260	145,793
PNM Resources, Inc.	2,476	113,227
Portland General Electric Co.	3,614	157,064
Premier, Inc., Class A	2,125	72,122
Procter & Gamble Co.	2,483	313,479
Public Storage REIT	991	290,175
QIAGEN NV (*)	3,007	126,540
QUALCOMM, Inc.	446	50,389
R1 RCM, Inc. (*)	3,244	60,111
Regeneron Pharmaceuticals, Inc. (*)	217	149,485
Republic Services, Inc.	2,904	395,060
Roche Holding AG	913	297,692
Sempra Energy	418	62,675
Service Corp. International	2,251	129,973
Sirius XM Holdings, Inc.	12,147	69,359
SLM Corp.	4,033	56,422
Synopsys, Inc. (*)	508	155,199
Tetra Tech, Inc.	553	71,077
Texas Instruments, Inc.	525	81,259
Texas Roadhouse, Inc.	934	81,501
TJX Cos., Inc.	1,075	66,779
Travelers Cos., Inc.	952	145,846
UnitedHealth Group, Inc.	273	137,876
Veeva Systems, Inc.,Class A (*)	394	64,963
Verizon Communications, Inc.	9,005	341,920
Vertex Pharmaceuticals, Inc. (*)	571	165,327
Visa, Inc., Class A	944	167,702
Waste Management, Inc.	1,557	249,447
WEC Energy Group, Inc.	1,639	146,576
White Mountains Insurance Group Ltd.	79	102,939
WP Carey, Inc. REIT	837	58,423
Xcel Energy, Inc.	2,567	164,288
Zoetis, Inc.	1,082	160,450
		16,986,958
Total Common Stocks (Cost $27,995,770)		26,067,256
Description	Shares	Fair Value
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $646,308)	646,308	$646,308
Total Investments | 100.8% (Cost $28,642,078)		$26,713,564
Liabilities in Excess of Cash and Other Assets | (0.8)%		(210,400)
Net Assets | 100.0%		$26,503,164

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 98.6%
Building Products | 2.4%
Armstrong World Industries, Inc.	391,081	$30,985,348
Capital Markets | 4.9%
S&P Global, Inc.	202,873	61,947,270
Commercial Services & Supplies | 5.5%
Waste Management, Inc.	441,592	70,747,454
Construction Materials | 3.1%
Vulcan Materials Co.	251,691	39,694,188
Distributors | 5.3%
LKQ Corp.	1,431,803	67,509,511
Entertainment | 1.1%
Electronic Arts, Inc.	121,223	14,026,713
Equity Real Estate Investment Trusts (REITs) | 6.7%
Crown Castle, Inc.	596,081	86,163,508
Food & Staples Retailing | 6.4%
Sysco Corp.	1,149,411	81,274,852
Health Care Equipment & Supplies | 9.6%
Envista Holdings Corp. (*)	1,385,906	45,471,576
Medtronic PLC	740,243	59,774,622
Omnicell, Inc. (*)	196,153	17,071,196
		122,317,394
Hotels, Restaurants & Leisure | 3.5%
Vail Resorts, Inc.	207,750	44,799,210
Interactive Media & Services | 9.0%
Alphabet, Inc., Class A (*)	1,204,140	115,175,991
IT Services | 14.7%
Fiserv, Inc. (*)	1,076,076	100,688,431
VeriSign, Inc. (*)	292,587	50,822,362
Visa, Inc., Class A	201,161	35,736,252
		187,247,045
Machinery | 4.5%
Otis Worldwide Corp.	890,735	56,828,893
Multiline Retail | 4.6%
Dollar Tree, Inc. (*)	430,868	58,641,135
Professional Services | 2.4%
Verisk Analytics, Inc., Class A	177,830	30,325,350
Semiconductors & Semiconductor Equipment | 11.4%
Analog Devices, Inc.	679,398	94,667,318
Skyworks Solutions, Inc.	604,164	51,517,064
		146,184,382
Description	Shares	Fair Value
Specialty Retail | 3.5%
Lowe’s Cos., Inc.	238,024	$44,703,287
Total Common Stocks (Cost $1,066,883,888)		1,258,571,531
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $24,560,614)	24,560,614	24,560,614
Total Investments | 100.5% (Cost $1,091,444,502)		$1,283,132,145
Liabilities in Excess of Cash and Other Assets | (0.5)%		(6,124,877)
Net Assets | 100.0%		$1,277,007,268

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 96.5%
Auto Components | 0.9%
Aptiv PLC (*)	8,353	$653,288
Banks | 6.0%
Bank of America Corp.	91,967	2,777,404
Commerce Bancshares, Inc.	21,264	1,406,826
		4,184,230
Capital Markets | 3.9%
Intercontinental Exchange, Inc.	29,814	2,693,695
Commercial Services & Supplies | 3.4%
Waste Management, Inc.	14,665	2,349,480
Communications Equipment | 2.5%
Cisco Systems, Inc.	43,351	1,734,040
Consumer Finance | 4.4%
American Express Co.	22,401	3,022,119
Equity Real Estate Investment Trusts (REITs) | 2.2%
Prologis, Inc.	15,314	1,555,902
Food & Staples Retailing | 3.2%
Sysco Corp.	30,942	2,187,909
Health Care Equipment & Supplies | 4.7%
Medtronic PLC	40,450	3,266,338
Health Care Providers & Services | 2.0%
Humana, Inc.	2,901	1,407,536
Hotels, Restaurants & Leisure | 4.1%
McDonald’s Corp.	12,432	2,868,560
Industrial Conglomerates | 3.6%
Honeywell International, Inc.	14,988	2,502,546
Insurance | 4.2%
Marsh & McLennan Cos., Inc.	19,348	2,888,463
Interactive Media & Services | 6.2%
Alphabet, Inc., Class A (*)	45,120	4,315,728
Internet & Direct Marketing Retail | 5.1%
Amazon.com, Inc. (*)	31,300	3,536,900
IT Services | 4.9%
Visa, Inc., Class A	19,042	3,382,811
Life Sciences Tools & Services | 6.9%
Danaher Corp.	12,409	3,205,121
IQVIA Holdings, Inc. (*)	8,702	1,576,280
		4,781,401
Multiline Retail | 2.8%
Dollar General Corp.	7,992	1,916,961
Description	Shares	Fair Value
Pharmaceuticals | 5.3%
Johnson & Johnson	22,723	$3,712,029
Road & Rail | 3.8%
Norfolk Southern Corp.	12,536	2,628,173
Semiconductors & Semiconductor Equipment | 5.4%
Analog Devices, Inc.	21,218	2,956,516
Applied Materials, Inc.	9,939	814,302
		3,770,818
Software | 9.2%
Microsoft Corp.	21,379	4,979,169
Salesforce, Inc.. (*)	9,750	1,402,440
		6,381,609
Textiles, Apparel & Luxury Goods | 1.8%
NIKE, Inc., Class B	14,774	1,228,015
Total Common Stocks (Cost $59,205,633)		66,968,551
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $2,571,347)	2,571,347	2,571,347
Total Investments | 100.2% (Cost $61,776,980)		$69,539,898
Liabilities in Excess of Cash and Other Assets | (0.2)%		(141,319)
Net Assets | 100.0%		$69,398,579

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 97.7%
Aerospace & Defense | 2.5%
Curtiss-Wright Corp.	4,647	$646,676
HEICO Corp.	3,016	434,244
		1,080,920
Airlines | 1.1%
Alaska Air Group, Inc. (*)	11,808	462,283
Banks | 10.1%
Commerce Bancshares, Inc.	13,610	900,438
East West Bancorp, Inc.	13,216	887,322
Home BancShares, Inc.	47,666	1,072,962
Pinnacle Financial Partners, Inc.	12,371	1,003,288
Wintrust Financial Corp.	6,884	561,390
		4,425,400
Biotechnology | 2.7%
Halozyme Therapeutics, Inc. (*)	11,145	440,673
United Therapeutics Corp. (*)	3,517	736,390
		1,177,063
Building Products | 4.1%
Armstrong World Industries, Inc.	10,147	803,947
Carlisle Cos., Inc.	2,218	621,949
PGT Innovations, Inc. (*)	18,005	377,385
		1,803,281
Capital Markets | 1.2%
Morningstar, Inc.	2,455	521,246
Chemicals | 2.7%
Ashland, Inc.	6,411	608,853
Ingevity Corp. (*)	9,611	582,715
		1,191,568
Communications Equipment | 2.5%
Ciena Corp. (*)	14,869	601,153
F5, Inc. (*)	3,453	499,753
		1,100,906
Construction Materials | 0.9%
Eagle Materials, Inc.	3,804	407,713
Containers & Packaging | 3.0%
Avery Dennison Corp.	3,380	549,926
Graphic Packaging Holding Co.	39,858	786,797
		1,336,723
Electrical Equipment | 2.9%
Array Technologies, Inc. (*)	12,278	203,569
Atkore, Inc. (*)	6,365	495,261
Description	Shares	Fair Value
EnerSys	10,047	$584,434
		1,283,264
Electronic Equipment, Instruments & Components | 2.2%
Cognex Corp.	13,362	553,855
Littelfuse, Inc.	2,012	399,764
		953,619
Energy Equipment & Services | 2.5%
Cactus, Inc., Class A	9,590	368,544
Liberty Energy, Inc. (*)	56,173	712,273
		1,080,817
Entertainment | 1.6%
Take-Two Interactive Software, Inc. (*)	6,490	707,410
Equity Real Estate Investment Trusts (REITs) | 6.5%
Alexandria Real Estate Equities, Inc.	5,654	792,634
Brixmor Property Group, Inc.	31,022	572,976
Camden Property Trust	6,210	741,785
Hudson Pacific Properties, Inc.	26,354	288,576
Summit Hotel Properties, Inc.	70,243	472,033
		2,868,004
Food & Staples Retailing | 0.9%
US Foods Holding Corp. (*)	15,541	410,904
Food Products | 2.4%
Hostess Brands, Inc. (*)	26,171	608,214
Utz Brands, Inc.	29,561	446,371
		1,054,585
Gas Utilities | 2.0%
New Jersey Resources Corp.	22,279	862,197
Health Care Equipment & Supplies | 1.9%
Omnicell, Inc. (*)	3,983	346,640
QuidelOrtho Corp. (*)	6,843	489,138
		835,778
Health Care Providers & Services | 1.3%
Henry Schein, Inc. (*)	8,684	571,147
Health Care Technology | 0.9%
Certara, Inc. (*)	29,003	385,160
Hotels, Restaurants & Leisure | 2.1%
Brinker International, Inc. (*)	17,338	433,103
Wyndham Hotels & Resorts, Inc.	7,759	476,015
		909,118
Household Durables | 2.1%
Leggett & Platt, Inc.	18,142	602,677
Newell Brands, Inc.	21,795	302,733
		905,410

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 4.0%
Brown & Brown, Inc.	14,624	$884,459
Reinsurance Group of America, Inc.	7,017	882,809
		1,767,268
Interactive Media & Services | 2.2%
Cars.com, Inc. (*)	47,682	548,343
Ziff Davis, Inc. (*)	6,341	434,232
		982,575
IT Services | 1.2%
Amdocs Ltd.	6,905	548,602
Leisure Products | 2.4%
Brunswick Corp.	5,396	353,168
Hasbro, Inc.	10,138	683,504
		1,036,672
Life Sciences Tools & Services | 4.0%
AbCellera Biologics, Inc. (*)	43,792	433,103
Charles River Laboratories International, Inc. (*)	1,597	314,290
ICON PLC (*)	3,235	594,528
Stevanato Group SpA	25,597	433,613
		1,775,534
Machinery | 4.7%
Altra Industrial Motion Corp.	14,065	472,865
Columbus McKinnon Corp.	18,042	471,979
Gates Industrial Corp. PLC (*)	32,389	316,117
Middleby Corp. (*)	6,205	795,295
		2,056,256
Oil, Gas & Consumable Fuels | 2.5%
Antero Resources Corp. (*)	20,398	622,751
Magnolia Oil & Gas Corp., Class A	22,987	455,372
		1,078,123
Pharmaceuticals | 1.6%
Catalent, Inc. (*)	9,561	691,834
Professional Services | 2.7%
Leidos Holdings, Inc.	8,215	718,566
Sterling Check Corp. (*)	26,672	470,494
		1,189,060
Semiconductors & Semiconductor Equipment | 2.3%
MKS Instruments, Inc.	6,699	553,605
ON Semiconductor Corp. (*)	7,318	456,131
		1,009,736
Software | 5.8%
CyberArk Software Ltd. (*)	4,984	747,301
Description	Shares	Fair Value
Dolby Laboratories, Inc., Class A	8,391	$546,674
N-Able, Inc. (*)	51,602	476,286
PTC, Inc. (*)	5,152	538,899
Tyler Technologies, Inc. (*)	723	251,243
		2,560,403
Specialty Retail | 3.1%
Five Below, Inc. (*)	3,932	541,318
Leslie’s, Inc. (*)	37,190	547,065
Warby Parker, Inc., Class A (*)	20,290	270,669
		1,359,052
Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	16,989	482,997
Total Common Stocks (Cost $38,941,027)		42,872,628
Total Investments | 97.7% (Cost $38,941,027)		$42,872,628
Cash and Other Assets in Excess of Liabilities | 2.3%		1,005,747
Net Assets | 100.0%		$43,878,375

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 95.6%
Auto Components | 0.8%
Aptiv PLC (*)	1,197	$93,617
Banks | 7.0%
Commerce Bancshares, Inc.	5,625	372,150
PNC Financial Services Group, Inc.	2,937	438,847
		810,997
Biotechnology | 0.9%
Vertex Pharmaceuticals, Inc. (*)	349	101,050
Building Products | 0.5%
AZEK Co., Inc. (*)	3,737	62,109
Capital Markets | 4.5%
Charles Schwab Corp.	3,427	246,299
Intercontinental Exchange, Inc.	3,109	280,898
		527,197
Chemicals | 1.8%
Ecolab, Inc.	1,434	207,098
Commercial Services & Supplies | 3.4%
MSA Safety, Inc.	722	78,900
Waste Management, Inc.	1,955	313,211
		392,111
Communications Equipment | 1.8%
Cisco Systems, Inc.	5,119	204,760
Containers & Packaging | 2.6%
Avery Dennison Corp.	747	121,537
Ball Corp.	3,639	175,836
		297,373
Electrical Equipment | 2.0%
Rockwell Automation, Inc.	1,072	230,598
Electronic Equipment, Instruments & Components | 0.9%
Cognex Corp.	2,564	106,278
Entertainment | 1.2%
Walt Disney Co. (*)	1,494	140,929
Equity Real Estate Investment Trusts (REITs) | 2.4%
Prologis, Inc.	2,777	282,143
Food & Staples Retailing | 1.8%
Sysco Corp.	2,982	210,857
Health Care Equipment & Supplies | 4.9%
Boston Scientific Corp. (*)	5,840	226,183
Medtronic PLC	4,237	342,138
		568,321
Description	Shares	Fair Value
Health Care Providers & Services | 6.6%
Humana, Inc.	447	$216,880
Laboratory Corp. of America Holdings	773	158,318
UnitedHealth Group, Inc.	770	388,881
		764,079
Hotels, Restaurants & Leisure | 1.2%
Starbucks Corp.	1,610	135,659
Household Products | 2.5%
Procter & Gamble Co.	2,266	286,083
IT Services | 6.4%
Accenture PLC, Class A	1,419	365,109
Visa, Inc., Class A	2,164	384,434
		749,543
Life Sciences Tools & Services | 8.5%
Agilent Technologies, Inc.	1,417	172,236
Danaher Corp.	1,464	378,136
IQVIA Holdings, Inc. (*)	998	180,778
Thermo Fisher Scientific, Inc.	498	252,581
		983,731
Machinery | 3.7%
Deere & Co.	795	265,443
Watts Water Technologies, Inc., Class A	696	87,508
Xylem, Inc.	865	75,566
		428,517
Personal Products | 1.1%
Estee Lauder Cos., Inc., Class A	616	132,995
Pharmaceuticals | 4.9%
Johnson & Johnson	2,142	349,917
Zoetis, Inc.	1,521	225,549
		575,466
Road & Rail | 2.3%
Norfolk Southern Corp.	1,288	270,029
Semiconductors & Semiconductor Equipment | 4.6%
Analog Devices, Inc.	2,364	329,400
Applied Materials, Inc.	1,294	106,018
ON Semiconductor Corp. (*)	1,686	105,088
		540,506
Software | 13.2%
Adobe, Inc. (*)	420	115,584
CyberArk Software Ltd. (*)	705	105,708
Intuit, Inc.	423	163,836
Microsoft Corp.	4,010	933,929

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Salesforce, Inc. (*)	1,530	$220,075
		1,539,132
Specialty Retail | 3.0%
Home Depot, Inc.	1,261	347,960
Textiles, Apparel & Luxury Goods | 1.1%
NIKE, Inc., Class B	1,494	124,181
Total Common Stocks (Cost $10,418,590)		11,113,319
Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $531,363)	531,363	531,363
Total Investments | 100.2% (Cost $10,949,953)		$11,644,682
Liabilities in Excess of Cash and Other Assets | (0.2)%		(22,934)
Net Assets | 100.0%		$11,621,748

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Common Stocks | 99.4%
Aerospace & Defense | 0.8%
AerSale Corp. (*)	3,728	$69,117
Axon Enterprise, Inc. (*)	496	57,412
V2X, Inc. (*)	1,633	57,808
		184,337
Air Freight & Logistics | 0.8%
Atlas Air Worldwide Holdings, Inc. (*)	1,285	122,808
Radiant Logistics, Inc. (*)	12,245	69,674
		192,482
Auto Components | 0.7%
Fox Factory Holding Corp. (*)	473	37,405
LCI Industries	362	36,728
Modine Manufacturing Co. (*)	252	3,261
Motorcar Parts of America, Inc. (*)	3,269	49,754
Patrick Industries, Inc.	1,019	44,673
		171,821
Automobiles | 0.4%
Thor Industries, Inc.	854	59,763
Winnebago Industries, Inc.	643	34,214
		93,977
Banks | 2.9%
Bar Harbor Bankshares	1,031	27,342
Berkshire Hills Bancorp, Inc.	1,627	44,417
Capital Bancorp, Inc.	769	17,764
City Holding Co.	716	63,502
Coastal Financial Corp. (*)	1,244	49,437
East West Bancorp, Inc.	729	48,945
First Bancorp, Inc.	400	11,020
Five Star Bancorp	1,411	40,016
Hancock Whitney Corp.	910	41,687
Metrocity Bankshares, Inc.	977	19,188
Midland States Bancorp, Inc.	1,864	43,934
Pathward Financial, Inc.	995	32,795
Peapack-Gladstone Financial Corp.	1,366	45,966
Popular, Inc.	522	37,615
RBB Bancorp	1,129	23,461
Red River Bancshares, Inc.	323	15,966
South Plains Financial, Inc.	1,051	28,966
Unity Bancorp, Inc.	977	24,532
West BanCorp, Inc.	588	12,236
Westamerica BanCorp	878	45,911
		674,700
Description	Shares	Fair Value
Beverages | 1.0%
Boston Beer Co. Inc., Class A (*)	85	$27,510
Coca-Cola Consolidated, Inc.	96	39,526
Duckhorn Portfolio, Inc. (*)	2,852	41,155
National Beverage Corp.	971	37,422
Primo Water Corp.	6,397	80,282
		225,895
Biotechnology | 8.0%
2seventy bio, Inc. (*)	3,520	51,216
ADMA Biologics, Inc. (*)	37,858	91,995
Affimed NV (*)	13,413	27,631
Agenus, Inc. (*)	28,390	58,200
Alector, Inc. (*)	2,222	21,020
Amicus Therapeutics, Inc. (*)	4,766	49,757
Arcturus Therapeutics Holdings, Inc. (*)	3,520	52,166
Arcus Biosciences, Inc. (*)	3,466	90,671
Avid Bioservices, Inc. (*)	4,028	77,015
Biohaven Pharmaceutical Holding Co. Ltd. (*)	449	67,875
CareDx, Inc. (*)	2,538	43,197
Catalyst Pharmaceuticals, Inc. (*)	14,607	187,408
Denali Therapeutics, Inc. (*)	2,544	78,075
Dynavax Technologies Corp. (*)	4,717	49,246
Eagle Pharmaceuticals, Inc. (*)	2,014	53,210
Editas Medicine, Inc. (*)	3,442	42,130
Epizyme, Inc. CVR (*), (¢)	41,136	823
Exelixis, Inc. (*)	1,808	28,349
Fate Therapeutics, Inc. (*)	1,773	39,733
Global Blood Therapeutics, Inc. (*)	908	61,835
Halozyme Therapeutics, Inc. (*)	1,441	56,977
iTeos Therapeutics, Inc. (*)	2,835	54,007
Lineage Cell Therapeutics, Inc. (*)	39,978	45,175
MeiraGTx Holdings PLC (*)	4,529	38,089
Organogenesis Holdings, Inc. (*)	13,473	43,653
Radius Health, Inc. CVR (*), (¢)	7,231	578
REGENXBIO, Inc. (*)	3,654	96,575
Sutro Biopharma, Inc. (*)	9,014	50,028
Twist Bioscience Corp. (*)	1,680	59,203
United Therapeutics Corp. (*)	430	90,033
Vanda Pharmaceuticals, Inc. (*)	16	158
Veracyte, Inc. (*)	1,165	19,339
Vericel Corp. (*)	2,137	49,578
XOMA Corp. (*)	1,272	22,782
Zymeworks, Inc. (*)	8,992	55,301
		1,853,028
Building Products | 2.7%
A O Smith Corp.	680	33,034

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Advanced Drainage Systems, Inc.	461	$57,335
AZEK Co., Inc. (*)	1,663	27,639
Builders FirstSource, Inc. (*)	1,663	97,984
Gibraltar Industries, Inc. (*)	1,250	51,162
Insteel Industries, Inc.	2,820	74,815
Owens Corning	794	62,416
Quanex Building Products Corp.	3,372	61,236
Tecnoglass, Inc.	3,782	79,384
UFP Industries, Inc.	1,152	83,128
		628,133
Capital Markets | 1.5%
Affiliated Managers Group, Inc.	340	38,029
Artisan Partners Asset Management, Inc., Class A	418	11,257
Carlyle Secured Lending, Inc.	3,901	44,627
Cboe Global Markets, Inc.	315	36,971
CI Financial Corp.	358	3,426
Donnelley Financial Solutions, Inc. (*)	2,313	85,512
Janus Henderson Group PLC	1,080	21,935
Open Lending Corp.,Class A (*)	1,718	13,813
TriplePoint Venture Growth BDC Corp.	3,269	35,501
Virtu Financial, Inc., Class A	2,306	47,896
		338,967
Chemicals | 2.9%
AdvanSix, Inc.	2,970	95,337
CF Industries Holdings, Inc.	1,280	123,200
Chemours Co.	1,706	42,053
Ecovyst, Inc. (*)	5,999	50,632
FutureFuel Corp.	10,249	61,904
Huntsman Corp.	1,669	40,957
Olin Corp.	2,525	108,272
Tredegar Corp.	2,817	26,592
Valhi, Inc.	2,372	59,680
Westlake Corp.	734	63,770
		672,397
Commercial Services & Supplies | 2.7%
ABM Industries, Inc.	1,293	49,431
Brady Corp.,Class A	1,772	73,946
Civeo Corp. (*)	2,998	75,340
Ennis, Inc.	5,336	107,414
Heritage-Crystal Clean, Inc. (*)	3,919	115,885
Li-Cycle Holdings Corp. (*)	7,114	37,846
Montrose Environmental Group, Inc. (*)	1,446	48,658
NL Industries, Inc.	789	6,099
Description	Shares	Fair Value
SP Plus Corp. (*)	3,151	$98,689
		613,308
Communications Equipment | 1.7%
Clearfield, Inc. (*)	2,106	220,372
Digi International, Inc. (*)	3,691	127,598
Ituran Location and Control Ltd.	2,061	48,103
		396,073
Construction & Engineering | 0.5%
API Group Corp. (*)	3,127	41,495
Concrete Pumping Holdings, Inc. (*)	4,048	26,110
IES Holdings, Inc. (*)	1,692	46,733
		114,338
Construction Materials | 0.6%
Eagle Materials, Inc.	884	94,747
United States Lime & Minerals, Inc.	333	34,033
		128,780
Consumer Finance | 0.2%
OneMain Holdings, Inc.	1,316	38,848
Containers & Packaging | 0.6%
Greif, Inc.,Class A	1,771	105,499
O-I Glass, Inc. (*)	2,276	29,474
		134,973
Distributors | 0.3%
Funko, Inc.,Class A (*)	2,811	56,838
Weyco Group, Inc.	1,188	24,164
		81,002
Diversified Consumer Services | 0.3%
American Public Education, Inc. (*)	5,384	49,210
Vitru Ltd. (*)	1,321	27,701
		76,911
Diversified Financial Services | 0.2%
Jackson Financial, Inc., Class A	1,734	48,119
Diversified Telecommunication Services | 0.7%
Anterix, Inc. (*)	1,602	57,223
Bandwidth, Inc., Class A (*)	1,549	18,433
IDT Corp.,Class B (*)	2,158	53,583
Ooma, Inc. (*)	2,362	29,053
		158,292
Electrical Equipment | 1.7%
Acuity Brands, Inc.	523	82,357
Allied Motion Technologies, Inc.	1,086	31,081
Atkore, Inc. (*)	1,018	79,211
GrafTech International Ltd.	9,112	39,273
nVent Electric PLC	2,094	66,191

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Preformed Line Products Co.	1,133	$80,613
Thermon Group Holdings, Inc. (*)	939	14,470
		393,196
Electronic Equipment, Instruments & Components | 1.8%
Arrow Electronics, Inc. (*)	406	37,429
Avnet, Inc.	1,433	51,760
Belden, Inc.	1,201	72,084
Kimball Electronics, Inc. (*)	3,216	55,154
Novanta, Inc. (*)	613	70,893
ScanSource, Inc. (*)	1,875	49,519
TD SYNNEX Corp.	298	24,195
Vishay Intertechnology, Inc.	2,872	51,093
		412,127
Energy Equipment & Services | 0.3%
Cactus, Inc., Class A	1,548	59,490
North American Construction Group Ltd.	1,651	15,800
		75,290
Entertainment | 1.2%
Liberty Media Corp-Liberty Braves ,Class C (*)	3,982	109,505
Reservoir Media, Inc. (*)	6,416	31,310
Sciplay Corp.,Class A (*)	3,961	46,581
Skillz, Inc. (*)	24,943	25,442
World Wrestling Entertainment, Inc., Class A	873	61,259
		274,097
Equity Real Estate Investment Trusts (REITs) | 3.6%
American Assets Trust, Inc.	1,196	30,761
Brixmor Property Group, Inc.	1,973	36,441
Broadstone Net Lease, Inc.	2,726	42,335
CTO Realty Growth, Inc.	2,761	51,741
Douglas Emmett, Inc.	1,463	26,232
EastGroup Properties, Inc.	206	29,734
Farmland Partners, Inc.	3,652	46,271
Federal Realty Investment Trust	364	32,804
Global Medical REIT, Inc.	2,926	24,929
Healthcare Realty Trust, Inc., Class A	1,141	23,790
Innovative Industrial Properties, Inc.	564	49,914
JBG SMITH Properties	1,718	31,920
Kimco Realty Corp.	1,961	36,102
Kite Realty Group Trust	1,754	30,204
Life Storage, Inc.	510	56,488
One Liberty Properties, Inc.	1,876	39,433
Phillips Edison & Co., Inc.	1,633	45,806
Postal Realty Trust, Inc., Class A	3,196	46,885
RLJ Lodging Trust	4,293	43,445
Description	Shares	Fair Value
STORE Capital Corp.	1,924	$60,279
Xenia Hotels & Resorts, Inc.	3,310	45,645
		831,159
Food & Staples Retailing | 1.3%
BJ’s Wholesale Club Holdings, Inc. (*)	1,068	77,761
Casey’s General Stores, Inc.	151	30,581
Ingles Markets, Inc., Class A	1,645	130,300
Sprouts Farmers Market, Inc. (*)	2,241	62,188
		300,830
Food Products | 2.9%
Adecoagro SA	10,992	91,124
Flowers Foods, Inc.	2,208	54,515
Ingredion, Inc.	576	46,379
John B Sanfilippo & Son, Inc.	728	55,131
Lancaster Colony Corp.	356	53,500
Mission Produce, Inc. (*)	5,858	84,707
Pilgrim’s Pride Corp. (*)	2,064	47,513
Seaboard Corp.	12	40,832
Seneca Foods Corp.,Class A (*)	1,607	81,057
Simply Good Foods Co. (*)	1,542	49,329
Village Farms International, Inc. (*)	10,330	19,730
Whole Earth Brands, Inc. (*)	8,840	33,946
		657,763
Gas Utilities | 0.3%
UGI Corp.	1,863	60,231
Health Care Equipment & Supplies | 5.1%
AngioDynamics, Inc. (*)	1,912	39,120
Apollo Endosurgery, Inc. (*)	5,701	31,412
Avanos Medical, Inc. (*)	3,285	71,547
Axogen, Inc. (*)	2,234	26,629
Cerus Corp. (*)	7,395	26,622
CONMED Corp.	425	34,072
Cutera, Inc. (*)	1,414	64,478
Globus Medical, Inc., Class A (*)	594	35,385
Inmode Ltd. (*)	2,691	78,335
Inspire Medical Systems, Inc. (*)	279	49,486
iRadimed Corp.	2,798	84,108
Lantheus Holdings, Inc. (*)	1,218	85,662
LeMaitre Vascular, Inc.	1,026	51,998
Masimo Corp. (*)	388	54,770
Novocure Ltd. (*)	904	68,686
Omnicell, Inc. (*)	285	24,804
OrthoPediatrics Corp. (*)	1,099	50,708
Sanara Medtech, Inc. (*)	748	22,208
Shockwave Medical, Inc. (*)	460	127,912
Tandem Diabetes Care, Inc. (*)	394	18,853

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Utah Medical Products, Inc.	680	$58,011
ViewRay, Inc. (*)	17,797	64,781
		1,169,587
Health Care Providers & Services | 2.4%
1Life Healthcare, Inc. (*)	3,561	61,071
Apollo Medical Holdings, Inc. (*)	1,797	70,083
Cano Health, Inc. (*)	12,759	110,621
Castle Biosciences, Inc. (*)	906	23,628
Cross Country Healthcare, Inc. (*)	5,551	157,482
Innovage Holding Corp. (*)	8,466	49,780
ModivCare, Inc. (*)	601	59,908
Select Medical Holdings Corp.	1,402	30,984
		563,557
Health Care Technology | 1.0%
Computer Programs and Systems, Inc. (*)	1,438	40,091
HealthStream, Inc. (*)	837	17,795
NextGen Healthcare, Inc. (*)	3,479	61,578
Phreesia, Inc. (*)	1,623	41,354
Schrodinger, Inc. (*)	2,507	62,625
		223,443
Hotels, Restaurants & Leisure | 1.2%
Century Casinos, Inc. (*)	4,850	31,816
Despegar.com Corp. (*)	7,711	43,953
Dine Brands Global, Inc.	420	26,695
Hilton Grand Vacations, Inc. (*)	1,416	46,572
RCI Hospitality Holdings, Inc.	771	50,377
Ruth’s Hospitality Group, Inc.	2,447	41,257
Wendy’s Co.	2,106	39,361
		280,031
Household Durables | 2.5%
Century Communities, Inc.	783	33,497
Ethan Allen Interiors, Inc.	1,821	38,496
iRobot Corp. (*)	1,037	58,414
KB Home	1,949	50,518
Legacy Housing Corp. (*)	4,960	85,064
Lovesac Co. (*)	1,872	38,151
M/I Homes, Inc. (*)	1,541	55,831
Meritage Homes Corp. (*)	762	53,546
Skyline Champion Corp. (*)	978	51,707
Sonos, Inc. (*)	3,826	53,181
Tri Pointe Homes, Inc. (*)	3,399	51,359
		569,764
Household Products | 0.2%
Oil-Dri Corp. of America	425	10,285
Description	Shares	Fair Value
Spectrum Brands Holdings, Inc.	911	$35,556
		45,841
Independent Power & Renewable Electricity Producers | 0.5%
Montauk Renewables, Inc. (*)	6,051	105,529
Industrial Conglomerates | 0.1%
Brookfield Business Corp.,Class A	813	17,967
Insurance | 0.7%
Brookfield Asset Management Reinsurance Partners Ltd.	1,256	51,371
Hanover Insurance Group, Inc.	352	45,105
Palomar Holdings, Inc. (*)	922	77,190
		173,666
Interactive Media & Services | 0.8%
Bumble, Inc., Class A (*)	2,249	48,331
Cargurus, Inc. (*)	2,294	32,506
QuinStreet, Inc. (*)	2,653	27,856
Yelp, Inc. (*)	1,934	65,582
		174,275
Internet & Direct Marketing Retail | 0.7%
Farfetch Ltd., Class A Class A (*)	5,362	39,947
Liquidity Services, Inc. (*)	5,033	81,836
Stitch Fix, Inc.,Class A (*)	8,628	34,081
		155,864
IT Services | 3.1%
AvidXchange Holdings, Inc.	3,133	26,380
CSG Systems International, Inc.	1,523	80,536
DigitalOcean Holdings, Inc. (*)	1,026	37,110
Exlservice Holdings, Inc. (*)	552	81,343
Grid Dynamics Holdings, Inc. (*)	9,083	170,125
I3 Verticals, Inc., Class A (*)	3,023	60,551
IBEX Holdings Ltd. (*)	852	15,822
International Money Express, Inc. (*)	3,862	88,015
Kyndryl Holdings, Inc. (*)	2,936	24,281
Pagseguro Digital Ltd., Class A (*)	4,966	65,700
Perficient, Inc. (*)	425	27,633
Verra Mobility Corp. (*)	1,835	28,204
		705,700
Leisure Products | 1.1%
BRP, Inc.	778	47,894
Johnson Outdoors, Inc., Class A	461	23,654
Malibu Boats, Inc. ,Class A (*)	1,160	55,668
Marine Products Corp.	1,074	9,086
MasterCraft Boat Holdings, Inc. (*)	3,227	60,829
Smith & Wesson Brands, Inc.	819	8,493

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Solo Brands, Inc.,Class A	9,563	$36,339
Vista Outdoor, Inc. (*)	1,000	24,320
		266,283
Life Sciences Tools & Services | 0.8%
10X Genomics, Inc.,Class A (*)	1,262	35,942
Medpace Holdings, Inc. (*)	745	117,091
Syneos Health, Inc. (*)	752	35,457
		188,490
Machinery | 3.2%
Allison Transmission Holdings, Inc.	2,701	91,186
CIRCOR International, Inc. (*)	3,187	52,554
Desktop Metal, Inc., Class A (*)	22,763	58,956
Donaldson Co., Inc.	1,107	54,254
Gates Industrial Corp. PLC (*)	3,284	32,052
Kornit Digital Ltd. (*)	2,013	53,566
Mueller Industries, Inc.	1,590	94,510
Pentair PLC	1,815	73,743
Proto Labs, Inc. (*)	1,366	49,763
REV Group, Inc.	4,499	49,624
Titan International, Inc. (*)	5,385	65,374
Toro Co.	659	56,990
		732,572
Marine | 2.0%
Diana Shipping, Inc.	13,734	49,580
Eagle Bulk Shipping, Inc.	2,410	104,064
Genco Shipping & Trading Ltd.	5,840	73,175
Grindrod Shipping Holdings Ltd.	6,229	149,060
Matson, Inc.	1,043	64,165
ZIM Integrated Shipping Services Ltd.	449	10,552
		450,596
Media | 1.7%
Boston Omaha Corp.,Class A (*)	4,304	99,164
Entravision Communications Corp., Class A	20,223	80,285
Gray Television, Inc.	3,200	45,824
iHeartMedia, Inc.,Class A (*)	4,930	36,137
Integral Ad Science Holding Corp. (*)	6,772	49,029
Perion Network Ltd. (*)	1,402	27,045
Thryv Holdings, Inc. (*)	2,339	53,400
		390,884
Oil, Gas & Consumable Fuels | 2.2%
Crescent Point Energy Corp.	8,093	49,853
DT Midstream, Inc. (*)	1,177	61,074
Enerplus Corp.	5,665	80,273
Flex LNG Ltd. (*)	1,341	42,469
Magnolia Oil & Gas Corp., Class A	2,896	57,370
Description	Shares	Fair Value
Permian Basin Royalty Trust	3,283	$53,611
Sabine Royalty Trust	582	41,369
San Juan Basin Royalty Trust	9,569	89,949
World Fuel Services Corp.	886	20,768
		496,736
Paper & Forest Products | 1.3%
Louisiana-Pacific Corp.	1,831	93,729
Resolute Forest Products, Inc. (*)	10,077	201,540
		295,269
Personal Products | 0.2%
Herbalife Nutrition Ltd. (*)	494	9,825
Medifast, Inc.	266	28,824
		38,649
Pharmaceuticals | 0.9%
Amphastar Pharmaceuticals, Inc. (*)	1,518	42,656
Arvinas, Inc. (*)	1,518	67,536
Phibro Animal Health Corp., Class A	3,376	44,867
Supernus Pharmaceuticals, Inc. (*)	1,748	59,169
		214,228
Professional Services | 3.0%
CRA International, Inc.	1,473	130,714
Franklin Covey Co. (*)	1,948	88,420
Heidrick & Struggles International, Inc.	2,786	72,408
HireQuest, Inc.	1,099	14,177
Huron Consulting Group, Inc. (*)	434	28,753
Kelly Services, Inc.,Class A	3,454	46,940
Korn Ferry	1,460	68,547
ManpowerGroup, Inc.	497	32,151
Resources Connection, Inc.	5,787	104,571
Science Applications International Corp.	522	46,160
TriNet Group, Inc. (*)	831	59,184
		692,025
Real Estate Management & Development | 1.0%
Forestar Group, Inc. (*)	1,712	19,157
FRP Holdings, Inc. (*)	595	32,344
Jones Lang LaSalle, Inc. (*)	145	21,905
Marcus & Millichap, Inc.	1,385	45,400
RMR Group, Inc., Class A	1,463	34,659
Stratus Properties, Inc.	1,771	41,264
Zillow Group, Inc., Class A (*)	1,469	42,058
		236,787
Road & Rail | 1.2%
AMERCO	121	61,616
ArcBest Corp.	788	57,311
Hertz Global Holdings, Inc.	4,248	69,157

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Knight-Swift Transportation Holdings, Inc.	1,020	$49,909
Saia, Inc. (*)	262	49,780
		287,773
Semiconductors & Semiconductor Equipment | 2.0%
Axcelis Technologies, Inc. (*)	2,354	142,558
Diodes, Inc. (*)	582	37,778
Lattice Semiconductor Corp. (*)	910	44,781
PDF Solutions, Inc. (*)	2,483	60,908
Semtech Corp. (*)	1,685	49,556
SkyWater Technology, Inc. (*)	3,541	27,089
Tower Semiconductor Ltd. (*)	631	27,726
Ultra Clean Holdings, Inc. (*)	2,671	68,778
		459,174
Software | 7.3%
Absolute Software Corp.	3,272	37,988
Alarm.com Holdings, Inc. (*)	491	31,846
American Software, Inc.,Class A	4,381	67,117
AppLovin Corp., Class A Class A (*)	2,328	45,373
Arteris, Inc.	5,359	35,691
Asana, Inc. Class A (*)	2,447	54,397
Blackline, Inc. (*)	418	25,038
ChannelAdvisor Corp. (*)	2,753	62,383
Cognyte Software Ltd. (*)	8,950	36,158
Descartes Systems Group, Inc. (*)	1,157	73,504
Docebo, Inc. (*)	1,014	27,388
Dolby Laboratories, Inc., Class A	854	55,638
Elastic NV (*)	759	54,451
EngageSmart, Inc. (*)	2,932	60,663
EverCommerce, Inc. (*)	5,398	59,000
Five9, Inc. (*)	558	41,839
Gitlab, Inc.,Class A	916	46,917
I3 Verticals, Inc., Class A (*)	4,866	44,865
InterDigital, Inc.	763	30,840
Jamf Holding Corp. (*)	1,791	39,689
JFrog Ltd. (*)	1,347	29,782
KnowBe4, Inc., Class A (*)	3,072	63,928
N-Able, Inc. (*)	5,912	54,568
nCino, Inc. (*)	1,129	38,510
PagerDuty, Inc. (*)	1,584	36,543
Progress Software Corp.	1,881	80,037
Q2 Holdings, Inc. (*)	655	21,091
Qualys, Inc. (*)	394	54,920
Rapid7, Inc. (*)	953	40,884
SEMrush Holdings, Inc.,Class A (*)	2,835	31,780
Smartsheet, Inc.,Class A (*)	777	26,698
Description	Shares	Fair Value
Sprout Social, Inc.,Class A (*)	771	$46,784
SPS Commerce, Inc. (*)	757	94,042
Tenable Holdings, Inc. (*)	1,748	60,830
UserTesting, Inc.	10,541	41,321
WalkMe Ltd. (*)	4,676	39,746
		1,692,249
Specialty Retail | 3.1%
Arhaus, Inc.	4,985	35,144
AutoNation, Inc. (*)	552	56,232
Boot Barn Holdings, Inc. (*)	485	28,353
Buckle, Inc.	1,804	57,115
Cato Corp., Class A	5,082	48,482
Five Below, Inc. (*)	436	60,024
Floor & Decor Holdings, Inc., Class A (*)	649	45,599
GameStop Corp.,Class A (*)	1,760	44,229
Group 1 Automotive, Inc.	297	42,433
MarineMax, Inc. (*)	1,632	48,617
Murphy USA, Inc.	352	96,768
RH (*)	133	32,727
Signet Jewelers Ltd.	795	45,466
Sleep Number Corp. (*)	935	31,612
Vroom, Inc. (*)	17,815	20,666
Zumiez, Inc. (*)	1,111	23,920
		717,387
Technology Hardware, Storage & Peripherals | 0.7%
Super Micro Computer, Inc. (*)	2,288	126,000
Xerox Holdings Corp.	3,511	45,924
		171,924
Textiles, Apparel & Luxury Goods | 1.6%
Crocs, Inc. (*)	806	55,340
Deckers Outdoor Corp. (*)	175	54,707
G-III Apparel Group Ltd. (*)	2,222	33,219
Movado Group, Inc.	2,933	82,652
Oxford Industries, Inc.	1,061	95,257
Steven Madden Ltd.	1,420	37,871
		359,046
Thrifts & Mortgage Finance | 1.3%
Bridgewater Bancshares, Inc. (*)	3,223	53,083
Essent Group Ltd.	1,815	63,289
Luther Burbank Corp.	2,392	27,795
Mr Cooper Group, Inc. (*)	1,165	47,182
NMI Holdings, Inc., Class A Class A (*)	2,726	55,529
TrustCo Bank Corp.	1,402	44,051
		290,929

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Trading Companies & Distributors | 3.4%
Applied Industrial Technologies, Inc.	537	$55,193
BlueLinx Holdings, Inc. (*)	886	55,021
Boise Cascade Co.	1,266	75,276
GMS, Inc. (*)	1,692	67,697
MRC Global, Inc. (*)	7,098	51,035
MSC Industrial Direct Co., Inc. Class A	771	56,136
NOW, Inc. (*)	6,333	63,647
SiteOne Landscape Supply, Inc. (*)	709	73,835
Titan Machinery, Inc. (*)	2,857	80,739
Triton International Ltd.	1,414	77,388
Univar Solutions, Inc. (*)	2,944	66,947
Veritiv Corp. (*)	556	54,360
		777,274
Transportation Infrastructure | 0.5%
Atlas Corp.	4,492	62,439
Corp. America Airports SA (*)	7,002	46,493
		108,932
Total Common Stocks (Cost $25,668,858)		22,883,505
Mortgage Real Estate Investment Trusts | 0.1%
Rithm Capital Corp. (Cost $54,493)	4,869	35,641
Rights | 0.0%
Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0
Total Rights (Cost $137)		0
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $224,476)	224,476	224,476
Total Investments | 100.5% (Cost $25,947,964)		$23,143,622
Liabilities in Excess of Cash and Other Assets | (0.5)%		(117,718)
Net Assets | 100.0%		$23,025,904

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 6.8%
Brazil | 1.1%
MV24 Capital BV, 6.748%, 06/01/34	USD	$178	$150,224
China | 0.5%
Country Garden Holdings Co. Ltd., 3.125%, 10/22/25	USD	200	66,000
Kuwait | 1.3%
NBK Tier 1 Financing 2 Ltd., (CMT 6 Year + 2.832%) 4.500%, 08/27/25 (§), (¶)	USD	200	179,100
Malaysia | 1.4%
Petronas Capital Ltd., 2.480%, 01/28/32	USD	250	203,050
Mexico | 2.5%
Banco Mercantil del Norte SA, (CMT 5 Year + 4.967%) 6.750%, 09/27/24 (§), (¶)	USD	200	185,537
Petroleos Mexicanos:
6.500%, 01/23/29	USD	35	26,779
8.750%, 06/02/29 (#)	USD	80	67,847
6.840%, 01/23/30	USD	70	52,010
6.700%, 02/16/32	USD	22	15,365
6.950%, 01/28/60	USD	20	10,998
			358,536
Total Corporate Bonds (Cost $1,199,420)			956,910
Foreign Government Obligations | 80.2%
Angola | 1.3%
Angolan Government International Bonds, 9.500%, 11/12/25	USD	200	185,000
Argentina | 0.4%
Argentina Government International Bonds:
1.500%, 07/09/35 (Ø)	USD	100	18,150
3.875%, 01/09/38 (Ø)	USD	63	14,751
3.500%, 07/09/41 (Ø)	USD	137	29,181
			62,082
Azerbaijan | 1.0%
Azerbaijan International Bonds, 3.500%, 09/01/32	USD	175	140,252
Bahamas | 0.1%
Bahamas Government International Bonds, 8.950%, 10/15/32	USD	15	8,661
Description	Security Currency	Principal Amount (000)	Fair Value
Bahrain | 1.5%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	$230	$213,009
Brazil | 9.4%
Brazil Government International Bonds:
4.500%, 05/30/29	USD	25	22,161
3.875%, 06/12/30	USD	205	168,907
5.625%, 01/07/41	USD	25	20,176
4.750%, 01/14/50	USD	40	27,395
Brazil Letras do Tesouro Nacional:
0.000%, 07/01/23	BRL	1,920	324,136
0.000%, 04/01/24	BRL	2,020	314,677
Brazil Notas do Tesouro Nacional:
10.000%, 01/01/25	BRL	420	75,302
10.000%, 01/01/27	BRL	590	103,292
10.000%, 01/01/29	BRL	1,000	170,482
10.000%, 01/01/31	BRL	590	98,596
			1,325,124
Chile | 1.2%
Bonos de la Tesoreria de la Republica en pesos:
2.300%, 10/01/28	CLP	25,000	19,683
5.000%, 10/01/28	CLP	50,000	46,160
6.000%, 01/01/43	CLP	10,000	9,416
Chile Government International Bonds:
2.750%, 01/31/27	USD	50	45,050
2.550%, 07/27/33	USD	75	56,213
			176,522
China | 3.7%
China Development Bank, 3.500%, 08/13/26	CNY	360	52,461
China Government Bonds:
3.120%, 12/05/26	CNY	610	88,181
2.680%, 05/21/30	CNY	620	86,589
3.810%, 09/14/50	CNY	460	71,662
China Government International Bonds, 1.750%, 10/26/31	USD	270	226,479
			525,372
Colombia | 4.5%
Colombia Government International Bonds:
3.875%, 04/25/27	USD	75	63,553
4.500%, 03/15/29	USD	65	53,231
Colombia TES:
6.250%, 11/26/25	COP	301,300	55,525
7.500%, 08/26/26	COP	824,000	152,146
5.750%, 11/03/27	COP	798,000	129,977
6.000%, 04/28/28	COP	217,800	35,034
7.000%, 03/26/31	COP	772,000	118,434
7.000%, 06/30/32	COP	240,000	35,517
			643,417

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Costa Rica | 0.4%
Costa Rica Government International Bonds:
4.250%, 01/26/23	USD	$25	$24,895
4.375%, 04/30/25	USD	15	14,394
6.125%, 02/19/31	USD	5	4,568
7.000%, 04/04/44	USD	10	8,255
			52,112
Czech Republic | 1.4%
Czech Republic Government Bonds:
2.500%, 08/25/28	CZK	2,280	77,774
0.950%, 05/15/30	CZK	1,710	49,535
2.000%, 10/13/33	CZK	480	13,929
4.200%, 12/04/36	CZK	1,120	39,887
1.500%, 04/24/40	CZK	550	12,320
			193,445
Dominican Republic | 1.4%
Dominican Republic International Bonds:
5.500%, 01/27/25	USD	25	24,200
5.950%, 01/25/27	USD	10	9,274
5.500%, 02/22/29 (#)	USD	10	8,564
4.500%, 01/30/30 (#)	USD	75	58,819
6.000%, 02/22/33 (#)	USD	35	28,258
7.450%, 04/30/44	USD	15	12,533
6.850%, 01/27/45	USD	20	15,454
6.400%, 06/05/49	USD	50	35,759
			192,861
Ecuador | 0.6%
Ecuador Government International Bonds, 0.000%, 07/31/30	USD	301	86,876
Egypt | 1.1%
Egypt Government International Bonds, 7.600%, 03/01/29	USD	220	153,450
Guatemala | 0.6%
Guatemala Government Bonds:
4.875%, 02/13/28	USD	25	22,426
5.250%, 08/10/29 (#)	USD	40	35,920
5.375%, 04/24/32 (#)	USD	10	8,721
5.375%, 04/24/32	USD	10	8,721
6.125%, 06/01/50 (#)	USD	15	12,204
			87,992
Hungary | 1.6%
Hungary Government Bonds:
3.000%, 10/27/27	HUF	34,330	57,494
3.250%, 10/22/31	HUF	22,860	32,953
2.250%, 04/20/33	HUF	18,510	22,464
3.000%, 04/25/41	HUF	3,940	4,032
Hungary Government International Bonds:
5.375%, 03/25/24	USD	50	49,087
5.500%, 06/16/34 (#)	USD	40	33,758
Description	Security Currency	Principal Amount (000)	Fair Value
7.625%, 03/29/41	USD	$32	$31,666
			231,454
Indonesia | 5.4%
Indonesia Government International Bonds:
2.150%, 07/28/31	USD	215	168,799
3.550%, 03/31/32	USD	55	47,719
3.050%, 03/12/51	USD	50	33,130
3.350%, 03/12/71	USD	60	37,057
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	386,000	26,528
9.000%, 03/15/29	IDR	818,000	58,177
8.250%, 05/15/29	IDR	1,545,000	106,027
7.000%, 09/15/30	IDR	1,032,000	66,349
8.750%, 05/15/31	IDR	324,000	22,979
8.375%, 03/15/34	IDR	912,000	63,275
8.250%, 05/15/36	IDR	648,000	44,618
8.375%, 04/15/39	IDR	920,000	64,193
Perusahaan Penerbit SBSN Indonesia III, 4.400%, 06/06/27 (#)	USD	35	33,600
			772,451
Jamaica | 0.6%
Jamaica Government International Bonds, 6.750%, 04/28/28	USD	90	93,279
Lebanon | 0.3%
Lebanon Government International Bonds:
6.375%, 03/09/20 («)	USD	97	5,656
8.250%, 04/12/21 («)	USD	106	6,115
6.000%, 01/27/23 («)	USD	67	3,907
6.650%, 04/22/24 («)	USD	47	2,741
6.250%, 11/04/24 («)	USD	49	2,857
6.200%, 02/26/25 («)	USD	37	2,100
6.600%, 11/27/26 («)	USD	22	1,249
6.850%, 03/23/27 («)	USD	21	1,185
6.750%, 11/29/27 («)	USD	41	2,327
6.650%, 02/26/30 («)	USD	55	3,104
7.000%, 03/23/32 («)	USD	49	2,781
7.050%, 11/02/35 («)	USD	60	3,386
7.250%, 03/23/37 («)	USD	44	2,469
			39,877
Malaysia | 3.7%
Malaysia Government Bonds:
3.480%, 03/15/23	MYR	168	36,314
3.906%, 07/15/26	MYR	120	25,773
3.899%, 11/16/27	MYR	937	200,306
3.733%, 06/15/28	MYR	170	35,499
4.498%, 04/15/30	MYR	230	49,746
3.844%, 04/15/33	MYR	330	66,453
3.828%, 07/05/34	MYR	20	3,975
4.893%, 06/08/38	MYR	330	71,118
3.757%, 05/22/40	MYR	80	14,901

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
4.696%, 10/15/42	MYR	$100	$20,973
			525,058
Mexico | 6.0%
Mexico Bonos:
5.750%, 03/05/26	MXN	5,380	234,416
7.500%, 06/03/27	MXN	1,990	90,555
8.500%, 05/31/29	MXN	4,208	197,061
10.000%, 11/20/36	MXN	1,250	63,771
8.500%, 11/18/38	MXN	280	12,569
7.750%, 11/13/42	MXN	3,100	128,124
Mexico Government International Bonds:
2.659%, 05/24/31	USD	25	19,175
4.875%, 05/19/33	USD	27	23,733
3.500%, 02/12/34	USD	65	49,303
5.750%, 10/12/10	USD	48	36,984
			855,691
Oman | 1.6%
Oman Government International Bonds, 4.750%, 06/15/26	USD	245	227,237
Panama | 1.2%
Panama Government International Bonds:
3.160%, 01/23/30	USD	105	85,234
3.298%, 01/19/33	USD	5	3,858
4.500%, 05/15/47	USD	10	7,061
4.500%, 04/16/50	USD	30	20,743
4.500%, 04/01/56	USD	75	50,264
			167,160
Paraguay | 0.7%
Paraguay Government International Bonds:
5.000%, 04/15/26	USD	25	24,020
3.849%, 06/28/33 (#)	USD	53	41,416
6.100%, 08/11/44	USD	40	33,070
			98,506
Peru | 4.5%
Peruvian Government International Bonds:
6.350%, 08/12/28	PEN	650	148,969
5.940%, 02/12/29	PEN	140	30,834
2.844%, 06/20/30	USD	55	44,956
2.783%, 01/23/31	USD	50	39,587
6.950%, 08/12/31	PEN	585	130,996
1.862%, 12/01/32	USD	30	21,006
6.900%, 08/12/37	PEN	730	152,708
5.350%, 08/12/40	PEN	55	9,435
3.300%, 03/11/41	USD	40	27,500
3.230%, 07/28/21	USD	60	32,224
			638,215
Philippines | 1.7%
Philippines Government International Bonds:
3.750%, 01/14/29	USD	105	97,924
3.556%, 09/29/32	USD	40	34,904
Description	Security Currency	Principal Amount (000)	Fair Value
3.950%, 01/20/40	USD	$35	$27,829
3.700%, 03/01/41	USD	35	26,779
3.700%, 02/02/42	USD	35	26,779
2.950%, 05/05/45	USD	15	9,864
2.650%, 12/10/45	USD	25	15,440
			239,519
Poland | 2.0%
Poland Government Bonds:
2.500%, 07/25/26	PLN	190	32,166
3.750%, 05/25/27	PLN	92	15,930
2.500%, 07/25/27	PLN	790	128,777
2.750%, 04/25/28	PLN	460	74,172
1.250%, 10/25/30	PLN	220	28,670
			279,715
Qatar | 2.7%
Qatar Government International Bonds, 6.400%, 01/20/40	USD	340	381,650
Romania | 2.1%
Romanian Government Bonds:
3.250%, 06/24/26	RON	560	92,803
5.800%, 07/26/27	RON	170	30,130
4.150%, 01/26/28	RON	400	64,738
Romanian Government International Bonds:
3.000%, 02/27/27	USD	56	47,173
3.625%, 03/27/32	USD	38	27,367
5.125%, 06/15/48	USD	50	34,619
			296,830
Saudi Arabia | 2.3%
Saudi Government International Bonds, 2.250%, 02/02/33	USD	415	325,775
South Africa | 7.0%
South Africa Government Bonds:
8.000%, 01/31/30	ZAR	3,490	165,191
7.000%, 02/28/31	ZAR	1,860	79,514
8.250%, 03/31/32	ZAR	3,470	157,748
8.875%, 02/28/35	ZAR	1,750	79,069
8.500%, 01/31/37	ZAR	6,840	291,737
8.750%, 02/28/48	ZAR	1,445	60,300
South Africa Government International Bonds:
4.850%, 09/27/27	USD	60	53,430
4.850%, 09/30/29	USD	10	8,224
5.875%, 06/22/30	USD	55	47,224
5.375%, 07/24/44	USD	45	29,048
5.650%, 09/27/47	USD	30	19,050
			990,535
Sri Lanka | 0.2%
Sri Lanka Government International Bonds:
5.750%, 04/18/23	USD	15	3,739
6.125%, 06/03/25	USD	10	2,661
6.825%, 07/18/26	USD	5	1,251
6.200%, 05/11/27	USD	50	12,197

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.750%, 04/18/28	USD	$35	$8,494
7.850%, 03/14/29	USD	15	3,640
			31,982
Suriname | 0.1%
Suriname Government International Bonds, 9.250%, 10/26/26	USD	10	8,000
Thailand | 0.7%
Thailand Government Bonds:
3.400%, 06/17/36	THB	1,330	33,940
3.300%, 06/17/38	THB	2,690	66,321
			100,261
Turkey | 2.0%
Hazine Mustesarligi Varlik Kiralama AS, 7.250%, 02/24/27 (#)	USD	125	119,906
Turkey Government International Bonds:
7.375%, 02/05/25	USD	95	90,725
6.000%, 01/14/41	USD	115	70,725
			281,356
Ukraine | 0.4%
Ukraine Government International Bonds:
9.750%, 11/01/30	USD	200	43,700
0.000%, 08/01/41 (§)	USD	36	9,630
			53,330
United Arab Emirates | 2.3%
UAE International Government Bonds, 4.050%, 07/07/32 (#)	USD	345	323,179
Uruguay | 1.8%
Uruguay Government International Bonds:
4.375%, 10/27/27	USD	30	29,527
4.375%, 01/23/31	USD	55	52,587
4.125%, 11/20/45	USD	65	55,872
5.100%, 06/18/50	USD	85	77,419
4.975%, 04/20/55	USD	50	44,494
			259,899
Zambia | 0.7%
Zambia Government International Bonds, 8.500%, 04/14/24	USD	200	95,250
Total Foreign Government Obligations (Cost $14,230,008)			11,362,384
Quasi Government Bonds | 0.1%
Mexico | 0.1%
Petroleos Mexicanos, 6.750%, 09/21/47 (Cost $13,599)	USD	16	8,880
Description	Security Currency	Principal Amount (000)	Fair Value
Sovereign Bonds | 0.2%
Indonesia | 0.2%
Indonesia Government International Bonds 3.850%, 10/15/30 (Cost $34,610)	USD	$35,000	$31,605
Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,122)	IDR	200,000	13,348
U.S. Treasury Securities | 1.0%
U.S. Treasury Note, 2.750%, 08/15/32 (Cost $144,824)	USD	160	146,300

Description	Shares	Fair Value
Short-Term Investments | 11.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $1,625,853)	1,625,853	$1,625,853
Total Investments | 99.9% (Cost $17,262,436) (»)		$14,145,280
Cash and Other Assets in Excess of Liabilities | 0.1%		12,902
Net Assets | 100.0%		$14,158,182

Lazard Emerging Markets Debt Portfolio (continued)
Forward Currency Contracts open at September 30, 2022:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	1,287,557	USD	245,717	BOA	10/04/22	$—	$7,031
CLP	35,427,662	USD	39,449	BOA	10/11/22	—	2,873
CLP	16,525,562	USD	16,709	BRC	12/12/22	151	—
CLP	26,595,900	USD	30,000	CIT	10/11/22	—	2,542
CNY	292,253	USD	41,222	BRC	11/21/22	59	—
CNY	755,303	USD	109,102	BRC	11/21/22	—	2,415
CNY	451,397	USD	63,344	SCB	11/21/22	416	—
CNY	755,303	USD	109,019	SCB	11/21/22	—	2,332
CNY	755,303	USD	109,041	UBS	11/21/22	—	2,354
CZK	3,863,806	USD	156,931	BRC	11/21/22	—	3,717
CZK	251,951	USD	10,000	SCB	11/21/22	—	9
EUR	69,513	USD	70,000	BRC	11/21/22	—	1,647
HUF	59,468,424	USD	148,422	BOA	11/21/22	—	12,565
HUF	27,695,500	USD	70,000	BRC	11/21/22	—	6,729
IDR	1,040,060,000	USD	70,000	JPM	10/13/22	—	1,716
IDR	3,592,645,810	USD	241,231	JPM	10/13/22	—	5,360
IDR	1,860,278,755	USD	122,234	JPM	11/14/22	—	228
IDR	72,150,000	USD	4,883	SCB	10/13/22	—	146
IDR	72,150,000	USD	4,884	UBS	10/13/22	—	147
IDR	1,860,278,755	USD	122,171	UBS	11/14/22	—	166
MXN	874,507	USD	41,407	BOA	11/18/22	1,658	—
MXN	874,507	USD	43,447	BRC	11/18/22	—	382
MXN	874,507	USD	43,464	UBS	11/18/22	—	399
MYR	541,187	USD	118,209	BOA	10/25/22	—	1,444
MYR	10,279	USD	2,310	SCB	10/25/22	—	93
MYR	123,605	USD	27,057	SCB	10/25/22	—	389
MYR	125,608	USD	28,023	SCB	10/25/22	—	922
PEN	39,985	USD	10,000	BOA	11/15/22	—	17
PLN	948,639	USD	199,987	UBS	11/21/22	—	10,053
RON	211,676	USD	42,993	BOA	11/21/22	—	1,361
THB	22,479,698	USD	592,858	CIT	12/13/22	5,843	—
THB	348,950	USD	10,000	SCB	10/11/22	—	746
THB	22,843,476	USD	645,788	SCB	10/28/22	—	39,477
THB	348,950	USD	9,213	SCB	12/13/22	80	—
USD	125,721	BRL	643,779	BOA	10/04/22	6,378	—
USD	244,047	BRL	1,287,557	BOA	11/03/22	7,085	—
USD	125,220	BRL	643,779	SCB	10/04/22	5,876	—
USD	10,000	BRL	54,455	SCB	11/03/22	—	22
USD	16,906	CLP	16,525,562	BRC	10/11/22	—	155
USD	20,000	CLP	18,108,000	BRC	10/11/22	1,305	—
USD	30,000	CLP	27,390,000	CIT	10/11/22	1,722	—
USD	20,000	CNY	142,523	SCB	11/21/22	—	131
USD	10,000	COP	46,290,000	BOA	11/15/22	40	—
USD	115,908	COP	522,327,695	BRC	11/15/22	3,519	—
USD	115,763	COP	522,327,695	SCB	11/15/22	3,373	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	26,410	COP	119,044,520	SSB	11/15/22	$795	$—
USD	269,480	EUR	266,948	BOA	11/21/22	6,989	—
USD	140,000	EUR	139,486	BRC	11/21/22	2,843	—
USD	78,840	HUF	32,700,467	BOA	11/21/22	4,134	—
USD	61,160	HUF	25,360,606	BRC	11/21/22	3,223	—
USD	20,000	IDR	305,340,000	BRC	11/14/22	—	26
USD	43,900	IDR	662,494,900	JPM	10/13/22	405	—
USD	122,467	IDR	1,860,278,755	JPM	10/13/22	333	—
USD	26,100	IDR	393,953,400	SCB	10/13/22	236	—
USD	122,404	IDR	1,860,278,755	UBS	10/13/22	270	—
USD	80,000	MXN	1,620,224	BRC	11/18/22	212	—
USD	20,000	MXN	405,493	SCB	11/18/22	31	—
USD	10,000	MYR	46,235	SCB	10/25/22	24	—
USD	67,314	PEN	260,808	BOA	11/15/22	2,201	—
USD	67,127	PEN	260,808	BRC	11/15/22	2,014	—
USD	134,195	PEN	521,616	CIT	11/15/22	3,969	—
USD	67,134	PEN	260,808	JPM	11/15/22	2,021	—
USD	20,000	RON	101,862	SCB	11/21/22	—	34
USD	591,104	THB	22,479,698	CIT	10/28/22	—	5,552
USD	9,179	THB	348,950	SCB	10/11/22	—	74
USD	10,000	THB	363,778	SCB	10/28/22	345	—
USD	10,000	THB	376,274	SCB	12/13/22	—	21
USD	84,995	ZAR	1,479,142	BOA	11/21/22	3,619	—
USD	84,913	ZAR	1,479,142	BRC	11/21/22	3,537	—
UYU	353,959	USD	8,537	HSB	12/06/22	—	161
ZAR	704,600	USD	40,000	BRC	11/21/22	—	1,236
ZAR	177,550	USD	10,015	SCB	11/21/22	—	247
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$74,706	$114,919

Credit Default Swap Agreements open at September 30, 2022:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/Sell	Receive (Pay) Rate	Payment Frequency Paid/ Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX.EM.S38	MSC	280,000	12/20/2027	Sell	1.000	Quarterly	B – A+	$(27,868)	$(27,291)	$ (577)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 34.6%
Canada | 1.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	$75	$66,111
Germany | 1.0%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	55	43,347
Netherlands | 1.8%
ING Groep NV, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	81,885
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	22	18,792
United Kingdom | 1.9%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	83,849
United States | 28.0%
Adobe, Inc., 2.300%, 02/01/30	USD	65	54,000
Alphabet, Inc., 1.100%, 08/15/30	USD	35	27,060
Amazon.com, Inc., 3.150%, 08/22/27	USD	25	23,297
American Express Co., 4.050%, 05/03/29	USD	45	41,416
Amgen, Inc., 3.000%, 02/22/29	USD	45	39,353
Apple, Inc., 2.375%, 02/08/41	USD	35	24,225
Ball Corp., 4.875%, 03/15/26	USD	25	23,718
Bank of America Corp.:
1.486% (SOFR +1.460%), 05/19/24 (§)	USD	28	27,311
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	85	54,205
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	70	63,944
Clean Harbors, Inc., 4.875%, 07/15/27	USD	25	22,789
Dell International LLC, 5.300%, 10/01/29	USD	45	41,928
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	55	40,662
Home Depot, Inc., 5.875%, 12/16/36	USD	45	46,695
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	95	65,139
Description	Security Currency	Principal Amount (000)	Fair Value
Johnson Controls International PLC, 1.750%, 09/15/30	USD	$65	$50,276
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	80	72,433
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	30	27,031
McDonald’s Corp., 3.125%, 03/04/25	CAD	70	48,789
Microsoft Corp., 3.500%, 11/15/42	USD	25	20,462
Morgan Stanley, 3.625%, 01/20/27	USD	70	65,116
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	15	12,765
PepsiCo, Inc., 2.875%, 10/15/49	USD	35	24,520
Pfizer, Inc., 2.625%, 04/01/30	USD	30	25,773
Procter & Gamble Co., 1.200%, 10/29/30	USD	15	11,576
Prologis LP REIT, 1.250%, 10/15/30	USD	100	74,510
Service Corp. International, 4.625%, 12/15/27	USD	30	27,150
Starbucks Corp., 4.450%, 08/15/49	USD	25	20,426
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	65	53,374
United Rentals North America, Inc., 4.875%, 01/15/28	USD	30	27,505
Verizon Communications, Inc., 3.875%, 02/08/29	USD	75	68,466
Visa, Inc., 0.750%, 08/15/27	USD	35	29,379
			1,255,293
Total Corporate Bonds (Cost $1,932,392)			1,549,277
Foreign Government Obligations | 47.9%
Australia | 2.9%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	100	50,327
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	160	79,801
			130,128

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Bahamas | 0.9%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	$73	$40,620
Bermuda | 4.2%
Bermuda Government International Bonds, 3.717%, 01/25/27	USD	200	185,913
Canada | 4.8%
British Columbia, 3.200%, 06/18/44	CAD	55	34,242
Export Development Canada, 1.650%, 07/31/24	CAD	70	48,598
Quebec, 1.850%, 02/13/27	CAD	115	76,912
Vancouver, 2.900%, 11/20/25	CAD	80	56,099
			215,851
Chile | 2.3%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	50,000	49,364
2.300%, 10/01/28	CLP	65,000	51,176
			100,540
Colombia | 0.5%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	126,000	24,009
Czech Republic | 2.0%
Czech Republic Government Bonds, 1.000%, 06/26/26	CZK	2,670	90,509
France | 0.6%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	30	24,744
Hungary | 0.5%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	35	21,306
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	30	26,957
Japan | 4.2%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	200	189,438
Mexico | 2.5%
Mexico Bonos:
8.000%, 09/05/24	MXN	860	40,967
7.500%, 06/03/27	MXN	970	44,140
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	$25	$27,910
			113,017
Morocco | 1.4%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	64,242
New Zealand | 6.8%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	120	61,528
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	190	102,107
1.500%, 04/20/29	NZD	210	94,472
2.000%, 04/15/37	NZD	130	47,481
			305,588
Norway | 2.0%
Oslo, 2.350%, 09/04/24	NOK	1,000	88,941
Panama | 2.0%
Panama Government International Bonds, 8.875%, 09/30/27	USD	80	90,940
Peru | 2.3%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	250	51,860
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	65	48,913
			100,773
Poland | 1.7%
Poland Government Bonds, 6.680% (WIBOR 6 Month), 05/25/28 (§)	PLN	395	75,045
Portugal | 1.1%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	60	51,262
Singapore | 0.9%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	60	41,420
Spain | 1.1%
Spain Government Bonds, 1.000%, 07/30/42	EUR	75	47,241
Thailand | 1.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,440	72,026
United Kingdom | 1.0%
U.K. Gilts, 0.875%, 07/31/33	GBP	55	43,650
Total Foreign Government Obligations (Cost $2,827,409)			2,144,160

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Quasi Government Bonds | 1.2%
Germany | 1.2%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $64,339)	USD	$63	$54,191
Supranational Bonds | 10.0%
Asian Development Bank, 2.125%, 03/19/25	USD	40	37,932
European Investment Bank, 1.000%, 01/28/28	CAD	80	50,367
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,140,000	75,239
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	41	22,976
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	30	20,733
2.900%, 11/26/25	AUD	100	61,302
1.250%, 03/16/26	NOK	660	56,288
1.125%, 09/13/28	USD	35	29,325
International Finance Corp.:
2.125%, 04/07/26	USD	40	37,094
1.500%, 04/15/35	AUD	132	56,469
Total Supranational Bonds (Cost $559,461)			447,725
U.S. Municipal Bonds | 1.8%
California | 1.8%
California:
4.500%, 04/01/33	USD	45	43,328
7.550%, 04/01/39	USD	30	37,359
Total U.S. Municipal Bonds (Cost $95,307)			80,687
U.S. Treasury Securities | 3.3%
U.S. Treasury Bonds, 1.750%, 08/15/41	USD	183	125,119
U.S. Treasury Note, 4.250%, 09/30/24	USD	22	22,010
Total U.S. Treasury Securities (Cost $166,089)			147,129

Description	Shares	Fair Value
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $41,221)	41,221	$41,221

Description	Fair Value
Total Investments | 99.7% (Cost $5,686,218) (»)	$4,464,390
Cash and Other Assets in Excess of Liabilities | 0.3%	11,847
Net Assets | 100.0%	$4,476,237

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	19,277	USD	14,785	HSB	10/12/22	$—	$831
CAD	47,899	USD	36,365	HSB	10/12/22	—	1,689
CAD	33,576	USD	24,484	JPM	10/12/22	—	178
CHF	56,032	USD	58,050	JPM	10/12/22	—	1,223
CNH	1,932,759	USD	288,040	HSB	10/12/22	—	17,327
CNH	1,154,651	USD	168,805	HSB	11/29/22	—	6,946
CZK	294,759	USD	11,732	JPM	01/11/23	—	67
CZK	614,690	USD	25,800	JPM	01/11/23	—	1,473
EUR	105,834	USD	108,422	CIT	10/12/22	—	4,644
EUR	91,636	USD	91,932	HSB	10/12/22	—	2,075
EUR	482,222	USD	493,972	HSB	10/12/22	—	21,113
EUR	16,142	USD	16,536	JPM	10/12/22	—	708
EUR	8,439	USD	8,645	MSC	10/12/22	—	369
GBP	16,899	USD	19,307	HSB	10/12/22	—	436
HUF	2,351,239	USD	5,983	HSB	10/12/22	—	548
HUF	8,196,118	USD	20,851	JPM	10/12/22	—	1,906
JPY	30,983,116	USD	226,848	CIT	10/12/22	—	12,616
JPY	69,828,290	USD	511,203	HSB	10/12/22	—	28,378
KRW	72,280,380	USD	55,400	JPM	10/20/22	—	4,867
KRW	88,987,900	USD	67,813	JPM	10/20/22	—	5,599
MXN	226,212	USD	11,200	HSB	10/12/22	16	—
MXN	479,491	USD	23,895	HSB	10/12/22	—	121
NZD	47,328	USD	30,789	HSB	11/10/22	—	4,298
NZD	68,353	USD	43,917	HSB	11/10/22	—	5,658
PEN	32,052	USD	8,552	JPM	10/28/22	—	532
PLN	49,616	USD	10,900	HSB	10/12/22	—	902
PLN	67,776	USD	14,204	HSB	10/12/22	—	547
RON	401,924	USD	81,567	HSB	10/12/22	—	2,045
SEK	103,956	USD	10,400	HSB	10/12/22	—	1,029
SEK	390,439	USD	37,273	JPM	10/12/22	—	2,079
SGD	5,272	USD	3,835	JPM	10/12/22	—	164
SGD	15,232	USD	10,765	JPM	10/12/22	—	159
SGD	21,184	USD	15,085	JPM	10/12/22	—	334
USD	86,741	AUD	126,128	CIT	10/12/22	6,059	—
USD	17,800	AUD	26,450	HSB	10/12/22	880	—
USD	65,209	AUD	94,853	HSB	10/12/22	4,533	—
USD	9,987	AUD	14,523	JPM	10/12/22	696	—
USD	61,341	AUD	89,222	MSC	10/12/22	4,266	—
USD	185,046	CAD	239,796	CIT	10/12/22	11,454	—
USD	5,400	CAD	7,090	HSB	10/12/22	268	—
USD	11,073	CAD	14,391	HSB	10/12/22	655	—
USD	105,696	CAD	136,961	HSB	10/12/22	6,547	—
USD	111,244	CAD	144,156	JPM	10/12/22	6,886	—
USD	10,700	CHF	10,319	JPM	10/12/22	235	—
USD	23,478	CHF	22,662	JPM	10/12/22	495	—

Lazard Global Fixed Income Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	69,464	CLP	65,691,753	CIT	03/15/23	$3,643	$—
USD	22,090	CLP	20,877,270	HSB	03/15/23	1,172	—
USD	9,700	CNH	68,680	HSB	10/12/22	80	—
USD	25,800	CNH	180,776	HSB	10/12/22	479	—
USD	27,924	COP	124,270,000	HSB	10/28/22	1,094	—
USD	8,240	CZK	201,814	JPM	01/11/23	253	—
USD	30,300	CZK	746,919	JPM	01/11/23	740	—
USD	60,370	CZK	1,503,170	JPM	01/11/23	881	—
USD	35,800	EUR	36,365	HSB	10/12/22	141	—
USD	36,100	EUR	36,948	HSB	10/12/22	—	131
USD	49,500	EUR	49,867	HSB	10/12/22	601	—
USD	108,000	EUR	107,929	HSB	10/12/22	2,166	—
USD	13,200	EUR	13,642	JPM	10/12/22	—	177
USD	45,800	EUR	45,712	JPM	10/12/22	975	—
USD	8,300	GBP	7,579	HSB	10/12/22	—	163
USD	19,330	GBP	16,042	HSB	10/12/22	1,415	—
USD	29,600	GBP	27,112	HSB	10/12/22	—	677
USD	11,400	GBP	10,516	JPM	10/12/22	—	344
USD	16,100	GBP	14,108	JPM	10/12/22	345	—
USD	42,124	GBP	34,953	JPM	10/12/22	3,090	—
USD	5,766	HUF	2,351,239	HSB	10/12/22	332	—
USD	20,091	HUF	8,196,118	JPM	10/12/22	1,146	—
USD	12,600	IDR	189,239,400	JPM	10/20/22	179	—
USD	20,315	IDR	306,552,448	JPM	10/20/22	193	—
USD	27,751	JPY	3,790,322	CIT	10/12/22	1,543	—
USD	22,300	JPY	3,168,957	HSB	10/12/22	388	—
USD	32,200	JPY	4,604,368	JPM	10/12/22	363	—
USD	40,600	JPY	5,564,128	JPM	10/12/22	2,127	—
USD	52,600	JPY	7,483,617	JPM	10/12/22	855	—
USD	63,600	KRW	86,454,660	JPM	10/20/22	3,157	—
USD	64,581	MXN	1,342,839	HSB	10/12/22	—	1,998
USD	28,258	MXN	587,793	JPM	10/12/22	—	886
USD	26,782	NOK	269,807	HSB	10/12/22	2,003	—
USD	129,366	NOK	1,304,005	JPM	10/12/22	9,609	—
USD	74,749	NZD	116,322	CIT	11/10/22	9,641	—
USD	185,018	NZD	287,965	HSB	11/10/22	23,838	—
USD	5,800	NZD	9,764	JPM	11/10/22	335	—
USD	135,247	NZD	210,497	JPM	11/10/22	17,427	—
USD	67,409	PEN	262,186	JPM	10/28/22	1,809	—
USD	28,881	PLN	135,111	HSB	10/12/22	1,656	—
USD	41,483	PLN	197,946	HSB	10/12/22	1,597	—
USD	26,800	SEK	301,679	HSB	10/12/22	—	393
USD	8,552	SGD	11,641	HSB	10/12/22	446	—
USD	58,856	SGD	80,127	JPM	10/12/22	3,063	—
USD	45,477	THB	1,515,972	HSB	10/12/22	5,273	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	21,494	THB	772,718	HSB	03/13/23	$714	$—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$147,759	$135,630

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 96.3%
Aerospace & Defense | 0.8%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,500	$1,225,440
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	455,805
		1,681,245
Airlines | 0.5%
United Airlines Pass-Through Trust, Series A, 4.150%, 10/11/25	1,114	1,054,188
Auto Components | 1.6%
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	231,735
5.250%, 07/15/31	1,500	1,200,000
Tenneco, Inc., 5.000%, 07/15/26	2,100	2,042,250
		3,473,985
Automobiles | 0.3%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	680,070
Building Products | 1.4%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,534,270
Griffon Corp., 5.750%, 03/01/28	1,750	1,505,000
		3,039,270
Capital Markets | 1.4%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,401,810
MPT Operating Partnership LP, 3.500%, 03/15/31	500	348,125
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,351,402
		3,101,337
Chemicals | 3.1%
Ashland LLC, 3.375%, 09/01/31 (#)	1,500	1,159,372
Methanex Corp., 5.125%, 10/15/27	1,750	1,470,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	823,379
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,366,785
Description	Principal Amount (000)	Fair Value
Valvoline, Inc., 3.625%, 06/15/31 (#)	$1,500	$1,104,734
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	859,630
		6,783,900
Commercial Services & Supplies | 6.1%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,504,570
ADT Security Corp.:
4.125%, 06/15/23	500	495,375
4.125%, 08/01/29 (#)	250	207,500
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,910,112
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,743,003
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,823,100
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,475,793
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,737,702
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	1,225,491
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,260,255
		13,382,901
Construction Materials | 0.7%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,589,474
Consumer Finance | 0.8%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	829,390
4.125%, 08/17/27	1,000	860,500
		1,689,890
Containers & Packaging | 2.9%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	878,824
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	999,156
Crown Americas LLC, 4.250%, 09/30/26	500	452,940
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,360,513
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,770,452

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	$750	$785,002
		6,246,887
Diversified Consumer Services | 0.8%
Service Corp. International, 4.625%, 12/15/27	2,000	1,810,000
Diversified Financial Services | 1.4%
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	780,010
3.625%, 01/15/29 (#)	1,000	740,390
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,436,400
		2,956,800
Diversified Telecommunication Services | 2.6%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,297,500
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	1,910,605
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	923,757
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,604,900
		5,736,762
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,170,000
Electrical Equipment | 1.5%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	1,400	925,750
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	919,061
3.750%, 02/15/31 (#)	250	196,926
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,247,595
		3,289,332
Energy Equipment & Services | 0.4%
DCP Midstream Operating LP, 3.250%, 02/15/32	1,050	830,044
Entertainment | 2.2%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,153,635
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,499,392
3.750%, 01/15/28 (#)	500	423,750
Netflix, Inc., 4.375%, 11/15/26	500	472,018
Description	Principal Amount (000)	Fair Value
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	$1,800	$1,366,487
		4,915,282
Equity Real Estate Investment Trusts (REITs) | 3.8%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,203,750
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	410,745
4.500%, 02/15/31 (#)	1,250	966,475
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,215,000
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,452,012
VICI Properties LPVICI Properties LP, 4.500%, 09/01/26 (#)	1,800	1,643,805
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,353,891
		8,245,678
Food & Staples Retailing | 2.8%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,209,000
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,115,087
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,498,680
US Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,241,257
		6,064,024
Food Products | 3.6%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,305,000
Darling Ingredients, Inc., 6.000%, 06/15/30 (#)	2,000	1,903,380
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,692,480
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,610,000
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,395,432
		7,906,292
Gas Utilities | 0.7%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,480,335
Health Care Equipment & Supplies | 1.9%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,218,300
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,845,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Medline Borrower LP, 3.875%, 04/01/29 (#)	$1,500	$1,202,535
		4,265,835
Health Care Providers & Services | 5.9%
Centene Corp., 3.375%, 02/15/30	1,500	1,226,250
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	1,547,500
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,461,187
HCA, Inc., 3.500%, 09/01/30	2,000	1,651,440
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,032,915
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,433,471
PRA Health Sciences, Inc., 2.875%, 07/15/26 (#)	200	175,969
Tenet Healthcare Corp.:
4.625%, 07/15/24	309	298,797
4.875%, 01/01/26 (#)	1,000	929,270
4.375%, 01/15/30 (#)	1,500	1,252,050
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	1,849,469
		12,858,318
Hotels, Restaurants & Leisure | 8.2%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	1,827,441
Boyd Gaming Corp.:
4.750%, 12/01/27	850	752,259
4.750%, 06/15/31 (#)	1,250	1,012,125
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,921,575
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,439,787
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,531,797
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,370,940
MGM Resorts International, 4.625%, 09/01/26	800	707,536
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,762,236
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,321,749
Travel + Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,163,093
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,872,500
Description	Principal Amount (000)	Fair Value
Yum! Brands, Inc., 4.625%, 01/31/32	$1,500	$1,257,270
		17,940,308
Household Durables | 0.6%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,379,042
Household Products | 1.2%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	950,748
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,701,051
		2,651,799
Independent Power & Renewable Electricity Producers | 1.3%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,321,485
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,592,500
		2,913,985
Interactive Media & Services | 1.5%
Twitter Inc,
3.875%, 12/15/27 (#)	1,250	1,172,157
5.000%, 03/01/30 (#)	1,000	958,310
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,230,000
		3,360,467
IT Services | 0.5%
Block, Inc., 3.500%, 06/01/31	1,450	1,124,207
Machinery | 3.2%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,580,808
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	690,000
4.625%, 05/15/30 (#)	1,000	827,700
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,702,020
Terex Corp., 5.000%, 05/15/29 (#)	1,000	858,236
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,408,750
		7,067,514
Media | 11.2%
AMC Networks, Inc., 4.250%, 02/15/29	1,000	739,360
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	451,250
4.750%, 03/01/30 (#)	1,500	1,216,875

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	$2,000	$1,689,474
CSC Holdings LLC:
7.500%, 04/01/28 (#)	1,690	1,378,989
4.500%, 11/15/31 (#)	1,000	751,180
DISH DBS Corp.:
5.250%, 12/01/26 (#)	1,000	819,247
5.750%, 12/01/28 (#)	750	566,805
GCI LLC, 4.750%, 10/15/28 (#)	250	207,564
Gray Escrow II, Inc., 5.375%, 11/15/31 (#)	1,000	784,425
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,179,765
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,378,961
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,009,165
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,195,800
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,447,439
4.125%, 12/01/30 (#)	1,000	752,500
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,605,625
3.875%, 09/01/31 (#)	1,000	775,440
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,610,945
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,898,740
Videotron Ltd., 5.125%, 04/15/27 (#)	500	458,923
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,560,901
		24,479,373
Metals & Mining | 1.3%
FMG Resources August 2006 Pty. Ltd., 4.500%, 09/15/27 (#)	1,750	1,540,000
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,230,000
		2,770,000
Mortgage Real Estate Investment Trusts (REITs) | 0.7%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,481,550
Oil, Gas & Consumable Fuels | 7.8%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,275,000
Cheniere Energy Partners LP, 3.250%, 01/31/32	1,750	1,343,746
Description	Principal Amount (000)	Fair Value
DT Midstream, Inc., 4.375%, 06/15/31 (#)	$1,350	$1,113,372
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,458,915
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,493,875
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	1,000	880,990
Murphy Oil Corp., 5.875%, 12/01/27	500	467,370
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,658,125
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,517,652
Southwestern Energy Co.:
5.700%, 01/23/25	1,800	1,762,380
4.750%, 02/01/32	250	209,525
Sunoco LP / Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,635,000
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,066,944
Targa Resources Partners LP, 4.000%, 01/15/32	1,500	1,237,058
		17,119,952
Professional Services | 0.9%
Nielsen Finance LLC:
5.625%, 10/01/28 (#)	1,000	992,528
5.875%, 10/01/30 (#)	1,000	995,865
		1,988,393
Software | 1.7%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	989,760
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,260,000
NCR Corp.:
5.750%, 09/01/27 (#)	1,000	905,992
5.125%, 04/15/29 (#)	750	562,515
		3,718,267
Specialty Retail | 2.1%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	834,015
5.000%, 02/15/32 (#)	750	577,545
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	805,210
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,390,906
QVC, Inc., 4.750%, 02/15/27	1,250	937,224
		4,544,900

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Technology Hardware, Storage & Peripherals | 1.6%
Seagate HDD Cayman, 4.091%, 06/01/29	$2,083	$1,658,526
Western Digital Corp., 4.750%, 02/15/26	2,000	1,851,960
		3,510,486
Textiles, Apparel & Luxury Goods | 0.8%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,668,625
Trading Companies & Distributors | 3.0%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	962,258
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,315,672
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,350,000
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,406,600
United Rentals North America, Inc.:
5.500%, 05/15/27	500	483,178
3.875%, 11/15/27	1,100	984,329
		6,502,037
Wireless Telecommunication Services | 1.0%
Sprint Corp., 7.125%, 06/15/24	500	507,480
T-Mobile USA, Inc., 3.500%, 04/15/31	2,000	1,680,620
		2,188,100
Total Corporate Bonds (Cost $247,989,958)		210,660,854
Description	Shares	Fair Value
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $5,536,866)	5,536,866	$5,536,866
Total Investments | 98.8% (Cost $253,526,824)		$216,197,720
Cash and Other Assets in Excess of Liabilities | 1.2%		2,530,548
Net Assets | 100.0%		$218,728,268

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Corporate Bonds | 15.2%
Banks | 4.1%
Bank of America Corp., 3.300%, 01/11/23	$2,650	$2,643,413
Biotechnology | 3.2%
AbbVie, Inc., 2.900%, 11/06/22	2,041	2,037,408
Capital Markets | 2.5%
Goldman Sachs Group, Inc., 4.000%, 03/03/24	1,650	1,625,725
Consumer Finance | 3.0%
American Express Co., 2.500%, 07/30/24	1,975	1,891,580
Internet & Direct Marketing Retail | 2.4%
eBay, Inc., 2.750%, 01/30/23	1,545	1,535,618
Total Corporate Bonds (Cost $9,910,611)		9,733,744
U.S. Treasury Securities | 84.1%
U.S. Treasury Notes:
0.875%, 01/31/24	29,570	28,249,745
1.500%, 02/29/24	8,070	7,760,440
2.250%, 03/31/24	13,965	13,546,050
2.500%, 04/30/24	795	772,827
3.000%, 06/30/24	3,420	3,345,455
Total U.S. Treasury Securities (Cost $55,428,242)		53,674,517

Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $317,167)	317,167	$317,167
Total Investments l 99.8% (Cost $65,656,020)		$63,725,428
Cash and Other Assets in Excess of Liabilities | 0.2%		109,652
Net Assets | 100.0%		$63,835,080

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.3%
Brazil | 0.0%
Gol Linhas Aereas Inteligentes SA ADR (±)	3,074	$10,114
China | 0.0%
NIO, Inc. ADR (*)	242	3,816
United States | 0.3%
Alteryx, Inc., Class A (*)	18	1,005
Groupon, Inc. (*)	242	1,926
Omeros Corp. (*)	76	240
PennyMac Mortgage Investment Trust REIT(±)	1,338	15,762
Porch Group, Inc. (*),(±)	4,734	10,652
PRA Group, Inc. (*),(±)	284	9,332
Shift Technologies, Inc. (*)	12,544	8,782
Starwood Property Trust, Inc. REIT (±)	1,615	29,425
Zogenix, Inc. CVR (¢)	40,674	27,658
		104,782
Total Common Stocks (Cost $126,685)		118,712

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 130.0%
Australia | 0.1%
Zip Co. Ltd., 0.000%, 04/23/28 (±)	AUD	300	$57,557
Austria | 0.7%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	500	326,597
Canada | 3.7%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	395	363,400
Dye & Durham Ltd., 3.750%, 03/01/26	CAD	897	514,621
Ivanhoe Mines Ltd., 2.500%, 04/15/26 (±)	USD	293	330,738
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	236	208,034
Osisko Gold Royalties Ltd., 4.000%, 12/31/22	CAD	385	277,389
			1,694,182
China | 3.7%
NIO Inc., 0.000%, 02/01/26	USD	453	402,860
Description	Security Currency	Principal Amount (000)	Fair Value
Li Auto, Inc., 0.250%, 05/01/28 (±)	USD	1,076	$1,109,720
ZTO Express Cayman, Inc., 1.500%, 09/01/27 (±)	USD	185	176,398
			1,688,978
Hong Kong | 0.6%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	2,000	268,165
Netherlands | 0.6%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	259,321
Panama | 3.6%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	1,133	1,636,052
South Korea | 0.7%
Delivery Hero SE:
1.500%, 01/15/28 (±)	EUR	300	188,268
1.000%, 04/30/26 (±)	EUR	200	140,086
			328,354
United Kingdom | 0.3%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	148,944
United States | 116.0%
8x8, Inc., 4.000%, 02/01/28 (±)	USD	415	303,988
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	501	417,333
Altair Engineering, Inc., 1.750%, 06/15/27 (±)	USD	236	211,574
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	443	448,980
Amyris, Inc., 1.500%, 11/15/26 (±)	USD	765	387,090
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26	USD	197	384,942
Arbor Realty Trust, Inc., 7.500%, 08/01/25 (±)	USD	415	378,065
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	484	431,737
Avadel Finance Cayman Ltd.,
4.500%, 02/01/23 (±)	USD	426	416,667
4.500%, 10/02/23	USD	610	526,774
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	478	539,184
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	335	254,098
Blackline, Inc., 0.000%, 03/15/26 (±)	USD	193	157,102
Bloom Energy Corp., 2.500%, 08/15/25 (±)	USD	787	1,098,258

Lazard Enhanced Opportunities Portfolio

Description	Security Currency	Principal Amount (000)	Fair Value
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (±)	USD	499	$478,663
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	293	181,074
Chefs’ Warehouse, Inc., 1.875%, 12/01/24 (±)	USD	880	866,800
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	693	780,664
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	745	589,481
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	456	392,961
Coupa Software, Inc., 0.125%, 06/15/25 (±)	USD	301	255,399
Cutera, Inc.:
2.250%, 03/15/26 (±)	USD	175	269,928
2.250%, 06/01/28 (±)	USD	397	433,524
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	264	139,920
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	307	500,717
DISH Network Corp., 0.000%, 12/15/25 (±)	USD	184	121,624
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	604	866,859
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	655	551,019
Envista Holdings Corp., 2.375%, 06/01/25 (±)	USD	459	756,661
Etsy, Inc., 0.250%, 06/15/28 (±)	USD	114	88,749
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	253	223,589
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	1,108	1,150,658
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	738	384,371
Ford Motor Co., 0.000%, 03/15/26 (±)	USD	394	362,283
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	411	199,541
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	390	402,674
Granite Construction, Inc., 2.750%, 11/01/24 (±)	USD	338	345,521

Description	Security Currency	Principal Amount (000)	Fair Value
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	368	$290,536
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	1,179	1,116,366
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	510	460,020
Halozyme Therapeutics, Inc., 1.000%, 08/15/28 (±)	USD	356	334,195
Hat Holdings I LLC, 0.000%, 05/01/25 (±)	USD	456	409,853
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	425	362,844
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	869	884,207
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	1,259	1,206,248
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	542	467,136
Infinera Corp., 3.750%, 08/01/28 (±)	USD	62	61,597
Innoviva, Inc., 2.125%, 03/15/28 (±)	USD	705	549,547
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	337	269,605
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	748	685,542
Intercept Pharmaceuticals, Inc., 3.500%, 02/15/26 (±)	USD	176	177,760
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26 (±)	USD	127	126,127
KKR Real Estate Finance Trust, Inc., 6.125%, 05/15/23 (±)	USD	276	273,930
Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	664	630,800
2.750%, 09/30/50 (±)	USD	520	499,836
Liberty Media Corp-Liberty Formula One, 2.250%, 08/15/27 (±)	USD	90	83,745
Liberty Media Corp.:
2.125%, 03/31/48 (±)	USD	930	876,525
2.750%, 12/01/49 (±)	USD	534	484,071
Livent Corp., 4.125%, 07/15/25 (±)	USD	459	1,655,383
Luminar Technologies, Inc., 1.250%, 12/15/26 (±)	USD	153	97,691
MannKind Corp., 2.500%, 03/01/26 (±)	USD	948	858,888

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Marcus Corp., 5.000%, 09/15/25 (±)	USD	718	$1,091,104
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	605	537,845
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	67	55,945
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	582	472,195
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	367	335,071
National Vision Holdings, Inc., 2.500%, 05/15/25 (±)	USD	808	1,002,970
NCL Corp. Ltd.:
1.125%, 02/15/27 (±)	USD	752	474,717
2.500%, 02/15/27 (±)	USD	200	131,500
Nutanix, Inc., 0.250%, 10/01/27 (±)	USD	814	616,198
Okta, Inc.:
0.125%, 09/01/25 (±)	USD	37	31,080
0.375%, 06/15/26 (±)	USD	108	84,402
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	118	116,378
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	944	1,752,536
PAR Technology Corp., 1.500%, 10/15/27 (±)	USD	395	290,841
Parsons Corp., 0.250%, 08/15/25 (±)	USD	86	88,924
Peabody Energy Corp., 3.250%, 03/01/28 (±)	USD	525	772,800
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	1,004	861,432
PennyMac Corp. ,
5.500%, 11/01/24 (±)	USD	403	378,568
5.500%, 03/15/26 (±)	USD	692	569,170
Plug Power, Inc., 3.750%, 06/01/25 (±)	USD	318	1,337,508
Post Holdings, Inc., 2.500%, 08/15/27 (±)	USD	267	264,998
Radius Global Infrastructure, Inc., 2.500%, 09/15/26 (±)	USD	559	454,131
Redwood Trust, Inc.:
4.750%, 08/15/23 (±)	USD	1,270	1,254,123
7.750%, 06/15/27 (±)	USD	315	254,271
Realogy Group LLC 0.250%, 06/15/25 (±)	USD	582	409,146
Revance Therapeutics, Inc., 1.750%, 02/15/27(±)	USD	582	634,380
Royal Caribbean Cruises Ltd., 2.875%, 11/15/23 (±)	USD	342	321,309
Description	Security Currency	Principal Amount (000)	Fair Value
6.000%, 08/15/25	USD	1048	$1,109,308
Shift4 Payments, Inc., 0.000%, 12/15/25 (±)	USD	760	674,500
Splunk, Inc., 1.125%, 09/15/25 (±)	USD	96	84,712
SPOTIFY USA, Inc.,Co., 0.000%, 03/15/26 (±)	USD	210	165,900
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	157	130,938
Sunnova Energy International, Inc., 2.625%, 02/15/28 (±)	USD	468	418,392
SunPower Corp., 4.000%, 01/15/23 (±)	USD	132	144,144
Tandem Diabetes Care, Inc., 1.500%, 05/01/25 (±)	USD	255	230,648
TechTarget, Inc., 0.000%, 12/15/26 (±)	USD	535	415,959
Travere Therapeutics Inc., 2.250%, 03/01/29 (±)	USD	506	517,385
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	354	296,263
United States Steel Corp., 5.000%, 11/01/26 (±)	USD	838	1,287,587
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	433	241,127
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	574	690,452
Veeco Instruments Inc., 3.750%, 06/01/27 (±)	USD	545	834,122
Virgin Galactic Holdings Inc., 2.500%, 02/01/27 (±)	USD	190	106,020
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	387	360,645
Wayfair, Inc.:
0.625%, 10/01/25 (±)	USD	334	225,451
1.000%, 08/15/26 (±)	USD	321	201,423
3.250%, 09/15/27 (±)	USD	202	160,287
Xometry Inc., 1.000%, 02/01/27 (±)	USD	498	592,570
			52,642,299
Total Convertible Corporate Bonds (Cost $65,634,945)			59,050,449

Description		Shares	Fair Value
Exchange-Traded Funds | 4.6%
Invesco QQQ Trust Series 1 (Cost $2,244,207)		7,901	$2,111,621

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Purchased Options | 0.1%
Call
Affirm Holdings, Inc., Expires 10/21/22	MSC	2	$50	$200	$4
Airbnb, Inc., Expires 10/21/22	MSC	4	125	400	264
Alteryx, Inc., Expires 11/18/22	MSC	2	70	200	260
Alteryx, Inc., Expires 10/21/22	MSC	2	75	200	22
Array Technologies, Inc., Expires 11/18/22	MSC	35	20	3,500	3,500
Arrival Sa, Expires 12/16/22	MSC	37	2	3,700	370
Confluent, Inc., Expires 10/21/22	MSC	12	40	1,200	120
Coupa Software, Inc., Expires 12/16/22	MSC	2	75	200	620
Fiverr International, Ltd. Expires 10/21/22	MSC	3	50	300	27
Gol Linhas Aereas Inteligentes, Expires 01/20/23	MSC	36	5	3,600	360
Gossamer Bio, Inc., Expires 11/18/22	MSC	8	15	800	880
Gossamer Bio, Inc., Expires 11/18/22	MSC	8	18	800	776
Greenbrier Cos., Inc., Expires 12/16/22	MSC	7	40	700	105
Groupon, Inc., Expires 10/21/22	MSC	5	15	500	25
Helix Energy Solutions Group I, Expires 12/16/22	MSC	71	5	7,100	355
Helix Energy Solutions Group I, Expires 10/21/22	MSC	11	5	1,100	11
Invesco Qqq Trust Series 1,Expires 10/21/22	MSC	51	289	5,100	9,027
Invesco Qqq Trust Series 1,Expires 10/21/22	MSC	33	298	3,300	2,244
Invesco Qqq Trust Series 1,Expires 10/21/22	MSC	22	305	2,200	726
Lucid Group, Inc., Expires 10/21/22	MSC	11	20	1,100	66
Norwegian Cruise Line Holdings, Expires 10/21/22	MSC	31	18	3,100	124
Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Opendoor Technologies, Inc., Expires 10/21/22	MSC	94	$6	$9,400	$94
Repay Holdings Corp., Expires 12/16/22	MSC	18	13	1,800	90
Sirius Xm Holdings, Inc., Expires 12/16/22	MSC	66	7	6,600	330
Sirius Xm Holdings, Inc., Expires 01/20/23	MSC	12	7	1,200	120
Put
8X8, Inc., Expires 01/20/23	MSC	40	3	4,000	800
Amyris, Inc., Expires 12/16/22	MSC	1	2	100	5
Amyris, Inc., Expires 01/20/23	MSC	93	2	9,300	2,325
Amyris, Inc, Expires 10/21/22	MSC	44	4	4,400	2,860
American Airlines Group, Inc., Expires 01/20/23	MSC	7	10	700	602
Danimer Scientific, Inc., Expires 01/20/23	MSC	31	3	3,100	1,240
Danimer Scientific, Inc., Expires 11/18/22	MSC	8	5	800	1,680
Danimer Scientific, Inc., Expires 11/18/22	MSC	15	3	1,500	300
Gol Linhas Aereas Inteligentes, Expires 01/20/23	MSC	154	3	15,400	6,930
Gossamer Bio, Inc., Expires 12/16/22	MSC	8	8	800	200
Groupon, Inc., Expires 10/21/22	MSC	10	15	1,000	6,400
Redfin Corp. , Expires 11/18/22	MSC	22	5	2,200	1,210
Shift Technologies, Inc., Expires 02/17/23	MSC	39	3	3,900	6,630
Shift Technologies, Inc., Expires 01/20/23	MSC	8	3	800	1,400
Total Purchased Options (Cost $123,919)					53,102

Description	Shares	Fair Value
Short-Term Investments | 27.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $12,436,831)	12,436,831	$12,436,831

Description	Shares	Fair Value
Total Investments excluding Securities Sold Short | 162.4% (Cost $80,566,587)		$73,770,715
Securities Sold Short | (78.0)%
Common Stocks | (54.9)%
Austria | (0.1)%
ams-OSRAM AG	(4,842)	$(30,135)
Canada | (0.7)%
Dye & Durham Ltd.	(1,959)	(24,137)
Ivanhoe Mines Ltd., Class A	(29,229)	(188,110)
Lithium Americas Corp.	(3,741)	(98,127)
		(310,374)
China | (1.6)%
Li Auto, Inc. ADR	(26,902)	(619,015)
ZTO Express Cayman, Inc. ADR	(3,896)	(93,621)
		(712,636)
Hong Kong | (0.4)%
Cathay Pacific Airways Ltd.	(173,800)	(182,156)
Netherlands | (0.1)%
Pharming Group NV	(49,557)	(51,262)
Panama | (2.7)%
Copa Holdings SA, Class A	(18,498)	(1,239,551)
South Korea | (0.1)%
Delivery Hero SE	(1,948)	(72,140)
United Kingdom | 0.0%
Just Eat Takeaway.com NV	(821)	(12,517)
United States | (49.2)%
8x8, Inc.	(44,517)	(153,584)
Airbnb, Inc., Class A	(568)	(59,663)
Altair Engineering, Inc., Class A	(2,055)	(90,872)
American Airlines Group, Inc.	(19,141)	(230,458)
Amyris, Inc.	(53,351)	(155,785)
Anywhere Real Estate, Inc.	(9,747)	(79,048)
Apellis Pharmaceuticals, Inc.	(4,376)	(298,881)
Arbor Realty Trust, Inc. REIT	(7,198)	(82,777)
Array Technologies, Inc.	(18,344)	(304,143)
Avadel Pharmaceuticals PLC ADR	(41,760)	(209,218)
Avid Bioservices, Inc.	(17,190)	(328,673)
Beauty Health Co.	(592)	(6,980)
Bentley Systems, Inc., Class B	(715)	(21,872)
Blackline, Inc.	(370)	(22,163)
Bloom Energy Corp.	(40,485)	(809,295)
Braemar Hotels & Resorts, Inc. REIT	(49,831)	(214,273)
Century Aluminum Co.	(10,281)	(54,284)
Chefs’ Warehouse, Inc.	(10,874)	(315,020)
Description	Shares	Fair Value
Cinemark Holdings, Inc.	(15,789)	$(191,205)
Cloudflare, Inc., Class A	(18)	(996)
Coherus Biosciences, Inc.	(26,367)	(253,387)
Collegium Pharmaceutical, Inc.	(8,881)	(142,274)
Coupa Software, Inc.	(71)	(4,175)
Cutera, Inc.	(10,691)	(487,510)
Danimer Scientific, Inc.	(10,911)	(32,187)
Desktop Metal, Inc., Class A	(170,359)	(441,230)
DISH Network Corp., Class A	(1,817)	(25,129)
Dynavax Technologies Corp.	(576)	(6,013)
Eagle Bulk Shipping, Inc.	(15,930)	(687,857)
Envestnet, Inc.	(548)	(24,331)
Envista Holdings Corp.	(19,809)	(649,933)
Etsy, Inc.	(264)	(26,434)
EZCORP, Inc. Class A	(59,128)	(455,877)
Fisker, Inc.	(3,202)	(24,175)
Ford Motor Co.	(12,719)	(142,453)
fuboTV, Inc.	(1,669)	(5,925)
Gossamer Bio, Inc.	(24,015)	(287,700)
Granite Construction, Inc.	(6,010)	(152,594)
Greenbrier Cos., Inc.	(2,748)	(66,694)
Guidewire Software, Inc.	(713)	(43,906)
Halozyme Therapeutics, Inc.	(4,008)	(158,476)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(2,791)	(83,535)
Health Catalyst, Inc.	(4,602)	(44,639)
Helix Energy Solutions Group, Inc.	(83,837)	(323,611)
I3 Verticals, Inc., Class A	(6,361)	(127,411)
Infinera Corp.	(7,609)	(36,828)
Innoviva, Inc.	(14,605)	(169,564)
Inotiv, Inc.	(5,076)	(85,531)
Insmed, Inc.	(18,742)	(403,703)
Intercept Pharmaceuticals, Inc.	(6,166)	(86,016)
Ionis Pharmaceuticals, Inc.	(1,506)	(66,610)
Karyopharm Therapeutics, Inc.	(822)	(4,488)
Liberty Media Corp-Liberty Formula One, Class C	(679)	(39,721)
Livent Corp.	(51,296)	(1,572,222)
Lucid Group, Inc.	(462)	(6,454)
Luminar Technologies, Inc.	(5,093)	(37,102)
MannKind Corp.	(119,546)	(369,397)
Marcus Corp.	(56,848)	(789,619)
Match Group, Inc.	(3,306)	(157,861)
Mitek Systems, Inc.	(13,192)	(120,839)
MP Materials Corp.	(153)	(4,177)
National Vision Holdings, Inc.	(19,999)	(652,967)
Norwegian Cruise Line Holdings Ltd.	(17,773)	(201,901)
Nutanix, Inc., Class A	(7,094)	(147,768)

Description	Shares	Fair Value
Okta, Inc.	(218)	$(12,398)
Pacira BioSciences, Inc.	(1,001)	(53,243)
Palo Alto Networks, Inc.	(10,413)	(1,705,545)
PAR Technology Corp.	(3,074)	(90,775)
Parsons Corp.	(1,425)	(55,860)
Peabody Energy Corp.	(23,568)	(584,958)
Pebblebrook Hotel Trust REIT	(13,023)	(188,964)
Plug Power, Inc.	(62,287)	(1,308,650)
Post Holdings, Inc.	(1,602)	(131,220)
Radius Global Infrastructure, Inc.	(12,116)	(114,133)
Redwood Trust, Inc. REIT	(8,138)	(46,712)
Revance Therapeutics, Inc.	(13,755)	(371,385)
Royal Caribbean Cruises Ltd.	(16,884)	(639,904)
Shift4 Payments, Inc., Class A	(5,886)	(262,574)
Splunk, Inc.	(265)	(19,928)
Summit Hotel Properties, Inc. REIT	(7,383)	(49,614)
Sunnova Energy International, Inc.	(11,275)	(248,952)
SunPower Corp.	(2,768)	(63,775)
Tandem Diabetes Care, Inc.	(833)	(39,859)
TechTarget, Inc.	(2,194)	(129,885)
Travere Therapeutics, Inc.	(12,949)	(319,063)
United States Steel Corp.	(52,570)	(952,568)
Varex Imaging Corp.	(21,530)	(455,144)
Veeco Instruments, Inc.	(34,422)	(630,611)
Virgin Galactic Holdings, Inc.	(12,189)	(57,410)
Vishay Intertechnology, Inc.	(685)	(12,186)
Wayfair, Inc., Class A	(3,611)	(117,538)
Xometry, Inc.	(6,965)	(395,542)
		(22,337,810)
Total Common Stock (Proceeds $27,025,478)		(24,948,581)

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | (23.1)%
U.S. Treasury Bills 0.010%, 10/20/22	USD	(2,000)	$(1,997,588)
Description	Security Currency	Principal Amount (000)	Fair Value
0.010%, 10/04/22	USD	(8,500)	$(8,499,429)
(Proceeds $10,495,869)			(10,497,017)
Total Securities Sold Short (Proceeds $37,521,347)			(35,445,598)
Total Investments | 84.4% (Cost and short proceeds $43,045,240) (»)			$38,325,117
Cash and Other Assets in Excess of Liabilities | 15.6%			7,103,506
Net Assets | 100.0%			$45,428,623

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	54,261	AUD	84,000	SSB	12/28/22	$447	$—
USD	184,325	CAD	253,000	SSB	12/28/22	1,080	—
USD	605,417	CAD	832,000	SSB	12/28/22	2,808	—
USD	1,018,735	EUR	1,053,000	SSB	12/28/22	—	20,379
USD	118,021	HKD	925,000	SSB	12/28/22	14	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$4,349	$20,379

Written Options open at September 30, 2022:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Alteryx, Inc.	MSC	2	$60.00	10/21/22	$2	$321	$(980)
Alteryx, Inc.	MSC	2	60.00	11/18/22	2	941	(1,560)
Array Technologies, Inc.	MSC	35	15.00	11/18/22	35	4,337	(4,410)
Confluent, Inc.	MSC	12	25.00	10/21/22	12	1,774	(2,580)
Coupa Software, Inc.	MSC	2	60.00	12/16/22	2	1,127	(1,600)
Fiverr International, Ltd.	MSC	3	35.00	10/21/22	3	741	(1,590)
Gossamer Bio, Inc.	MSC	8	12.50	12/16/22	8	2,598	(3,120)
Greenbrier Cos. Inc	MSC	7	25.00	12/16/22	7	457	(2,100)
Helix Energy Solutions, Group I	MSC	71	4.00	12/16/22	71	2,019	(4,260)
Helix Energy Solutions, Group I	MSC	11	4.00	10/21/22	11	165	(495)
Invesco Qqq Trust, Series 1	MSC	22	275.00	10/21/22	22	11,936	(26,950)
Invesco Qqq Trust, Series 1	MSC	12	285.00	10/21/22	12	9,834	(22,764)
Norwegian Cruise Line Holdings	MSC	31	12.50	10/21/22	31	1,334	(5,208)
Opendoor Technologies, Inc.	MSC	35	5.00	10/21/22	35	1,864	(6,895)
Pra Group, Inc.	MSC	14	30.00	11/18/22	14	819	(1,330)
Sirius Xm Holdings, Inc.	MSC	154	6.75	01/20/23	154	11,595	(22,330)
Total Written Options		421				$51,862	$(108,172)

Total Return Swap Agreements open at September 30, 2022:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	BNP	$305,805	09/22/23	Affirm Holdings, Inc., 0.000%, 11/15/26	3.07%	$—	$20,886
USD	NIP	372,341	06/27/23	Alteryx, Inc., 0.500%, 08/01/24	3.07	—	9,641
USD	NIP	212,524	06/27/23	Bandwidth, Inc., 0.500%, 04/01/28	3.07	2,190	—
USD	BNP	476,056	09/22/23	Beauty Health Co. 1.250%, 10/01/26	3.07	—	9,161

Lazard Enhanced Opportunities Portfolio (continued)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$3,771	09/19/23	Blackline, Inc.	3.07%	$—	$177
USD	NIP	156,677	06/27/23	Cloudflare, Inc., 0.000%, 08/15/26	3.07	—	5,751
USD	BNP	437,955	09/22/23	Confluent, Inc., 0.000%, 01/15/27	3.07	—	4,515
USD	BNP	357,979	09/22/23	Coupa Software, Inc., 0.125%, 06/15/25	3.07	—	2,457
USD	BNP	455,941	09/22/23	Coupa Software, Inc., 0.375%, 06/15/26	3.07	—	350
USD	BNP	745,568	09/22/23	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	3.07	—	6,078
USD	NIP	318,556	06/27/23	DISH Network Corp. 3.375%, 08/15/26	3.07	—	20,950
USD	NIP	38,489	06/27/23	DocuSign, Inc., 0.000%, 01/15/24	3.07	—	31
USD	NIP	1,793,163	06/27/23	Dynavax Technologies Corp. 2.500%, 05/15/26	3.07	—	183,447
USD	BNP	330,844	09/22/23	Everbridge, Inc., 0.125%, 05/12/24	3.07	—	2,089
USD	BNP	702,867	09/22/23	Fiverr International, Ltd. 0.000%, 11/01/25	3.07	—	18,000
USD	BNP	455,285	09/22/23	GOL Equity Finance SA 3.750%, 07/15/24	3.07	—	117,943
USD	BNP	366,385	09/22/23	Groupon, Inc., 1.125%, 03/15/26	3.07	—	8,481
USD	BNP	1,072,746	09/22/23	Herbalife Nutrition, Ltd. 2.625%, 03/15/24	3.07	—	10,649
USD	BNP	7,202	09/19/23	Ionis Pharmaceuticals, Inc.	3.07	—	81
USD	NIP	358,653	06/27/23	JetBlue Airways Corp. 0.500%, 04/01/26	3.07	—	19,743
USD	BNP	1,143,548	09/19/23	Kaman Corp. 3.250%, 05/01/24	3.07	—	35,879
USD	BNP	407,797	09/22/23	Karyopharm Therapeutics, Inc., 3.000%, 10/15/25	3.07	2,731	—
USD	BNP	486,676	09/22/23	LendingTree, Inc., 0.500%, 07/15/25	3.07	—	30,809
USD	BNP	944,024	09/22/23	Liberty Interactive LLC 3.750%, 02/15/30	3.07	3,496	—
USD	BNP	452,703	09/22/23	Liberty Interactive LLC 4.000%, 11/15/29	3.07	—	43,643
USD	NIP	770,505	06/27/23	Lucid Group, Inc., 1.250%, 12/15/26	3.07	—	34,235
USD	BNP	107,325	09/22/23	Magnite, Inc., 0.250%, 03/15/26	3.07	2,905	—
USD	NIP	579,644	06/27/23	NIO, Inc., 0.000%, 02/01/26	3.07	23,311	—

Lazard Enhanced Opportunities Portfolio (continued)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$6,780	09/19/23	Nutanix, Inc.	3.07%	$—	$219
USD	NIP	292,988	06/27/23	NuVasive, Inc., 0.375%, 03/15/25	3.07	—	7,942
USD	NIP	712,813	06/27/23	NuVasive, Inc., 1.000%, 06/01/23	3.07	—	3,743
USD	NIP	122,462	06/27/23	Omeros Corp. 5.250%, 02/15/26	3.07	—	8,962
USD	BNP	547,141	09/22/23	Opendoor Technologies, Inc., 0.250%, 08/15/26	3.07	—	251
USD	BNP	2,096	09/19/23	Parsons Corp.	3.07	—	19
USD	BNP	335,877	09/22/23	PetIQ, Inc., 4.000%, 06/01/26	3.07	—	15,687
USD	BNP	386,856	09/22/23	Porch Group, Inc., 0.750%, 09/15/26	3.07	—	217
USD	BNP	1,008,493	09/22/23	PRA Group, Inc., 3.500%, 06/01/23	3.07	—	10,717
USD	BNP	283,340	09/22/23	Redfin Corp. 0.500%, 04/01/27	3.07	—	3,905
USD	BNP	399,818	09/22/23	Repay Holdings Corp. 0.000%, 02/01/26	3.07	—	26,358
USD	NIP	568,849	06/27/23	RingCentral, Inc., 0.000%, 03/01/25	3.07	—	1,861
USD	BNP	629,214	09/22/23	Sea, Ltd. 0.250%, 09/15/26	3.07	—	43,314
USD	BNP	236,566	09/22/23	Shift Technologies, Inc., 4.750%, 05/15/26	3.07	—	56,656
USD	BNP	420,158	09/22/23	Shopify, Inc., 0.125%, 11/01/25	3.07	—	24,535
USD	NIP	944,575	06/27/23	Snap, Inc., 0.125%, 03/01/28	3.07	—	66,400
USD	BNP	594,532	09/22/23	Spotify USA, Inc., 0.000%, 03/15/26	3.07	—	24,152
USD	BNP	5,971	09/19/23	TechTarget, Inc.	3.07	67	—
USD	NIP	144,827	06/27/23	Unity Software, Inc., 0.000%, 11/15/26	3.07	—	4,178
USD	BNP	281,699	09/22/23	Upwork, Inc., 0.250%, 08/15/26	3.07	—	2,380
USD	BNP	578,477	09/22/23	Veritone, Inc., 1.750%, 11/15/26	3.07	—	62,912
Short Position Contract
USD	BNP	13,856	09/19/23	Affirm Holdings, Inc., Class A	3.07	5,376	—
USD	NIP	24,727	06/27/23	Alteryx, Inc.	3.07	4,011	—
USD	BOA	4,440	05/31/23	Arbor Realty Trust, Inc.	3.07	1,864	—
USD	NIP	7,575	06/27/23	Bandwidth, Inc.	3.07	1,756	—
USD	BOA	177,280	05/31/23	Beauty Health Co.	3.07	96,790	—

Lazard Enhanced Opportunities Portfolio (continued)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$41,856	09/19/23	Beauty Health Co.	3.07%	$391	$—
USD	BOA	54,078	05/31/23	Bentley Systems, Inc., Class B	3.07	25,690	—
USD	BOA	368,258	05/31/23	Cinemark Holdings, Inc.	3.07	131,556	—
USD	NIP	24,708	06/27/23	Cloudflare, Inc.	3.07	1,367	—
USD	BNP	79,158	09/19/23	Confluent, Inc., Class A	3.07	—	3,585
USD	BNP	109,117	09/19/23	Coupa Software, Inc.	3.07	4,689	—
USD	BNP	84,437	09/19/23	DigitalOcean Holdings, Inc.	3.07	3,705	—
USD	NIP	65,861	06/27/23	DISH Network Corp.	3.07	15,755	—
USD	NIP	1,124,885	06/27/23	Dynavax Technologies Corp.	3.07	159,906	—
USD	BNP	42,313	09/19/23	Everbridge, Inc.	3.07	286	—
USD	BOA	253,109	05/31/23	Fisker, Inc.	3.07	122,645	—
USD	BNP	15,978	09/19/23	Fiverr International, Ltd.	3.07	3,436	—
USD	BOA	58,394	05/31/23	Gol Linhas Aereas Inteligentes SA ADR	3.07	35,015	—
USD	BNP	32,850	09/19/23	Gol Linhas Aereas Inteligentes SA ADR	3.07	8,563	—
USD	BOA	14,553	05/31/23	Greenbrier Cos. Inc	3.07	6,665	—
USD	BNP	26,770	09/19/23	Groupon, Inc.	3.07	3,583	—
USD	BOA	310,481	05/31/23	Guess?, Inc.	3.07	86,983	—
USD	BNP	37,439	09/19/23	Herbalife Nutrition, Ltd.	3.07	3,467	—
USD	BOA	43,946	05/31/23	Hope Bancorp, Inc.	3.07	5,533	—
USD	BOA	378,090	05/31/23	iShares iBoxx High Yield Corporate Bond ETF	3.07	44,270	—
USD	NIP	40,042	06/27/23	JetBlue Airways Corp.	3.07	5,248	—
USD	BNP	76,180	09/19/23	Karyopharm Therapeutics, Inc.	3.07	—	13,463
USD	BOA	24,427	05/31/23	KKR Real Estate Finance Trust, Inc.	3.07	6,596	—
USD	NIP	200,933	06/27/23	Lucid Group, Inc.	3.07	33,349	—
USD	BNP	1,516	09/19/23	Magnite, Inc.	3.07	—	21
USD	BOA	25,026	05/31/23	Mesa Laboratories, Inc.	3.07	13,478	—
USD	BOA	167,938	05/31/23	MP Materials Corp.	3.07	25,677	—
USD	NIP	18,970	06/27/23	NIO, Inc.	3.07	4,147	—
USD	NIP	80,823	06/27/23	NuVasive, Inc.	3.07	7,704	—
USD	NIP	35,771	06/27/23	Omeros Corp.	3.07	11,746	—
USD	BNP	74,936	09/19/23	Opendoor Technologies, Inc.	3.07	1,186	—
USD	NIP	14,350	06/27/23	Opendoor Technologies, Inc.	3.07	3,465	—
USD	BNP	5,853	09/19/23	Peabody Energy Corp.	3.07	—	129
USD	BOA	249,979	05/31/23	Pebblebrook Hotel Trust	3.07	87,558	—
USD	BOA	154,547	05/31/23	PennyMac Mortgage Investment Trust	3.07	40,387	—
USD	BNP	33,562	09/19/23	PetIQ, Inc.	3.07	4,396	—
USD	BNP	23,085	09/19/23	Porch Group, Inc.	3.07	1,971	—
USD	BNP	104,796	09/19/23	PRA Group, Inc.	3.07	—	192
USD	BNP	2,854	09/19/23	Redfin Corp.	3.07	62	—
USD	BOA	36,832	05/31/23	Redwood Trust, Inc.	3.07	21,673	—
USD	BNP	40,127	09/19/23	Repay Holdings Corp.	3.07	11,160	—
USD	BNP	15,564	09/19/23	Sea, Ltd., Class A	3.07	2,673	—
USD	BNP	9,564	09/19/23	Shift Technologies, Inc.	3.07	—	283
USD	BNP	9,027	09/19/23	Shopify, Inc.	3.07	2,507	—
USD	BOA	127,549	05/31/23	Sirius XM Holdings, Inc.	3.07	8,301	—
USD	NIP	65,419	06/27/23	Snap, Inc.	3.07	12,283	—

Lazard Enhanced Opportunities Portfolio (concluded)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BOA	$41,296	05/31/23	Starwood Property Trust, Inc.	3.07%	$11,096	$—
USD	BOA	46,929	05/31/23	Two Harbors Investment Corp.	3.07	22,656	—
USD	NIP	2,359	06/27/23	Unity Software, Inc.	3.07	415	—
USD	BNP	26,114	09/19/23	Upwork, Inc.	3.07	209	—
USD	BNP	111,407	09/19/23	Veritone, Inc.	3.07	31,506	—
USD	BOA	24,440	05/31/23	Vishay Intertechnology, Inc.	3.07	2,701	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$1,182,152	$967,077

^	For long position contracts the Portfolio pays depreciation of the referenced entity and for short position contracts the Portfolio receives depreciation of the referenced entity.

*	For long position contracts the Portfolio receives appreciation and dividends/interest, as well as financing charges at the referenced rate and for short position contracts the Portfolio pays appreciation and dividends/interest, as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 39.4%
Australia | 0.6%
Aristocrat Leisure Ltd.	608	$12,689
BHP Group Ltd.	209	5,205
Brambles Ltd.	578	4,194
Charter Hall Group REIT	1,219	8,824
Computershare Ltd. ADR (*)	838	13,483
CSL Ltd.	130	23,572
Goodman Group REIT	324	3,237
GrainCorp Ltd., Class A	777	3,853
Shopping Centres Australasia Property Group REIT	2,888	4,338
WiseTech Global Ltd.	140	4,598
Yancoal Australia Ltd.	1,456	5,272
		89,265
Austria | 0.0%
Erste Group Bank AG	149	3,263
Belgium | 0.1%
Warehouses De Pauw CVA REIT	251	6,097
Canada | 1.4%
Alimentation Couche-Tard, Inc.	196	7,891
ARC Resources Ltd.	323	3,879
Birchcliff Energy Ltd.	1,187	8,430
Canadian National Railway Co.	176	19,006
Canadian Natural Resources Ltd.	96	4,469
Element Fleet Management Corp.	528	6,230
Fairfax Financial Holdings Ltd.	8	3,654
H&R Real Estate Investment Trust	704	5,300
Hydro One Ltd.	568	13,890
International Petroleum Corp. (*)	411	3,287
Loblaw Cos. Ltd.	557	44,105
Metro, Inc.	631	31,597
Suncor Energy, Inc.	720	20,276
Toronto-Dominion Bank	309	18,951
Tourmaline Oil Corp.	203	10,550
		201,515
China | 0.1%
NXP Semiconductors NV	115	16,964
SITC International Holdings Co. Ltd.	2,000	3,663
		20,627
Denmark | 0.5%
AP Moller - Maersk AS, Class B	3	5,434
Carlsberg AS, Class B ADR	640	14,906
Description	Shares	Fair Value
Novo Nordisk AS, Class B	572	$57,013
		77,353
France | 1.0%
BNP Paribas SA	232	9,794
Bureau Veritas SA ADR	234	10,392
Cie de Saint-Gobain	262	9,344
Cie Generale des Etablissements Michelin SCA	282	6,283
Hermes International	5	5,877
Legrand SA ADR	682	8,777
LVMH Moet Hennessy Louis Vuitton SE ADR	120	14,100
Orange SA	3,055	27,626
Pernod Ricard SA ADR	375	13,721
Societe Generale SA	437	8,671
Thales SA ADR	656	14,373
TotalEnergies SE	408	19,204
		148,162
Germany | 0.4%
Daimler Truck Holding AG (*)	140	3,204
Deutsche Bank AG	503	3,762
Deutsche Post AG	746	22,700
Mercedes-Benz Group AG	59	3,017
Merck KGaA ADR	408	13,199
Nemetschek SE	54	2,600
Telefonica Deutschland Holding AG	3,483	7,054
		55,536
Hong Kong | 0.2%
AIA Group Ltd. ADR	368	12,173
Jardine Matheson Holdings Ltd.	100	5,063
Swire Pacific Ltd., Class A	500	3,731
WH Group Ltd.	16,000	10,065
		31,032
Ireland | 0.0%
AerCap Holdings NV (*)	91	3,852
Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	5,862	9,588
Perion Network Ltd. (*)	310	5,980
		15,568
Italy | 0.1%
UniCredit SpA	826	8,353
Japan | 3.7%
ABC-Mart, Inc.	100	4,310
Advantest Corp.	100	4,647
AGC, Inc.	300	9,325

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Canon, Inc.	600	$13,086
Chugai Pharmaceutical Co. Ltd.	200	4,994
Cosmo Energy Holdings Co. Ltd.	100	2,565
Dai-ichi Life Holdings, Inc.	500	7,948
Daicel Corp.	700	4,136
Daiwa House Industry Co. Ltd.	400	8,152
Electric Power Development Co. Ltd.	2,100	29,651
FUJIFILM Holdings Corp.	100	4,576
Hachijuni Bank Ltd.	1,700	5,607
Honda Motor Co. Ltd.	1,300	28,319
Hulic Co. Ltd.	700	5,151
Japan Post Bank Co. Ltd.	1,600	11,155
Japan Post Holdings Co. Ltd.	8,600	56,946
Japan Post Insurance Co. Ltd.	1,100	15,410
Japan Real Estate Investment Corp. REIT	2	8,236
Japan Tobacco, Inc.	1,900	31,186
Kansai Electric Power Co., Inc.	600	5,000
KDDI Corp.	700	20,531
Lawson, Inc.	200	6,533
McDonald’s Holdings Co. Japan Ltd.	400	13,933
Mitsui & Co. Ltd.	200	4,291
Mitsui Chemicals, Inc.	200	3,905
Mizuho Financial Group, Inc.	1,900	20,527
MS&AD Insurance Group Holdings, Inc.	200	5,293
NGK Insulators Ltd.	500	6,233
NGK Spark Plug Co. Ltd.	100	1,774
Nihon Kohden Corp.	500	10,562
Nintendo Co. Ltd. ADR	284	14,475
Nippon Building Fund, Inc. REIT	2	8,794
Nippon Telegraph & Telephone Corp.	700	18,885
Nisshinbo Holdings, Inc.	1,100	7,995
Nomura Real Estate Holdings, Inc.	200	4,534
Olympus Corp. ADR	790	15,642
Osaka Gas Co. Ltd.	1,000	15,057
Rengo Co. Ltd.	900	5,230
Sankyo Co. Ltd.	300	9,048
Sega Sammy Holdings, Inc. NA	500	6,814
Shimano, Inc. ADR	656	10,286
Shizuoka Bank Ltd. (*)	700	4,300
Softbank Corp.	500	5,000
Sumco Corp.	300	3,486
Sumitomo Mitsui Financial Group, Inc.	200	5,566
Tokyo Gas Co. Ltd.	1,800	30,400
Tokyu Fudosan Holdings Corp.	800	4,172
Toshiba Corp.	100	3,562
Description	Shares	Fair Value
Yamazaki Baking Co. Ltd.	1,100	$12,643
		539,871
Netherlands | 1.0%
Adyen NV (*)	5	6,220
ASML Holding NV	15	6,222
Eurocommercial Properties NV REIT	333	6,572
ING Groep NV	857	7,348
Koninklijke Ahold Delhaize NV	545	13,878
Koninklijke KPN NV	2,362	6,400
NN Group NV	93	3,620
Shell PLC	1,562	38,863
Wolters Kluwer NV	282	27,456
Wolters Kluwer NV ADR	259	25,354
		141,933
New Zealand | 0.1%
Spark New Zealand Ltd.	4,458	12,488
Norway | 0.1%
Aker BP ASA	60	1,721
Orkla ASA	1,665	12,089
		13,810
Puerto Rico | 0.0%
OFG Bancorp	164	4,121
Singapore | 0.2%
Jardine Cycle & Carriage Ltd.	500	11,697
Oversea-Chinese Banking Corp. Ltd.	600	4,915
Sembcorp Industries Ltd.	2,600	5,580
Singapore Technologies Engineering Ltd.	2,100	5,206
STMicroelectronics NV	116	3,579
		30,977
Spain | 0.2%
Banco Santander SA	842	1,957
Corporacion Financiera Alba SA	35	1,486
Iberdrola SA	1,192	11,081
Industria de Diseno Textil SA	341	7,044
Industria de Diseno Textil SA ADR	848	8,641
		30,209
Sweden | 0.4%
Assa Abloy AB ADR	990	9,187
Epiroc AB ADR	1,396	19,823
Hexagon AB ADR	1,798	16,668
Telefonaktiebolaget LM Ericsson, B Shares	1,099	6,400
		52,078
Switzerland | 0.4%
ABB Ltd. ADR	669	17,167

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Novartis AG	68	$5,184
PSP Swiss Property AG	170	17,023
Swatch Group AG	1,385	15,498
		54,872
United Kingdom | 1.4%
Barclays PLC	9,217	14,695
Coca-Cola Europacific Partners PLC	320	13,638
Diageo PLC ADR	157	26,660
Haleon PLC (*)	505	1,563
HSBC Holdings PLC	1,811	9,384
National Grid PLC	766	7,905
NatWest Group PLC	4,273	10,664
RELX PLC ADR	990	24,067
Serco Group PLC	3,783	6,556
SSE PLC	816	13,835
Standard Chartered PLC	3,961	24,914
Unilever PLC	730	32,120
Unilever PLC ADR	543	23,805
		209,806
United States | 27.4%
Abbott Laboratories	99	9,579
Academy Sports & Outdoors, Inc.	121	5,104
Accenture PLC, Class A	138	35,507
Activision Blizzard, Inc.	117	8,698
Adobe, Inc. (*)	9	2,477
AGCO Corp.	35	3,366
Akamai Technologies, Inc. (*)	38	3,052
Albertsons Cos., Inc., Class A	177	4,400
Alleghany Corp. (*)	9	7,554
Allison Transmission Holdings, Inc.	139	4,693
Alpha & Omega Semiconductor Ltd. (*)	105	3,230
Alphabet, Inc., Class A (*)	442	42,277
Alphabet, Inc., Class C (*)	718	69,036
Altria Group, Inc.	208	8,399
Amazon.com, Inc. (*)	364	41,132
Amdocs Ltd.	173	13,745
AMERCO	13	6,620
Ameren Corp.	164	13,210
American Electric Power Co., Inc.	355	30,690
American Express Co.	104	14,031
American International Group, Inc.	123	5,840
AmerisourceBergen Corp.	143	19,352
AMN Healthcare Services, Inc. (*)	165	17,483
Amphenol Corp., Class A	327	21,896
Antero Resources Corp. (*)	132	4,030
Aon PLC, Class A	165	44,199
Description	Shares	Fair Value
Apple, Inc.	1,247	$172,335
Arcosa, Inc.	94	5,375
Autodesk, Inc. (*)	20	3,736
Automatic Data Processing, Inc.	63	14,250
AutoZone, Inc. (*)	13	27,845
Avery Dennison Corp.	69	11,226
Bank of America Corp.	417	12,593
Becton, Dickinson & Co.	46	10,250
Berkshire Hathaway, Inc., Class B (*)	20	5,340
Biogen, Inc. (*)	27	7,209
BJ’s Wholesale Club Holdings, Inc. (*)	188	13,688
BlueLinx Holdings, Inc. (*)	64	3,974
Booking Holdings, Inc. (*)	4	6,573
Booz Allen Hamilton Holding Corp.	280	25,858
Boston Scientific Corp. (*)	458	17,738
Bristol-Myers Squibb Co.	631	44,858
Broadcom, Inc.	78	34,633
BRP, Inc.	189	11,635
Cadence Design Systems, Inc. (*)	334	54,586
Cal-Maine Foods, Inc.	109	6,059
Caleres, Inc.	162	3,924
Campbell Soup Co.	401	18,895
Cardinal Health, Inc.	170	11,336
Cboe Global Markets, Inc.	57	6,690
CF Industries Holdings, Inc.	144	13,860
Charles Schwab Corp.	304	21,848
Charter Communications, Inc., Class A (*)	82	24,875
Chesapeake Energy Corp.	47	4,428
Chipotle Mexican Grill, Inc. (*)	3	4,508
Chord Energy Corp.	33	4,513
Chubb Ltd.	80	14,550
Cigna Corp.	110	30,522
Cisco Systems, Inc.	183	7,320
Citigroup, Inc.	240	10,001
Citizens Financial Group, Inc.	59	2,027
CMS Energy Corp.	206	11,997
Coca-Cola Co.	570	31,931
Coca-Cola Consolidated, Inc.	16	6,588
Cognizant Technology Solutions Corp., Class A	407	23,378
Colgate-Palmolive Co.	492	34,563
Comcast Corp., Class A	1,051	30,826
Copart, Inc. (*)	47	5,001
Corteva, Inc.	215	12,287
CorVel Corp. (*)	45	6,229
Costco Wholesale Corp.	54	25,503
Coterra Energy, Inc.	191	4,989

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Crowdstrike Holdings, Inc., Class A (*)	25	$4,120
CSG Systems International, Inc.	115	6,081
Cushman & Wakefield PLC (*)	355	4,065
CVS Health Corp.	613	58,462
D.R. Horton, Inc.	36	2,425
Danaher Corp.	20	5,166
Darling Ingredients, Inc. (*)	65	4,300
Dave & Buster’s Entertainment, Inc. (*)	108	3,351
Deere & Co.	44	14,691
Diamondback Energy, Inc.	88	10,600
Dick’s Sporting Goods, Inc.	44	4,604
Digital Realty Trust, Inc. REIT	58	5,752
Dollar General Corp.	123	29,503
Donnelley Financial Solutions, Inc. (*)	108	3,993
Electronic Arts, Inc.	42	4,860
Elevance Health, Inc.	25	11,356
Eli Lilly & Co.	203	65,640
EMCOR Group, Inc.	34	3,926
EPAM Systems, Inc. (*)	26	9,417
Equinix, Inc. REIT	9	5,120
Equitable Holdings, Inc.	144	3,794
Everest Re Group Ltd.	124	32,543
Exelon Corp.	615	23,038
Extra Space Storage, Inc. REIT	46	7,945
Exxon Mobil Corp.	128	11,176
FactSet Research Systems, Inc.	11	4,401
Fidelity National Financial, Inc.	255	9,231
Fiserv, Inc. (*)	60	5,614
Flowers Foods, Inc.	829	20,468
FNB Corp.	534	6,194
Fortinet, Inc. (*)	257	12,626
Gartner, Inc. (*)	16	4,427
General Mills, Inc.	123	9,423
Gilead Sciences, Inc.	529	32,634
Goldman Sachs Group, Inc.	29	8,498
Grand Canyon Education, Inc. (*)	75	6,169
GSK PLC	1,981	28,895
Gulfport Energy Corp. (*)	51	4,503
H&R Block, Inc.	118	5,020
Haemonetics Corp. (*)	71	5,256
Hartford Financial Services Group, Inc.	148	9,167
HCA Healthcare, Inc.	90	16,541
Henry Schein, Inc. (*)	185	12,167
Hershey Co.	154	33,952
Home Depot, Inc.	20	5,519
Houlihan Lokey, Inc.	59	4,447
Description	Shares	Fair Value
Huntsman Corp.	138	$3,387
IDEX Corp.	20	3,997
Ingles Markets, Inc., Class A	132	10,456
Intercontinental Exchange, Inc.	410	37,044
International Game Technology PLC	201	3,176
IQVIA Holdings, Inc. (*)	133	24,092
J.M. Smucker Co.	41	5,634
JB Hunt Transport Services, Inc.	161	25,184
Johnson & Johnson	447	73,022
Kellogg Co.	322	22,431
Keysight Technologies, Inc. (*)	269	42,330
Kforce, Inc.	120	7,038
Kimberly-Clark Corp.	254	28,585
Kroger Co.	311	13,606
Lattice Semiconductor Corp. (*)	167	8,218
Life Storage, Inc. REIT	108	11,962
Lockheed Martin Corp.	18	6,953
Lowe’s Cos., Inc.	167	31,364
LyondellBasell Industries NV, Class A	40	3,011
Magnolia Oil & Gas Corp., Class A	303	6,002
Marathon Oil Corp.	77	1,739
Marathon Petroleum Corp.	42	4,172
MasterCard, Inc., Class A	67	19,051
Matson, Inc.	68	4,183
MaxLinear, Inc. (*)	94	3,066
McDonald’s Corp.	235	54,224
McKesson Corp.	17	5,778
Medtronic PLC	74	5,976
Merck & Co., Inc.	952	81,986
Meta Platforms, Inc., Class A (*)	202	27,407
Microsoft Corp.	459	106,901
Moderna, Inc. (*)	24	2,838
Molina Healthcare, Inc. (*)	47	15,502
Monolithic Power Systems, Inc.	22	7,995
Mosaic Co.	86	4,156
Motorola Solutions, Inc.	185	41,434
Nasdaq, Inc.	269	15,247
National Fuel Gas Co.	609	37,484
NetApp, Inc.	87	5,381
NIKE, Inc., Class B	180	14,962
NorthWestern Corp.	95	4,682
NRG Energy, Inc.	168	6,429
Nucor Corp.	77	8,238
NVIDIA Corp.	176	21,365
NVR, Inc. (*)	1	3,987
O’Reilly Automotive, Inc. (*)	33	23,211
Occidental Petroleum Corp.	113	6,944

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Olaplex Holdings, Inc. (*)	278	$2,655
ON Semiconductor Corp. (*)	66	4,114
Otter Tail Corp.	159	9,782
Ovintiv, Inc.	193	8,878
Owens Corning	62	4,874
PACCAR, Inc. N Ap	63	5,272
Paychex, Inc.	284	31,868
Paycom Software, Inc. (*)	13	4,290
Penske Automotive Group, Inc.	51	5,020
PepsiCo, Inc.	264	43,101
Pfizer, Inc.	631	27,613
Philip Morris International, Inc.	80	6,641
Piedmont Office Realty Trust, Inc. REIT Class A	343	3,622
Pinnacle West Capital Corp.	211	13,612
PNM Resources, Inc.	198	9,055
Portland General Electric Co.	374	16,254
Premier, Inc., Class A	169	5,736
Procter & Gamble Co.	423	53,404
PTC, Inc. (*)	175	18,305
Public Storage REIT	80	23,425
QIAGEN NV (*)	240	10,100
QUALCOMM, Inc.	190	21,466
R1 RCM, Inc. (*)	262	4,855
Regeneron Pharmaceuticals, Inc. (*)	17	11,711
Republic Services, Inc.	390	53,056
Roche Holding AG	216	70,429
Rockwell Automation, Inc.	69	14,843
S&P Global, Inc.	78	23,817
Saia, Inc. (*)	20	3,800
SBA Communications Corp. REIT	26	7,401
Sempra Energy	107	16,044
Service Corp. International	181	10,451
SilverBow Resources, Inc. (*)	97	2,607
Sirius XM Holdings, Inc.	964	5,504
SL Green Realty Corp. REIT	102	4,096
SLM Corp.	320	4,477
Southwestern Energy Co. (*)	487	2,980
SpartanNash Co.	136	3,947
Steel Dynamics, Inc.	91	6,456
Stellantis NV	1,284	15,162
Stewart Information Services Corp.	87	3,797
Synopsys, Inc. (*)	245	74,850
Target Corp.	14	2,077
Tesla, Inc. (*)	210	55,702
Tetra Tech, Inc.	44	5,655
Description	Shares	Fair Value
Texas Instruments, Inc.	189	$29,253
Texas Roadhouse, Inc.	96	8,377
Thermo Fisher Scientific, Inc.	56	28,403
TJX Cos., Inc.	160	9,939
TopBuild Corp. (*)	48	7,909
Tractor Supply Co.	62	11,525
Travelers Cos., Inc.	77	11,796
UFP Industries, Inc.	51	3,680
Ulta Beauty, Inc. (*)	39	15,646
UMH Properties, Inc. REIT	211	3,408
United Parcel Service, Inc., Class B	23	3,715
UnitedHealth Group, Inc.	141	71,211
Unum Group	107	4,152
Valero Energy Corp.	93	9,937
Veeva Systems, Inc.,Class A (*)	31	5,111
Verizon Communications, Inc.	1,336	50,728
Vertex Pharmaceuticals, Inc. (*)	74	21,426
Visa, Inc., Class A	220	39,083
Vistra Corp.	91	1,911
Warner Music Group Corp., Class A	271	6,290
Waste Management, Inc.	126	20,186
WEC Energy Group, Inc.	131	11,715
Wells Fargo & Co.	556	22,362
Westlake Corp.	36	3,128
Weyerhaeuser Co. REIT	233	6,654
White Mountains Insurance Group Ltd.	6	7,818
Williams-Sonoma, Inc.	29	3,418
WP Carey, Inc. REIT	67	4,677
WW Grainger, Inc.	32	15,654
Xcel Energy, Inc.	205	13,120
Zoetis, Inc.	213	31,586
		4,001,482
Total Common Stocks (Cost $5,391,426)		5,752,270

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 22.0%
Australia | 0.8%
Telstra Corp. Ltd., 4.000%, 04/19/27	AUD	$200	$121,998
Canada | 0.9%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	155	136,630
Germany | 0.6%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	110	86,694

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Netherlands | 0.6%
ING Groep NV, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	$100	$81,886
Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	57	48,687
United States | 18.8%
Adobe, Inc., 2.300%, 02/01/30	USD	125	103,846
Alphabet, Inc., 1.100%, 08/15/30	USD	60	46,389
Amazon.com, Inc., 3.150%, 08/22/27	USD	50	46,594
American Express Co., 4.050%, 05/03/29	USD	100	92,036
Amgen, Inc., 3.000%, 02/22/29	USD	115	100,568
Apple, Inc., 2.375%, 02/08/41	USD	60	41,529
Ball Corp., 4.875%, 03/15/26	USD	70	66,410
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	50	48,769
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	150	95,656
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	150	137,023
Clean Harbors, Inc., 4.875%, 07/15/27	USD	70	63,809
Dell International LLC, 5.300%, 10/01/29	USD	95	88,515
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	145	107,200
Home Depot, Inc., 5.875%, 12/16/36	USD	80	83,014
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	180	123,421
Johnson Controls International PLC, 1.750%, 09/15/30	USD	125	96,684
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	155	140,338
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	113	101,815
McDonald’s Corp., 3.125%, 03/04/25	CAD	110	76,668
Description	Security Currency	Principal Amount (000)	Fair Value
Microsoft Corp., 3.500%, 11/15/42	USD	$55	$45,017
Morgan Stanley, 3.625%, 01/20/27	USD	145	134,882
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	80	68,081
PepsiCo, Inc., 2.875%, 10/15/49	USD	65	45,537
Pfizer, Inc., 2.625%, 04/01/30	USD	50	42,955
Procter & Gamble Co., 1.200%, 10/29/30	USD	30	23,152
Prologis LP REIT, 1.250%, 10/15/30	USD	190	141,570
Schneider Electric SE, 0.875%, 12/13/26	EUR	100	89,071
Service Corp. International, 4.625%, 12/15/27	USD	75	67,875
Starbucks Corp., 4.450%, 08/15/49	USD	55	44,937
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	125	102,643
United Rentals North America, Inc., 4.875%, 01/15/28	USD	70	64,179
Verizon Communications, Inc., 3.875%, 02/08/29	USD	149	136,019
Visa, Inc., 0.750%, 08/15/27	USD	95	79,743
			2,745,945
Total Corporate Bonds (Cost $3,776,524)			3,221,840

Description	Shares	Fair Value
Exchange-Traded Funds | 1.0%
iShares MSCI World ETF (Cost $122,948)	1,459	$145,827

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 23.2%
Australia | 1.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	$165	$83,039
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	260	129,678
			212,717

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	$95	$52,862
Canada | 3.4%
British Columbia, 3.200%, 06/18/44	CAD	135	84,048
Export Development Canada, 1.650%, 07/31/24	CAD	125	86,783
Quebec:
2.500%, 04/20/26	USD	115	107,188
1.850%, 02/13/27	CAD	210	140,447
Vancouver, 2.900%, 11/20/25	CAD	115	80,643
			499,109
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	75,000	74,046
2.300%, 10/01/28	CLP	100,000	78,733
Chile Government International Bonds, 0.830%, 07/02/31	EUR	100	72,113
			224,892
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	205,000	39,063
Czech Republic | 1.2%
Czech Republic Government Bonds, 1.000%, 06/26/26	CZK	5,240	177,628
France | 0.2%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	45	37,116
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	50	30,437
Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	45	40,436
Japan | 1.3%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	200	189,438
Mexico | 1.4%
Mexico Bonos:
8.000%, 09/05/24	MXN	2,110	100,513
7.500%, 06/03/27	MXN	2,260	102,841
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	$5	$5,582
			208,936
Morocco | 0.4%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	64,242
New Zealand | 3.6%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	130	66,655
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	430	231,085
1.500%, 04/20/29	NZD	340	152,955
2.000%, 04/15/37	NZD	190	69,394
			520,089
Norway | 1.2%
Oslo:
2.300%, 03/14/24	NOK	1,000	89,662
2.350%, 09/04/24	NOK	1,000	88,941
			178,603
Panama | 1.1%
Panama Government International Bonds, 8.875%, 09/30/27	USD	145	164,829
Peru | 1.1%
Peru Government Bonds, 6.150%, 08/12/32	PEN	394	81,732
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	115	86,538
			168,270
Poland | 0.9%
Poland Government Bonds, 6.680% (WIBOR 6 Month), 05/25/28 (§)	PLN	690	131,091
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	100	85,436
Singapore | 0.6%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	125	86,292
Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	140	88,183
Thailand | 0.9%
Thailand Government Bonds, 1.585%, 12/17/35	THB	6,055	126,777
United Kingdom | 0.5%
U.K. Gilts, 0.875%, 07/31/33	GBP	90	71,428

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Total Foreign Government Obligations (Cost $4,288,378)			$3,397,874
Quasi Government Bonds | 1.4%
Germany | 1.4%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $230,097)	USD	235	202,141
Supranational Bonds | 6.0%
Asian Development Bank, 2.125%, 03/19/25	USD	73	69,225
European Investment Bank, 1.000%, 01/28/28	CAD	170	107,031
Inter-American Development Bank, 7.875%, 03/14/23	IDR	2,370,000	156,418
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	62	34,744
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	205	141,674
2.900%, 11/26/25	AUD	135	82,758
1.250%, 03/16/26	NOK	990	84,431
1.125%, 09/13/28	USD	62	51,947
International Finance Corp.:
2.125%, 04/07/26	USD	75	69,552
1.500%, 04/15/35	AUD	172	73,581
Total Supranational Bonds (Cost $1,025,704)			871,361
U.S. Municipal Bonds | 0.9%
California | 0.9%
California, 7.550%, 04/01/39 (Cost $170,332)	USD	105	130,756
U.S. Treasury Securities | 2.3%
U.S. Treasury Bonds, 1.750%, 08/15/41	USD	425	290,577
U.S. Treasury Note, 4.250%, 09/30/24	USD	45	45,021
Total U.S. Treasury Securities (Cost $418,816)			335,598

Description	Shares	Fair Value
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $533,124)	533,124	$533,124

Description	Fair Value
Total Investments | 99.9% (Cost $15,957,349) (»)	$14,590,791
Cash and Other Assets in Excess of Liabilities | 0.1%	13,653
Net Assets | 100.0%	$14,604,444

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2022:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	23,605	USD	15,705	SSB	12/28/22	$—	$583
CAD	54,580	USD	42,118	CIT	10/12/22	—	2,607
CAD	53,011	USD	40,660	HSB	10/12/22	—	2,284
CHF	43,400	USD	44,966	HSB	10/12/22	—	950
CHF	7,328	USD	7,593	MSC	10/12/22	—	161
CHF	6,443	USD	6,623	SSB	12/28/22	—	34
CNH	2,750,893	USD	409,968	HSB	10/12/22	—	24,662
CNH	1,428,430	USD	208,830	HSB	11/29/22	—	8,593
CNH	1,143,653	USD	170,424	JPM	10/12/22	—	10,237
CZK	1,048,309	USD	44,000	JPM	01/11/23	—	2,513
EUR	401,015	USD	410,824	CIT	10/12/22	—	17,595
EUR	697,232	USD	714,221	HSB	10/12/22	—	30,527
EUR	86,023	USD	85,152	JPM	12/28/22	—	264
GBP	33,797	USD	38,615	HSB	10/12/22	—	872
GBP	39,192	USD	47,225	HSB	10/12/22	—	3,457
GBP	140,490	USD	169,312	JPM	10/12/22	—	12,421
HUF	6,066,830	USD	15,437	HSB	10/12/22	—	1,414
HUF	10,661,070	USD	27,122	JPM	10/12/22	—	2,480
JPY	29,935,769	USD	219,179	CIT	10/12/22	—	12,190
JPY	118,886,807	USD	870,353	HSB	10/12/22	—	48,315
JPY	18,809,389	USD	137,709	JPM	10/12/22	—	7,653
KRW	125,903,550	USD	96,500	JPM	10/20/22	—	8,969
KRW	130,540,462	USD	99,478	JPM	10/20/22	—	8,723
MXN	434,246	USD	21,500	HSB	10/12/22	30	—
NZD	4,441	USD	2,800	HSB	11/10/22	—	315
NZD	109,986	USD	70,666	HSB	11/10/22	—	9,105
PLN	126,089	USD	27,700	HSB	10/12/22	—	2,293
RON	692,870	USD	140,613	HSB	10/12/22	—	3,525
SEK	353,850	USD	35,400	HSB	10/12/22	—	3,504
SEK	433,212	USD	41,375	HSB	10/12/22	—	2,325
SEK	73,529	USD	7,019	JPM	10/12/22	—	391
THB	46,523	USD	1,395	JPM	10/12/22	—	161
USD	30,000	AUD	44,579	HSB	10/12/22	1,483	—
USD	126,757	AUD	184,380	HSB	10/12/22	8,811	—
USD	302,082	AUD	439,309	JPM	10/12/22	21,060	—
USD	453,476	CAD	587,646	CIT	10/12/22	28,068	—
USD	15,125	CAD	20,397	CIT	12/28/22	352	—
USD	15,900	CAD	20,875	HSB	10/12/22	788	—
USD	362,469	CAD	469,709	JPM	10/12/22	22,438	—
USD	6,650	CHF	6,443	SSB	12/28/22	62	—
USD	95,039	CLP	89,878,345	CIT	03/15/23	4,984	—
USD	41,154	CLP	38,894,640	HSB	03/15/23	2,183	—
USD	43,526	COP	193,704,616	HSB	10/28/22	1,705	—
USD	89,343	CZK	2,223,395	HSB	01/11/23	1,351	—
USD	14,484	CZK	360,641	JPM	01/11/23	211	—
USD	22,211	CZK	544,020	JPM	01/11/23	681	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	45,900	CZK	1,131,471	JPM	01/11/23	$1,122	$—
USD	10,517	DKK	79,017	SSB	12/28/22	29	—
USD	64,700	EUR	65,180	HSB	10/12/22	786	—
USD	82,500	EUR	84,439	HSB	10/12/22	—	299
USD	188,000	EUR	187,877	HSB	10/12/22	3,771	—
USD	26,300	EUR	27,180	JPM	10/12/22	—	353
USD	30,567	EUR	31,044	JPM	12/28/22	—	68
USD	28,900	GBP	26,388	HSB	10/12/22	—	569
USD	79,800	GBP	73,092	HSB	10/12/22	—	1,825
USD	21,900	GBP	20,202	JPM	10/12/22	—	661
USD	21,783	GBP	19,314	SSB	12/28/22	189	—
USD	14,878	HUF	6,066,830	HSB	10/12/22	855	—
USD	26,133	HUF	10,661,070	JPM	10/12/22	1,491	—
USD	62,302	IDR	940,134,520	JPM	10/20/22	918	—
USD	69,300	JPY	9,497,391	JPM	10/12/22	3,631	—
USD	79,300	JPY	11,282,336	JPM	10/12/22	1,289	—
USD	159,706	JPY	22,522,486	JPM	12/28/22	2,532	—
USD	34,075	JPY	4,804,691	SSB	12/28/22	545	—
USD	92,800	KRW	126,147,680	JPM	10/20/22	5,099	—
USD	74,008	MXN	1,538,836	HSB	10/12/22	—	2,290
USD	102,771	MXN	2,137,763	JPM	10/12/22	—	3,222
USD	44,094	NOK	444,215	HSB	10/12/22	3,299	—
USD	104,076	NOK	992,404	JPM	10/12/22	12,935	—
USD	139,704	NOK	1,408,209	JPM	10/12/22	10,377	—
USD	401,472	NZD	624,858	HSB	11/10/22	51,727	—
USD	15,166	NZD	24,348	JPM	11/10/22	1,537	—
USD	207,800	NZD	323,419	JPM	11/10/22	26,776	—
USD	40,738	PEN	158,498	CIT	10/28/22	1,081	—
USD	42,610	PEN	165,520	HSB	10/28/22	1,197	—
USD	39,632	PLN	189,112	HSB	10/12/22	1,526	—
USD	49,510	PLN	231,619	HSB	10/12/22	2,839	—
USD	17,988	PLN	85,888	JPM	10/12/22	682	—
USD	44,300	SEK	498,671	HSB	10/12/22	—	650
USD	6,832	SGD	9,300	HSB	10/12/22	356	—
USD	78,115	SGD	106,346	JPM	10/12/22	4,065	—
USD	69,982	THB	2,332,848	HSB	10/12/22	8,115	—
USD	40,835	THB	1,468,025	HSB	03/13/23	1,356	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$244,332	$239,060

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 83.2%
Commodity | 8.0%
Invesco DB Agriculture Fund	201,855	$4,041,137
United States Oil Fund L.P.	8,534	557,100
		4,598,237
Equity Funds | 56.6%
First Trust NASDAQ Cybersecurity ETF	59,975	2,309,637
Franklin FTSE Japan ETF	80,286	1,740,600
Health Care Select Sector SPDR Fund	51,072	6,185,330
iShares Core Dividend Growth ETF	53,455	2,377,144
iShares Currency Hedged MSCI Eurozone ETF	63,259	1,825,338
iShares Expanded Tech Sector ETF	4,597	1,270,657
iShares Expanded Tech-Software Sector ETF	4,791	1,198,373
iShares Global Infrastructure ETF	40,355	1,688,050
iShares MSCI USA Minimum Volatility ETF	25,962	1,716,088
iShares Russell 2000 ETF	11,273	1,859,143
John Hancock Multi-Factor Mid Cap ETF	42,558	1,812,971
Vanguard Consumer Staples ETF	31,731	5,451,068
Vanguard MSCI Pacific ETF	25,497	1,464,548
Vanguard S&P 500 Value ETF	13,820	1,715,615
		32,614,562
Fixed-Income Funds | 10.2%
iShares 1-3 Year Treasury Bond ETF	52,141	4,234,370
iShares 20+ Year Treasury Bond ETF	16,304	1,670,345
		5,904,715
Specialty | 8.4%
Invesco DB US Dollar Index Bullish Fund	160,612	4,842,452
Total Exchange-Traded Funds (Cost $48,211,033)		47,959,966
Short-Term Investments | 16.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $9,697,427)	9,697,427	9,697,427
Total Investments | 100.0% (Cost $57,908,460)		$57,657,393
Liabilities in Excess of Cash and Other Assets | 0.0%		(4,623)
Net Assets | 100.0%		$57,652,770

Lazard Opportunistic Strategies Portfolio (concluded)

Total Return Swap Agreements open at September 30, 2022:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	525,658	10/19/23	Appreciation, and dividends paid, on Securities in a custom Momentum basket	SOFR+0.34bps	Depreciation, and dividend expense (if applicable), on securities in a custom momentum Basket	Upon Maturity(a)	$434
USD	GSC	425,679	10/19/23	Appreciation, and dividends paid, on Securities in a custom Momentum basket	SOFR+0.29bps	Depreciation, and dividend expense (if applicable), on securities in a custom momentum Basket	Upon Maturity(a)	345
Total gross unrealized depreciation on Total Return Swap Agreements								$779

(a) For swap agreements, the net settlement will occur on the expiration date.

* Include accrued dividends and financing charges of $779.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of September 30, 2022:

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value
Affirm Holdings, Inc.	6,607	8,930
Alkami Technology, Inc.	10,356	11,227
Bentley Systems, Inc.,Class B	4,498	9,911
Bigcommerce Holdings, Series 1	9,135	9,738
Chewy, Inc.,Class A	4,191	9,277
CI&T Inc, Class A	16,236	10,977
Cloudflare, Inc.,Class A	2,437	9,679
Coinbase Global, Inc.,Class A	2,158	9,996
Confluent, Inc., Class A	5,936	10,150
Doordash, Inc.,Class A	2,531	9,000
Doximity, Inc., Class A	4,767	10,365
Duck Creek Technologies, Inc.	12,476	10,641
Enfusion, Inc.,Class A	11,907	10,575
Expensify, Inc.,Class A	9,365	10,029
Fiverr International, Ltd.	4,655	10,248
Forgerock, Inc.,Class A	9,129	9,546
Freshworks, Inc.,Class A	9,994	9,338
Hireright Holdings Corp.	9,277	10,194
Jfrog, Ltd.	7,443	11,851
Lyft, Inc.,Class A	9,107	8,640
Marqeta, Inc.,Class A	20,513	10,516

Meridianlink, Inc.	8,847	10,370
Monday.Com Ltd.	1,113	9,067
Ncino, Inc.	4,263	10,472
Nuvei Corp-Subordinate Vtg	4,701	9,170
Paya Holdings, Inc.	24,704	10,870
Payoneer Global, Inc.	24,419	10,636
Pinterest, Inc.,Class A	5,839	9,786
Poshmark, Inc.,Class A	10,328	11,658
Powerschool Holdings, Inc.,Class A	8,094	9,730
Procore Technologies, Inc.	2,795	9,946
Qualtrics International,Class A	13,255	9,712
Remitly Global, Inc.	14,083	11,276
Riskified Ltd.Class A	34,385	9,755
Robinhood Markets, Inc.,Class A	14,487	10,534
Rocket Cos, Inc.,Class A	19,568	8,905
Sentinelone, Inc.,Class A	5,436	9,994
Shift4 Payments, Inc.,Class A	3,091	9,948
Sofi Technologies, Inc.	24,561	8,628
Squarespace, Inc.,Class A	6,775	10,424
Thoughtworks Holding, Inc.	11,803	8,917
Toast, Inc.,Class A	7,856	9,464
Uber Technologies, Inc.	4,711	8,984
Uipath, Inc.,Class A	10,638	9,659
Unity Software, Inc.	4,049	9,271
Upstart Holdings, Inc.	6,364	9,522
Vertex, Inc.,Class A	10,804	10,635
Vimeo, Inc.	30,136	8,680
Zoom Video Communications, Class A	1,905	10,082
Total Fair Value		$486,923

Securities within GSCBLZCL (SOFR+0.29bps)	Shares	Fair Value
Bill.Com Holdings, Inc.	2,923	27,533
Cloudflare, Inc.,Class A	6,965	27,434
Crowdstrike Holdings, Inc.,Class A	2,429	28,512
Datadog, Inc.,Class A	4,566	28,854
Docusign, Inc.	7,514	28,606
Elastic Nv.	5,196	26,544
Hubspot, Inc.	1,462	28,092
Mongodb, Inc.	1,940	27,401
Okta, Inc.	7,228	29,288

Shopify, Inc.,Class A	12,995	24,920
Snowflake, Inc.,Class A	2,279	27,534
Twilio, Inc.,Class A	5,624	27,656
Unity Software, Inc.	11,600	26,316
Zscaler, Inc.	2,454	28,765
Total Fair Value		$387,455

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 62.6%
Australia | 0.9%
Atlas Arteria Ltd.	12,827	$50,722
Aurizon Holdings Ltd.	43,120	94,741
Growthpoint Properties Australia Ltd. REIT	23,094	45,331
Mirvac Group REIT	51,143	63,166
Stockland REIT	24,074	50,130
Transurban Group	3,609	28,307
		332,397
Belgium | 0.3%
Warehouses De Pauw CVA REIT	4,089	99,329
Brazil | 0.5%
Multiplan Empreendimentos Imobiliarios SA	38,700	173,400
Canada | 8.1%
Agnico Eagle Mines Ltd.	2,818	119,004
Allied Properties REIT	2,365	46,843
Atco Ltd., Class I	2,937	90,256
Boardwalk Real Estate Investment Trust	1,451	48,593
Canadian Apartment Properties REIT	10,674	325,316
Canadian National Railway Co.	4,779	516,112
Canadian Utilities Ltd., Class A	3,936	102,378
Dream Industrial REIT	16,425	127,586
Enbridge, Inc.	13,298	493,085
Granite Real Estate Investment Trust	3,415	164,823
Hydro One Ltd.	19,970	488,353
Killam Apartment Real Estate Investment Trust	3,836	42,349
RioCan Real Estate Investment Trust REIT	5,965	80,406
SmartCentres REIT	2,445	45,932
Summit Industrial Income REIT	12,101	149,888
		2,840,924
France | 1.7%
Eutelsat Communications SA	2,744	21,240
Vinci SA	7,181	576,817
		598,057
Hong Kong | 0.3%
CK Infrastructure Holdings Ltd.	2,700	13,776
Kerry Properties Ltd.	31,500	59,504
Power Assets Holdings Ltd.	6,000	29,989
		103,269
Italy | 2.5%
Atlantia SpA	5,833	129,123
Enel SpA	12,875	52,762
Hera SpA	36,760	77,775
Description	Shares	Fair Value
Italgas SpA	7,891	$36,680
Snam SpA	20,771	83,906
Terna - Rete Elettrica Nazionale	81,411	495,944
		876,190
Japan | 2.1%
Daiwa House Industry Co. Ltd.	4,500	91,706
Frontier Real Estate Investment Corp. REIT	27	99,287
GLP J-REIT	63	69,545
Japan Real Estate Investment Corp. REIT	21	86,476
Katitas Co. Ltd.	2,500	55,693
Nippon Building Fund, Inc. REIT	26	114,323
Osaka Gas Co. Ltd.	11,800	177,669
Tokyo Gas Co. Ltd.	3,300	55,733
		750,432
Luxembourg | 0.1%
SES SA	3,785	20,743
Singapore | 0.2%
Parkway Life REIT	24,400	71,926
Spain | 2.6%
Aena SME SA (*)	300	31,042
Ferrovial SA	19,536	443,360
Iberdrola SA	45,788	425,662
		900,064
Sweden | 0.1%
Catena AB	1,288	38,002
Switzerland | 0.1%
Flughafen Zurich AG (*)	225	33,303
Taiwan | 0.2%
Ruentex Development Co. Ltd.	38,000	61,626
United Kingdom | 3.9%
Big Yellow Group PLC REIT	3,837	45,183
National Grid PLC	47,404	489,202
Pennon Group PLC	3,222	28,246
Safestore Holdings PLC REIT	7,884	73,727
Segro PLC REIT	12,366	103,618
Severn Trent PLC	1,578	41,251
SSE PLC	25,824	437,847
Tritax Big Box REIT PLC	54,748	82,367
United Utilities Group PLC	6,323	62,614
		1,364,055
United States | 39.0%
Alexandria Real Estate Equities, Inc.	2,363	331,269
Ameren Corp.	1,313	105,762
American Electric Power Co., Inc.	2,897	250,446

Description	Shares	Fair Value
Lazard Real Assets Portfolio (continued) (•)
American Homes 4 Rent, Class A REIT	1,768	$58,008
American Tower Corp. REIT	1,357	291,348
Apartment Income REIT Corp. REIT	6,003	231,836
Apple Hospitality REIT, Inc.	11,084	155,841
AvalonBay Communities, Inc. REIT	3,452	635,824
Brixmor Property Group, Inc. REIT	3,110	57,442
Camden Property Trust REIT	1,416	169,141
CF Industries Holdings, Inc.	1,750	168,437
Cheniere Energy, Inc.	729	120,948
Consolidated Edison, Inc.	282	24,184
Cousins Properties, Inc. REIT	3,686	86,068
Crown Castle, Inc. REIT	2,063	298,207
CSX Corp.	16,556	441,052
Digital Realty Trust, Inc. REIT	2,705	268,282
Dominion Energy, Inc.	5,082	351,217
Duke Realty Corp. REIT	5,578	268,860
EastGroup Properties, Inc. REIT	1,011	145,928
Energy Transfer Equity LP	28,837	318,072
Enterprise Products Partners LP	15,965	379,648
Equinix, Inc. REIT	1,176	668,956
Equity Residential REIT	1,975	132,759
Essex Property Trust, Inc. REIT	343	83,085
Exelon Corp.	1,437	53,830
Extra Space Storage, Inc. REIT	2,950	509,494
First Industrial Realty Trust, Inc. REIT	1,396	62,555
Healthcare Realty Trust, Inc., Class A REIT	3,323	69,285
Highwoods Properties, Inc. REIT	2,240	60,390
Hilton Worldwide Holdings, Inc.	3,117	375,973
Innovative Industrial Properties, Inc. REIT	752	66,552
Invitation Homes, Inc., REIT	5,211	175,975
Iron Mountain, Inc. REIT	2,150	94,535
Kimco Realty Corp. REIT	12,175	224,142
Life Storage, Inc. REIT	3,072	340,255
Mid-America Apartment Communities, Inc. REIT	3,589	556,546
Description	Shares	Fair Value
NiSource, Inc.	3,669	$92,422
Norfolk Southern Corp.	1,228	257,450
NRG Energy, Inc.	5,188	198,545
Pinnacle West Capital Corp.	8,152	525,885
Prologis, Inc. REIT	5,522	561,035
Public Storage REIT	1,810	529,986
Rexford Industrial Realty, Inc. REIT	5,145	267,540
SBA Communications Corp. REIT	2,766	787,342
Simon Property Group, Inc. REIT	5,541	497,305
SITE Centers Corp. REIT	4,560	48,838
SL Green Realty Corp. REIT	8,421	338,187
Targa Resources Corp.	9,846	594,108
UDR, Inc. REIT	1,564	65,234
Union Pacific Corp.	1,207	235,148
		13,631,177
Total Common Stocks (Cost $25,352,378)		21,894,894
Exchange-Traded Funds | 4.7%
Aberdeen Standard Physical Silver Shares ETF (Δ)	15,700	286,839
SPDR Gold Shares (Δ)	8,809	1,362,488
Total Exchange-Traded Funds (Cost $1,903,157)		1,649,327
Short-Term Investments | 28.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Δ) (Cost $9,896,857)	9,896,857	9,896,857
Total Investments | 95.6% (Cost $37,152,392) (»)		$33,441,078
Cash and Other Assets in Excess of Liabilities | 4.4%		1,553,571
Net Assets | 100.0%		$34,994,649

Lazard Real Assets Portfolio (concluded) (•)

Forward Currency Contracts open at September 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	2,340	USD	2,418	SSB	12/28/22	$—	$25
EUR	21,235	USD	20,880	SSB	12/28/22	75	—
USD	75,568	AUD	113,234	HSB	12/28/22	3,025	—
USD	6,616	AUD	10,032	SSB	12/28/22	189	—
USD	11,588	CAD	15,394	HSB	12/28/22	438	—
USD	20,542	CAD	27,291	JPM	12/28/22	775	—
USD	3,002	CHF	2,880	JPM	12/28/22	57	—
USD	35,069	CHF	33,638	SSB	12/28/22	670	—
USD	45,205	EUR	44,979	JPM	12/28/22	819	—
USD	639,157	EUR	636,101	SSB	12/28/22	11,444	—
USD	13,160	GBP	11,586	JPM	12/28/22	206	—
USD	267,348	GBP	235,354	SSB	12/28/22	4,209	—
USD	4,737	HKD	37,125	JPM	12/28/22	1	—
USD	54,112	HKD	424,125	SSB	12/28/22	5	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$21,913	$25

Futures Contracts open at September 30, 2022 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Depreciation
Natural Gas	25	$250,000	10/27/2022	$2,074,660	$1,691,500	$383,160
Low Sulphur Gasoil	6	600	11/10/2022	624,906	565,050	59,856
Cotton No. 2	3	150,000	12/07/2022	184,199	128,010	56,189
Soyabean Oil	1	60,000	12/14/2022	44,787	36,936	7,851
Sugar 11	4	448,000	02/28/2023	80,160	79,206	954
Total gross unrealized depreciation on Futures Contracts						$508,010

Total Return Swap Agreements open at September 30, 2022 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation
USD	GSC	$8,714,850	10/22/22	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$702,045

(a) For swap agreements, the net settlement will occur on the expiration date.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2022

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	4.84
Bean Oil	BCOMBO	4.89
Brent Crude	BCOMCO	11.80
Coffee	BCOMKC	3.64
Copper	BCOMHG	5.31

Corn	BCOMCN	9.66
Cotton	BCOMCT	0.02
Crude Oil	BCOMCL	12.52
Gasoline (RBOB)	BCOMRB	2.54
Gold	BCOMGC	0.20
Heating Oil	BCOMHO	3.98
Kansas Wheat	BCOMKW	3.77
Lean Hogs	BCOMLH	1.42
Live Cattle	BCOMLC	4.16
Natural Gas	BCOMNG	2.01
Nickel	BCOMNI	3.23
Silver	BCOMSI	1.32
Soy Meal	BCOMSM	3.98
Soybeans	BCOMSY	8.10
Sugar	BCOMSB	3.80
Wheat	BCOMWH	6.01
Zinc	BCOMZS	2.80
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

September 30, 2022 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2022, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	1.5%
Emerging Markets Debt	5.5%
Global Fixed Income	1.4%
U.S. Corporate Income	66.7%
Global Dynamic Multi-Asset Portfolio	0.5%

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended September 30, 2022 were as follows:

Issue	Value at December 31, 2021	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2022	Values at September 30, 2022

Global Listed Infrastructure
Atlas Arteria, Ltd.	$249,880,072	$112,589,514	$ -	$-	$(60,860,279)	$14,172,955	$76,272,788	$301,609,307
Eutelsat Communications SA	142,933,220	8,705,809	-	-	(54,247,226)	-	12,581,887	97,391,803
SES SA	163,718,030	6,567,811	-	-	(52,316,354)	9,454,961	21,526,589	117,969,487
Pennon Group PLC	59,347,419	133,997,732	-	-	(68,164,791)	4,950,159	14,279,212	125,180,360
Total Securities	$615,878,741	$261,860,866	$-	$-	$(235,588,650)	$28,578,075	$124,660,476	$642,150,957

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2022.
(¶)	Date shown is the next perpetual call date.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2022 which may step up at a future date.
(«)	Issue in default.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:
ADR	- American Depositary Receipt	NVDR	- Non-Voting Depository Receipt
CDOR	- Canadian Dollar Offered Rate	PJSC	- Public Joint Stock Company
CMT	- Constant Maturity Treasury	REIT	- Real Estate Investment Trust
CVR	- Contingent Value Rights	SOFR	- Secured Overnight Financing Rate
ETF	- Exchange-Traded Fund	SONIA	- Sterling Overnight Index Average
GDR	- Global Depositary Receipt	WIBOR	- Warsaw Interbank Offered Rate
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:		KRW	- South Korean Won
AUD	- Australian Dollar	MXN	- Mexican New Peso
BRL	- Brazilian Real	MYR	- Malaysian Ringgit
CAD	- Canadian Dollar	NOK	- Norwegian Krone
CHF	- Swiss Franc	NZD	- New Zealand Dollar
CLP	- Chilean Peso	PEN	- Peruvian Nuevo Sol
CNH	- Chinese Yuan Renminbi	PLN	- Polish Zloty
CNY	- Chinese Renminbi	RON	- New Romanian Leu
COP	- Colombian Peso	SEK	- Swedish Krona
CZK	- Czech Koruna	SGD	- Singapore Dollar
DKK	- Danish Krone	THB	- Thai Baht
EUR	- Euro	USD	- United States Dollar
GBP	- British Pound Sterling	UYU	- Uruguayan Peso
HKD	- Hong-Kong Dollar	ZAR	- South African Rand
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MSC	- Morgan Stanley & Co.
BOA	- Bank Of America	NIP	- Nomura International Plc
BRC	- Barclays Bank PLC	RBC	- Royal Bank of Canada
CAN	- Canadian Imperial Bank of Commerce	SCB	- Standard Chartered Bank
CIT	- Citibank N.A.	SSB	- State Street Bank & Trust Co.
GSC	- Goldman Sachs International	UBS	- UBS AG
HSB	- HSBC Bank USA N.A.
JPM	- JPMorgan Chase Bank N.A.
MEL	- Bank of New York Mellon Corp.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio
Common & Preferred Stocks
Aerospace & Defence	—%	—%	0.2%	—%	—%
Air Freight & Logistics	3.7	—	0.3	—	—
Airlines	—	—	0.2	—	—
Auto Components	1.6	—	0.4	1.9	1.1
Automobiles	1.5	0.4	4.0	3.0	2.2
Banks	19.6	17.6	16.6	20.7	20.1
Beverages	3.4	2.5	1.8	—	1.6
Biotechnology	—	0.7	0.3	—	—
Capital Markets	—	1.4	1.1	—	1.4
Chemicals	1.9	2.9	4.0	1.3	1.2
Communications Equipment	0.9	0.7	0.1	—	—
Construction & Engineering	—	1.6	1.0	—	—
Construction Materials	—	1.1	—	2.1	0.9
Consumer Finance	1.7	—	0.2	—	1.0
Diversified Consumer Services	—	—	0.2	—	—
Diversified Financial Services	—	—	1.0	—	1.5
Diversified Telecommunication Services	—	2.0	2.5	4.0	1.4
Electric Utilities	—	1.1	1.5	—	—
Electrical Equipment	3.1	—	1.1	—	—
Electronic Equipment, Instruments & Components	5.0	0.9	3.4	1.8	2.5
Energy Equipment & Services	—	1.6	—	—	—
Entertainment	—	2.2	1.8	—	1.2
Food & Staples Retailing	—	—	1.5	—	1.2
Food Products	—	0.7	1.4	1.7	—
Gas Utilities	—	—	0.7	1.1	1.4
Health Care Equipment & Supplies	—	—	0.3	—	—
Health Care Providers & Services	—	—	1.2	2.9	2.1
Hotels, Restaurants & Leisure	2.3	1.1	0.8	1.1	5.4
Household Durables	1.7	1.4	0.9	2.6	2.3
Household Products	—	—	0.7	1.1	0.9
Independent Power & Renewable Electricity Producers	—	—	0.7	0.9	—
Industrial Conglomerates	—	0.8	—	0.9	—
Insurance	1.5	4.2	2.6	5.9	2.4
Interactive Media & Services	8.3	4.9	4.3	—	3.1
Internet & Direct Marketing Retail	5.3	6.4	6.5	—	3.8
IT Services	1.5	3.0	3.7	—	4.3
Life Sciences Tools & Services	—	0.8	0.2	—	—
Machinery	2.4	2.3	0.9	1.0	2.1
Marine	—	—	1.0	—	—
Media	—	—	0.4	—	—
Metals & Mining	1.1	3.1	3.7	3.6	5.1
Multiline Retail	—	—	0.2	—	—
Oil, Gas & Consumable Fuels	3.2	7.1	5.3	10.7	6.2
Paper & Forest Products	0.7	1.4	0.2	—	—
Personal Products	—	0.9	—	3.5	1.9
Pharmaceuticals	1.8	—	2.2	0.8	1.2
Real Estate Management & Development	—	—	1.3	2.2	1.1
Road & Rail	2.0	0.9	—	—	—
Semiconductors & Semiconductor Equipment	10.7	11.0	8.2	9.9	9.1
Specialty Retail	6.4	2.4	0.6	0.7	—

The accompanying notes are an integral part of these financial statements.

Technology Hardware, Storage & Peripherals	5.7	4.6	4.3	7.3	4.4
Textiles, Apparel & Luxury Goods	1.0	1.8	0.5	—	1.3
Tobacco	—	—	0.9	0.9	1.8
Transportation Infrastructure	0.8	3.2	0.5	1.7	—
Wireless Telecommunication Services	—	0.6	0.7	2.1	2.3
Subtotal	98.8	99.3	98.1	97.4	99.5
Short-Term Investments	1.3	0.2	7.8	3.1	0.3
Total Investments	100.1%	99.5%	105.9%	100.5%	99.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.1%	—%	0.5%	0.9%
Air Freight & Logistics	—	—	—	—	1.5
Airlines	—	—	—	0.5	—
Auto Components	—	—	—	0.7	—
Automobiles	—	—	—	0.4	3.6
Banks	—	6.2	—	3.5	8.2
Beverages	0.9	7.9	—	6.1	0.5
Biotechnology	—	—	—	2.4	1.2
Building Products	—	—	—	—	2.9
Capital Markets	—	5.9	—	6.4	3.0
Chemicals	—	—	—	2.5	1.9
Commercial Services & Suppliers	3.0	—	—	—	1.3
Communications Equipment	4.0	1.8	—	—	1.2
Construction & Engineering	6.0	—	12.4	—	0.6
Containers & Packaging	—	0.9	—	—	—
Diversified Consumer Services	3.2	—	—	—	—
Diversified Financial Services	—	—	—	—	0.8
Diversified Telecommunication Services	—	—	—	—	1.0
Electric Utilities	—	—	12.2	1.6	2.7
Electrical Equipment	—	4.2	—	3.1	0.8
Electronic Equipment, Instruments & Components	—	1.9	—	1.8	0.4
Energy Equipment & Services	—	—	—	1.9	—
Entertainment	—	1.6	—	2.3	1.2
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.7
Food & Staples Retailing	—	—	—	—	1.9
Food Products	—	—	—	—	2.1
Gas Utilities	—	—	6.8	—	—
Health Care Equipment & Supplies	8.3	2.5	—	5.2	1.0
Health Care Providers & Services	16.4	—	—	3.6	—
Health Care Technology	—	—	—	—	0.2
Hotels, Restaurants & Leisure	5.9	1.8	—	—	2.2
Household Durables	—	0.6	—	—	—
Household Products	—	1.6	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	—	0.8
Industrial Conglomerates	—	—	—	—	2.0
Insurance	—	4.1	—	4.3	5.4
Interactive Media & Services	—	5.4	—	5.2	0.1
Internet & Direct Marketing Retail	3.8	4.0	—	—	0.1
IT Services	14.8	6.5	—	4.0	2.5
Leisure Products	—	1.6	—	—	0.3
Life Sciences Tools & Services	—	4.7	—	5.6	0.5
Machinery	4.0	1.1	—	—	0.2
Marine	—	—	—	—	1.8
Media	10.0	—	2.8	1.4	0.3
Metals & Mining	—	—	—	1.1	2.0
Multiline Retail	—	3.9	—	2.5	—
Multi-Utilities	—	—	13.4	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	4.8
Personal Products	—	0.9	—	0.9	3.7
Pharmaceuticals	—	4.9	—	6.2	11.9
Professional Services	—	5.3	—	4.0	1.8

The accompanying notes are an integral part of these financial statements.

Real Estate Management & Development	—	—	—	—	0.8
Road & Rail	2.1	1.2	19.1	1.0	—
Semiconductors & Semiconductor Equipment	3.9	5.4	—	6.2	3.2
Software	1.0	5.1	—	9.9	1.7
Specialty Retail	2.1	1.9	—	—	2.1
Technology Hardware, Storage & Peripherals	—	—	—	—	1.4
Textiles, Apparel & Luxury Goods	5.6	3.6	—	—	3.3
Tobacco	—	—	—	—	3.2
Trading Companies & Distributors	—	1.4	—	1.5	2.4
Transportation Infrastructure	—	—	14.2	—	—
Water Utilities	—	—	8.7	—	—
Wireless Telecommunication Services	—	—	—	—	1.3
Subtotal	95.0	99.0	89.6	96.3	100.4
Short-Term Investments	4.9	1.0	9.8	5.3	0.5
Total Investments	99.9%	100.0%	99.4%	101.6%	100.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	4.3%	3.7%	—%	1.4%	5.6%
Air Freight & Logistics	—	—	—	1.0	—
Airlines	1.2	1.0	—	0.9	1.4
Auto Components	1.0	0.9	—	0.9	1.1
Automobiles	1.4	0.8	—	—	1.5
Banks	6.5	11.5	8.5	4.3	9.0
Beverages	6.5	2.8	6.2	2.7	9.6
Biotechnology	—	—	3.2	—	1.9
Building Products	1.5	1.5	2.3	1.6	1.9
Capital Markets	3.0	—	5.9	5.6	1.7
Chemicals	4.7	5.0	—	4.0	4.0
Commercial Services & Suppliers	—	—	—	3.8	—
Construction & Engineering	—	—	—	1.8	—
Diversified Financial Services	—	—	—	1.5	1.3
Diversified Telecommunication Services	0.6	1.5	—	1.1	—
Electric Utilities	1.2	—	—	—	1.4
Electrical Equipment	2.6	4.8	1.8	—	4.1
Electronic Equipment, Instruments & Components	—	—	2.2	1.2	1.2
Energy Equipment & Services	—	—	—	0.5	—
Entertainment	2.4	1.3	3.5	0.8	2.1
Equity Real Estate Investment Trusts (REITs)	—	—	—	1.9	—
Food & Staples Retailing	2.0	—	2.5	2.0	1.2
Food Products	—	—	—	1.8	—
Gas Utilities	1.2	1.6	—	3.3	—
Health Care Equipment & Supplies	4.1	3.2	2.9	2.8	3.3
Health Care Providers & Services	—	—	—	0.8	—
Hotels, Restaurants & Leisure	1.5	1.9	—	1.6	2.2
Household Durables	—	—	—	1.8	—
Household Products	—	0.9	0.6	—	—
Independent Power & Renewable Electricity Producers	0.7	1.1	—	—	1.1
Industrial Conglomerates	0.9	—	—	—	—
Insurance	4.7	5.9	8.0	1.3	6.9
Interactive Media & Services	0.8	2.3	4.1	0.9	—
Internet & Direct Marketing Retail	1.2	1.5	1.8	—	—
IT Services	1.7	2.7	2.1	3.7	2.2
Leisure Products	5.0	2.8	3.1	2.2	2.9
Life Sciences Tools & Services	2.2	1.6	1.5	—	2.0
Machinery	1.0	0.7	0.5	5.4	0.3
Media	—	—	—	—	1.0
Metals & Mining	1.4	0.9	—	1.5	1.8
Multiline Retail	—	—	3.3	—	—
Multi-Utilities	2.7	2.2	—	—	2.5
Oil, Gas & Consumable Fuels	6.8	8.3	—	2.3	2.2
Personal Products	2.2	1.5	2.9	—	—
Pharmaceuticals	5.5	5.5	1.3	2.0	4.6
Professional Services	5.7	7.0	9.4	4.0	6.5
Real Estate Management & Development	2.0	2.0	—	6.7	2.6
Road & Rail	—	—	—	—	1.5
Semiconductors & Semiconductor Equipment	3.4	5.3	6.9	2.1	2.8
Software	—	—	4.6	3.3	—

The accompanying notes are an integral part of these financial statements.

Specialty Retail	1.2	0.8	2.5	3.7	—
Technology Hardware, Storage & Peripherals	—	—	—	1.2	—
Textiles, Apparel & Luxury Goods	1.6	0.9	3.4	1.9	—
Trading Companies & Distributors	1.2	1.5	3.1	2.9	—
Water Utilities	—	—	—	0.8	—
Subtotal	97.6	96.9	98.1	95.0	95.4
Short-Term Investments	1.8	2.4	1.7	3.8	4.3
Total Investments	99.4%	99.3%	99.8%	98.8%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.5%	—%	—%	0.1%	—%
Air Freight & Logistics	—	—	—	0.2	—
Airlines	—	—	—	—	—
Auto Components	0.3	—	—	0.1	—
Automobiles	0.5	—	2.2	2.1	—
Banks	1.6	2.6	9.3	7.5	—
Beverages	1.1	—	0.5	1.3	—
Biotechnology	3.5	—	0.9	1.3	—
Building Products	—	—	1.1	1.1	—
Capital Markets	1.1	—	2.4	2.4	—
Chemicals	0.5	—	—	0.2	0.5
Commercial Services & Suppliers	3.4	—	0.5	0.9	—
Communications Equipment	1.0	—	—	0.4	—
Construction & Engineering	0.2	—	—	1.1	2.9
Consumer Finance	0.2	—	0.9	0.7	—
Containers & Packaging	0.2	—	0.5	0.6	—
Diversified Consumer Services	1.0	—	0.6	0.6	—
Diversified Financial Services	0.1	—	—	—	—
Diversified Telecommunication Services	4.9	—	1.5	2.5	—
Electric Utilities	5.1	—	—	1.2	8.6
Electrical Equipment	—	—	—	0.9	—
Electronic Equipment, Instruments & Components	0.8	—	0.4	0.8	—
Entertainment	0.6	—	—	0.2	—
Equity Real Estate Investment Trusts (REITs)	3.9	—	1.7	1.8	31.6
Food & Staples Retailing	4.8	—	1.9	1.2	—
Food Products	6.3	—	—	1.0	—
Gas Utilities	3.0	—	—	0.6	1.0
Health Care Equipment & Supplies	1.7	—	—	0.5	—
Health Care Providers & Services	5.2	—	—	1.8	—
Health Care Technology	0.3	—	—	0.1	—
Hotels, Restaurants & Leisure	2.2	—	1.6	1.5	1.1
Household Durables	0.2	—	—	0.1	—
Household Products	3.8	—	0.9	1.7	—
Independent Power & Renewable Electricity Producers	0.6	—	—	0.2	—
Industrial Conglomerates	0.6	—	—	0.3	—
Insurance	5.6	—	—	1.8	—
Interactive Media & Services	0.7	—	0.6	1.3	—
Internet & Direct Marketing Retail	—	—	0.5	0.6	—
IT Services	3.2	—	0.7	2.0	—
Leisure Products	0.7	—	—	0.4	—
Life Sciences Tools & Services	0.7	—	—	0.6	—
Machinery	0.8	—	1.8	1.5	—
Marine	0.2	—	—	0.1	—
Media	1.5	—	—	0.4	0.2
Metals & Mining	—	—	—	0.1	0.3
Multiline Retail	—	—	—	0.3	—
Multi-Utilities	2.6	—	—	0.6	3.9
Oil, Gas & Consumable Fuels	1.2	3.8	—	1.1	5.4
Personal Products	1.6	—	—	0.4	—
Pharmaceuticals	8.9	—	0.6	3.7	—
Professional Services	1.6	—	—	1.0	—

The accompanying notes are an integral part of these financial statements.

Real Estate Management & Development	1.5	0.5	—	0.3	1.5
Road & Rail	0.7	—	—	0.4	4.4
Semiconductors & Semiconductor Equipment	0.7	—	—	1.1	—
Software	1.1	—	1.7	2.8	—
Specialty Retail	1.7	—	1.0	1.6	—
Technology Hardware, Storage & Peripherals	0.9	—	1.4	2.2	—
Textiles, Apparel & Luxury Goods	0.3	—	—	0.4	—
Tobacco	1.8	—	—	0.4	—
Trading Companies & Distributors	—	—	0.6	0.6	—
Transportation Infrastructure	—	—	—	—	0.8
Water Utilities	—	—	—	—	0.4
Wireless Telecommunication Services	1.2	—	—	0.1	—
Subtotal	98.4	6.9	35.8	62.8	62.6
Exchange Traded Funds	—	—	—	1.0	4.7
Foreign Government Obligations	—	80.2	47.9	23.2	—
Supranational Bonds	—	0.1	10.0	6.0	—
Sovereign Bonds	—	0.2	—	—	—
U.S. Municipal Bonds	—	—	1.8	0.9	—
U.S. Treasury Securities	—	1.0	3.3	2.3	—
Short-Term Investments	2.4	11.5	0.9	3.7	28.3
Total Investments	100.8%	99.9%	99.7%	99.9%	95.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio

Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.4%	-0.2%
Air Freight & Logistics	0.4	-0.2
Airlines	4.7	-3.6
Auto Components	0.2	-0.1
Automobiles	4.9	-1.8
Banks	4.2	—
Biotechnology	10.7	-5.8
Chemicals	4.8	-3.9
Communications Equipment	0.1	-0.1
Construction & Engineering	0.8	-0.3
Consumer Finance	3.1	-1.0
Diversified Telecommunication Services	1.0	-0.3
Electrical Equipment	6.6	-5.5
Electronic Equipment, Instruments & Components	1.4	-0.2
Energy Equipment & Services	1.9	-0.7
Entertainment	4.5	-2.2
Equity Real Estate Investment Trusts (REITs)	3.3	-1.0
Food & Staples Retailing	1.9	-0.7
Food Products	0.6	-0.3
Health Care Equipment & Supplies	5.4	-3.6
Health Care Technology	0.8	-0.1
Hotels, Restaurants & Leisure	4.0	-1.9
Independent Power Producers & Energy Traders	0.9	-0.5
Interactive Media & Services	1.6	-0.3
Internet & Direct Marketing Retail	3.8	-1.5
IT Services	2.8	-0.9
Leisure Products	1.3	—
Life Sciences Tools & Services	0.6	-0.2
Machinery	1.7	-1.1
Marine	1.9	-1.5
Media	6.9	-0.4
Metals & Mining	5.7	-2.8
Mortgage Real Estate Investment Trusts (REITs)	7.7	-0.5
Oil, Gas & Consumable Fuels	1.7	-1.3
Pharmaceuticals	6.8	-2.1
Real Estate Management & Development	0.9	-0.2
Semiconductors & Semiconductor Equipment	2.6	-1.5
Software	13.0	-5.2
Specialty Retail	4.7	-1.4
Subtotal	130.3	-54.9
Exchange-Traded Funds	4.6	—
Purchased Options	0.1	—
U.S. Treasury Securities	—	-23.1
Short-Term Investments	27.4	—
Total Investments	162.4%	-78.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2022